SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-73133)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No. ____	[ ]
	Post-Effective Amendment No. 98	[X]
and
REGISTRATION STATEMENT (No. 811-03221)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 98	[X]

Fidelity Charles Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (November 28, 2009) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Fidelity Asset Manager® Funds

Fidelity Asset Manager 20% Class/Ticker Fidelity Asset Manager 20%/FASIX
Fidelity Asset Manager 30% Class/Ticker Fidelity Asset Manager 30%/FTANX
Fidelity Asset Manager 40% Class/Ticker Fidelity Asset Manager 40%/FFANX
Fidelity Asset Manager 50% Class/Ticker Fidelity Asset Manager 50%/FASMX
Fidelity Asset Manager 60% Class/Ticker Fidelity Asset Manager 60%/FSANX
Fidelity Asset Manager 70% Class/Ticker Fidelity Asset Manager 70%/FASGX
Fidelity Asset Manager 85% Class/Ticker Fidelity Asset Manager 85%/FAMRX

In this prospectus, the term "shares" (as it relates to a fund) means the class of shares offered through this prospectus.

Prospectus

November 28, 2009

Contents

Fund Summary	<Click Here>	Fidelity Asset Manager 20%
	<Click Here>	Fidelity Asset Manager 30%
	<Click Here>	Fidelity Asset Manager 40%
	<Click Here>	Fidelity Asset Manager 50%
	<Click Here>	Fidelity Asset Manager 60%
	<Click Here>	Fidelity Asset Manager 70%
	<Click Here>	Fidelity Asset Manager 85%
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information About the Indexes

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 20%/Fidelity Asset Manager 20%


Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

A The fund may invest in Fidelity® Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 20% of assets in stocks, 50% of assets in bonds, and 30% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (10%-30%), bond class (40%-60%), and short-term/money market class (10%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	5.71%	3.61%	1.33%	-0.50%	14.41%	6.42%	6.19%	7.32%	4.77%	-14.17%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	6.75%	June 30, 2003
Lowest Quarter Return	-7.78%	December 31, 2008
Year-to-Date Return	17.00%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Fidelity Asset Manager 20%
Return Before Taxes	-14.17%	1.75%	3.26%
Return After Taxes on Distributions	-15.12%	0.30%	1.60%
Return After Taxes on Distributions and Sale of Fund Shares	-9.01%	0.86%	1.89%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	4.65%	5.63%
Fidelity Asset Manager 20% Composite Index (reflects no deduction for fees, expenses, or taxes)	-5.38%	2.97%	3.76%


Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200


The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

If you purchase the fund through an intermediary, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 30%/Fidelity Asset Manager 30%


Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.49%
Total annual operating expensesB	0.91%

A The fund may invest in Fidelity® Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratio of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 93
3 years	$ 290
5 years	$ 504
10 years	$ 1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 30% of assets in stocks, 50% of assets in bonds, and 20% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-40%), bond class (40%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years

2008

	-19.69%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.36%	June 30, 2008
Lowest Quarter Return	-10.59%	December 31, 2008
Year-to-Date Return	20.54%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 30%
Return Before Taxes	-19.69%	-17.28%
Return After Taxes on Distributions	-20.46%	-18.06%
Return After Taxes on Distributions and Sale of Fund Shares	-12.67%	-14.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	6.83%
Fidelity Asset Manager 30% Composite Index (reflects no deduction for fees, expenses, or taxes)	-9.74%	-8.05%

A From October 9, 2007.


Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200


The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

If you purchase the fund through an intermediary, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 40%/Fidelity Asset Manager 40%


Investment Objective

The fund seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.64%
Total annual operating expensesB	1.06%

A The fund may invest in Fidelity® Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratio of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 108
3 years	$ 337
5 years	$ 585
10 years	$ 1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 40% of assets in stocks, 45% of assets in bonds, and 15% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-60%), bond class (30%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years

2008

	-23.20%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.44%	June 30, 2008
Lowest Quarter Return	-12.42%	December 31, 2008
Year-to-Date Return	22.17%	September 30, 2009

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 40%
Return Before Taxes	-23.20%	-20.71%
Return After Taxes on Distributions	-23.82%	-21.38%
Return After Taxes on Distributions and Sale of Fund Shares	-14.93%	-17.80%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	6.83%
Fidelity Asset Manager 40% Composite Index (reflects no deduction for fees, expenses, or taxes)	-14.46%	-12.46%

A From October 9, 2007.


Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200


The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

If you purchase the fund through an intermediary, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 50%/Fidelity Asset Manager 50%


Investment Objective

The fund seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.26%
Acquired fund fees and expenses	0.01%
Total annual operating expensesB	0.78%

A The fund may invest in Fidelity® Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratio of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 80
3 years	$ 249
5 years	$ 433
10 years	$ 966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	13.59%	2.38%	-3.93%	-8.05%	17.18%	5.40%	4.03%	9.19%	6.33%	-27.80%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	11.56%	December 31, 1999
Lowest Quarter Return	-14.74%	December 31, 2008
Year-to-Date Return	26.42%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Fidelity Asset Manager 50%
Return Before Taxes	-27.80%	-1.67%	1.02%
Return After Taxes on Distributions	-28.37%	-3.05%	-0.57%
Return After Taxes on Distributions and Sale of Fund Shares	-17.73%	-1.76%	0.25%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Fidelity Asset Manager 50% Composite Index (reflects no deduction for fees, expenses, or taxes)	-18.63%	1.18%	2.14%


Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200


The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

If you purchase the fund through an intermediary, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 60%/Fidelity Asset Manager 60%


Investment Objective

The fund seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.66%
Acquired fund fees and expenses	0.01%
Total annual operating expensesB	1.23%

A The fund may invest in Fidelity® Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratio of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 125
3 years	$ 390
5 years	$ 676
10 years	$ 1,489

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years

2008

	-30.01%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.67%	June 30, 2008
Lowest Quarter Return	-15.59%	December 31, 2008
Year-to-Date Return	27.73%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 60%
Return Before Taxes	-30.01%	-27.35%
Return After Taxes on Distributions	-30.35%	-27.71%
Return After Taxes on Distributions and Sale of Fund Shares	-19.42%	-23.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-34.54%
Fidelity Asset Manager 60% Composite Index (reflects no deduction for fees, expenses, or taxes)	-23.00%	-20.59%

A From October 9, 2007.


Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200


The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

If you purchase the fund through an intermediary, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 70%/Fidelity Asset Manager 70%


Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.01%
Total annual operating expensesB	0.89%

A The fund may invest in Fidelity® Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratio of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 91
3 years	$ 284
5 years	$ 493
10 years	$ 1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	13.97%	-3.55%	-7.22%	-14.05%	21.93%	6.05%	3.77%	10.33%	7.20%	-34.92%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	14.35%	June 30, 2003
Lowest Quarter Return	-18.82%	December 31, 2008
Year-to-Date Return	30.07%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Fidelity Asset Manager 70%
Return Before Taxes	-34.92%	-3.27%	-0.99%
Return After Taxes on Distributions	-35.41%	-3.83%	-2.15%
Return After Taxes on Distributions and Sale of Fund Shares	-22.54%	-2.90%	-1.23%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Fidelity Asset Manager 70% Composite Index (reflects no deduction for fees, expenses, or taxes)	-26.96%	-0.20%	0.77%


Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200


The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

If you purchase the fund through an intermediary, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 85%/Fidelity Asset Manager 85%


Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.40%
Acquired fund fees and expenses	0.01%
Total annual operating expensesB	0.97%

A The fund may invest in Fidelity® Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratio of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 99
3 years	$ 309
5 years	$ 536
10 years	$ 1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets between two main asset classes: the stock class (equity securities of all types) and the bond and short-term/money market class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year and all types of short-term and money market instruments).
  Maintaining a neutral mix over time of 85% of assets in stocks and 15% of assets in bonds and short-term and money market instruments.
  Adjusting allocation between asset classes gradually within the following ranges: stock class (60%-100%) and bond and short-term/money market class (0%-40%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the two main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years

2000

2001

2002

2003

2004

2005

2006

2007

2008

	15.44%	-15.72%	-34.95%	48.65%	11.05%	7.34%	12.40%	7.94%	-38.60%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	25.90%	March 31, 2000
Lowest Quarter Return	-21.43%	September 30, 2001
Year-to-Date Return	32.24%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Life of classA

Fidelity Asset Manager 85%
Return Before Taxes	-38.60%	-2.35%	0.03%
Return After Taxes on Distributions	-38.87%	-2.64%	-0.53%
Return After Taxes on Distributions and Sale of Fund Shares	-24.90%	-2.02%	-0.21%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-2.00%
Fidelity Asset Manager 85% Composite Index (reflects no deduction for fees, expenses, or taxes)	-32.83%	-1.27%	-0.75%

A From September 24, 1999.


Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200


The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

If you purchase the fund through an intermediary, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Asset Manager 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 20% stock class, 50% bond class; and 30% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  14% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  6% MSCI EAFE Index (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  30% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity® International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Prospectus

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 30% stock class, 50% bond class; and 20% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  21% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  9% MSCI EAFE Index (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  20% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 40% stock class, 45% bond class; and 15% short-term/money market class.

Prospectus

Fund Basics - continued

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  28% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  12% MSCI EAFE Index (foreign stocks)
  45% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  15% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 50% stock class, 40% bond class; and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)

Prospectus

  15% MSCI EAFE Index (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 60% stock class, 35% bond class; and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  42% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  18% MSCI EAFE Index (foreign stocks)
  35% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

Prospectus

Fund Basics - continued

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 70% stock class, 25% bond class; and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE Index (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

Prospectus

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into two main asset classes: the stock class and the bond and short-term/money market class. The fund's neutral mix is 85% stock class and 15% bond and short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  25% MSCI EAFE Index (foreign stocks)
  15% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds and short-term/money market instruments)

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Prospectus

Fund Basics - continued

Bond and Short-Term/Money Market Class. Most of the bond and short-term/money market class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Investments in this class may also include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into either of the two asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security, commodity, or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities or commodities index.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policies are fundamental, that is, subject to change only by shareholder approval:

Fidelity Asset Manager 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Prospectus

Fund Basics - continued

Fidelity Asset Manager 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Valuing Shares

Each fund is open for business each day the NYSE is open.

Each fund's NAV is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the fund's NAV. Fidelity calculates net asset value separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deductions) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Prospectus

Shareholder Information - continued

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of each fund is its NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Prospectus

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of each fund is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, and Fidelity Asset Manager 70% no longer issue share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

Shareholder Information - continued

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
  You can use electronic funds transfer to:

     - Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

     - Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
  To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts), for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Prospectus

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Fidelity Asset Manager 20% and Fidelity Asset Manager 30% normally pay dividends monthly (except January) and pay capital gain distributions in December.

Fidelity Asset Manager 40% and Fidelity Asset Manager 50% normally pay dividends in April, July, October, and December and pay capital gain distributions in December.

Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% normally pay dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Because each bond fund's income is primarily derived from interest, dividends from each bond fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for the funds. FIMM has day-to-day responsibility for choosing certain types of investments for the funds.

FIMM is an affiliate of FMR. As of December 31, 2008, FIMM had approximately $589.5 billion in discretionary assets under management.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing certain types of investments for each fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for each fund and may provide investment research and advice for the funds.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for each fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo 105-0001, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for each fund. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for each fund. As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for each fund.

Geoff Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Stein.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37% for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, and Fidelity Asset Manager 40% or 0.52% for Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, and it drops as total assets under management increase.

Prospectus

For September 2009, the group fee rate was 0.12% for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40% and the group fee rate was 0.26% for Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%. For Fidelity Asset Manager 50%, the individual fund fee rate is 0.25%. For Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, the individual fund fee rate is 0.30%.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended September 30, 2009, for each fund is shown in the following table.

Total Management Fee

Fidelity Asset Manager 20%	0.42%
Fidelity Asset Manager 30%	0.42%
Fidelity Asset Manager 40%	0.42%
Fidelity Asset Manager 50%	0.51%
Fidelity Asset Manager 60%	0.56%
Fidelity Asset Manager 70%	0.56%
Fidelity Asset Manager 85%	0.56%

FMR pays FIMM, FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in the funds' annual report for the fiscal period ended September 30, 2009.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.


FMR has voluntarily agreed to reimburse the class of shares of the following funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed the following rates:


Effective Date

Fidelity Asset Manager 30%	0.65%	5/1/08
Fidelity Asset Manager 40%	0.65%	5/1/08
Fidelity Asset Manager 60%	0.85%	5/1/08

These arrangements may be discontinued by FMR at any time.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the fund. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

Prospectus

Fund Services - continued

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand the financial history of each fund's shares for the past 5 years or, if shorter, the period of operations. Certain information reflects financial results for a single share of a fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%) and PricewaterhouseCoopers LLP (for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in the funds' annual report. A free copy of the annual report is available upon request.

Fidelity Asset Manager 20%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Income from Investment Operations
Net investment income (loss) B	.35	.43	.53	.46	.33
Net realized and unrealized gain (loss)	.50	(1.28)	.38	.39	.74
Total from investment operations	.85	(.85)	.91	.85	1.07
Distributions from net investment income	(.39)	(.45)	(.55)	(.43)	(.32)
Distributions from net realized gain	-	(.25)	(.59)	(.28)	-
Total distributions	(.39)	(.70)	(1.14)	(.71)	(.32)
Net asset value, end of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Total Return A	7.90%	(6.90)%	7.26%	6.77%	8.85%
Ratios to Average Net Assets D
Expenses before reductions	.58%	.56%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.58%	.56%	.57%	.58%	.60%
Expenses net of all reductions	.58%	.56%	.57%	.57%	.58%
Net investment income (loss)	3.30%	3.48%	4.15%	3.58%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038
Portfolio turnover rate C	16%	5%	6%	81% E	81% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

E Portfolio turnover rate excludes securities received or delivered in kind.

Prospectus

Appendix - continued

Fidelity Asset Manager 30%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.64	(1.13)
Distributions from net investment income	(.26)	(.21)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.90%	1.24% A
Expenses net of fee waivers, if any	.65%	.73% A
Expenses net of all reductions	.65%	.72% A
Net investment income (loss)	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,207	$ 26,016
Portfolio turnover rate E	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Fidelity Asset Manager 40%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.56	(1.40)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 8.77	$ 8.43
Total Return B, C	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.05%	1.68% A
Expenses net of fee waivers, if any	.65%	.72% A
Expenses net of all reductions	.64%	.72% A
Net investment income (loss)	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,198	$ 10,929
Portfolio turnover rate E	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Fidelity Asset Manager 50%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Income from Investment Operations
Net investment income (loss) B	.33	.41	.49	.45	.41 D
Net realized and unrealized gain (loss)	.60	(2.97)	1.41	.73	.69
Total from investment operations	.93	(2.56)	1.90	1.18	1.10
Distributions from net investment income	(.38)	(.47)	(.50)	(.45)	(.40)
Distributions from net realized gain	(.01)	(1.10)	(.90)	(.41)	-
Total distributions	(.39)	(1.57)	(1.40)	(.86)	(.40)
Net asset value, end of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Total Return A	7.78%	(16.34)%	12.02%	7.50%	7.15%
Ratios to Average Net Assets E
Expenses before reductions	.77%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.77%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.77%	.70%	.70%	.71%	.72%
Net investment income (loss)	2.85%	2.74%	2.93%	2.79%	2.55% D
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947
Portfolio turnover rate C	15%	8%	12%	65% F	32% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Asset Manager 60%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19
Net realized and unrealized gain (loss)	.42	(2.18)
Total from investment operations	.59	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 8.43	$ 7.96
Total Return B,C	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.22%	1.87% A
Expenses net of fee waivers, if any	.85%	.89% A
Expenses net of all reductions	.84%	.89% A
Net investment income (loss)	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,464	$ 22,212
Portfolio turnover rate E	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Appendix - continued

Fidelity Asset Manager 70%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Income from Investment Operations
Net investment income (loss)B	.25	.33	.38	.34	.31 D
Net realized and unrealized gain (loss)	.41	(4.06)	1.97	.84	.85
Total from investment operations	.66	(3.73)	2.35	1.18	1.16
Distributions from net investment income	(.31)	(.41)	(.39)	(.29)	(.32)
Distributions from net realized gain	-	(.02)	-	(.01)	-
Total distributions	(.31)	(.43)	(.39)	(.30)	(.32)
Net asset value, end of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Total ReturnA	5.59%	(21.46)%	15.07%	7.98%	8.28%
Ratios to Average Net AssetsE
Expenses before reductions	.88%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.88%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.86%	.78%	.78%	.79%	.80%
Net investment income (loss)	2.20%	2.07%	2.26%	2.20%	2.11% D
Supplemental Data
Net assets, end of period (in millions)	$ 2,215	$ 2,269	$ 3,262	$ 3,137	$ 3,284
Portfolio turnover rateC	13%	14%F	14%	82%G	37%G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been 1.73%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Asset Manager 85%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Income from Investment Operations
Net investment income (loss) B	.16	.20	.23	.18	.06 D
Net realized and unrealized gain (loss)	.27	(3.76)	2.02	.98	1.40
Total from investment operations	.43	(3.56)	2.25	1.16	1.46
Distributions from net investment income	(.18)	(.23)	(.21)	(.06)	(.06)
Distributions from net realized gain	-	(.03)	(.02)	-	-
Total distributions	(.18)	(.26)	(.23)	(.06)	(.06)
Net asset value, end of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Total Return A	4.54%	(24.43)%	17.77%	9.95%	14.22%
Ratios to Average Net Assets E
Expenses before reductions	.95%	.87%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.95%	.87%	.87%	.91%	.92%
Expenses net of all reductions	.94%	.86%	.86%	.87%	.89%
Net investment income (loss)	1.72%	1.54%	1.62%	1.50%	.53% D
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,720	$ 440,040	$ 576,458	$ 448,831	$ 403,221
Portfolio turnover rate C	7%	20%	31%	187% F	71% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Prospectus

Additional Information About the Indexes

Barclays Capital U.S. 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Dow Jones U.S. Total Stock Market IndexSM (Dow Jones U.S. Total Stock Market) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data. The Dow Jones Wilshire 5000 Composite IndexSM was discontinued on March 31, 2009 and succeeded by the Dow Jones U.S. Total Stock Market Index, which is identical in all aspects to the former index, including historical data.

Fidelity Asset Manager 20% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the Standard & Poor's 500SM Index (S&P 500®) was used for the stock class.

Fidelity Asset Manager 30% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 40% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. S&P 500 was used for the stock class.

Fidelity Asset Manager 60% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 85% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, and the MSCI EAFE Index (Europe, Australasia, Far East), weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

MSCI EAFE Index is a market capitalization index that is designed to measure the investable equity market performance for global investors of developed markets, excluding the United States and Canada. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03221

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Asset Manager, Fidelity Investments & (Pyramid) Design, FAST, and Directed Dividends are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.878275.101 AR-pro-1109

Fidelity Asset Manager 20% (FASIX), Fidelity Asset Manager 30% (FTANX), Fidelity Asset Manager 40% (FFANX), Fidelity Asset Manager 50% (FASMX), Fidelity Asset Manager 60% (FSANX), Fidelity Asset Manager 70% (FASGX), and Fidelity Asset Manager 85% (FAMRX)

Fidelity Asset Manager 20% is a Class of shares of Fidelity Asset Manager® 20%; Fidelity Asset Manager 30% is a Class of shares of Fidelity Asset Manager 30%; Fidelity Asset Manager 40% is a Class of shares of Fidelity Asset Manager 40%; Fidelity Asset Manager 50% is a Class of shares of Fidelity Asset Manager 50%; Fidelity Asset Manager 60% is a Class of shares of Fidelity Asset Manager 60%; Fidelity Asset Manager 70% is a Class of shares of Fidelity Asset Manager 70%; and Fidelity Asset Manager 85% is a Class of shares of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated November 28, 2009, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

PAGE

Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

AR-ptb-1109
1.463731.112

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of Asset Manager 20%'s, Asset Manager 30%'s, Asset Manager 40%'s, Asset Manager 50%'s, Asset Manager 60%'s, Asset Manager 70%'s, and Asset Manager 85%'s concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of Asset Manager 20%'s, Asset Manager 30%'s, Asset Manager 40%'s, Asset Manager 50%'s, Asset Manager 60%'s, Asset Manager 70%'s, and Asset Manager 85%'s concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than Asset Manager 70% and Asset Manager 85%):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For Asset Manager 70% and Asset Manager 85%:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing and selling precious metals, or from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For Asset Manager 20%, Asset Manager 50%, and Asset Manager 70%:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Asset Manager 85%:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Commodities

For Asset Manager 70% and Asset Manager 85%:

The fund does not currently intend to invest more than 5% of its total assets in precious metals.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

For Asset Manager 20%, Asset Manager 50%, and Asset Manager 70%:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Asset Manager 85%:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset Allocation. Each fund invests in stocks mainly by investing in Fidelity central funds. The stock class for all funds includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

Each fund invests in bonds mainly by investing in central funds, each of which focuses on a particular type of fixed-income securities. The bond class for Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, and Asset Manager 70%, and the bond and short-term/money market class for Asset Manager 85%, include all varieties of domestic and foreign fixed-income securities maturing in more than one year. Securities in these asset classes may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

The short-term/money market class for Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, and Asset Manager 70%, and the bond and short-term/money market class for Asset Manager 85%, include central funds that invest in all types of domestic and foreign short-term and money market instruments. Short-term and money market instruments may include commercial paper, notes, and other corporate debt securities, government securities issued by U.S. or foreign governments or their agencies or instrumentalities, bank deposits and other financial institution obligations, repurchase agreements involving any type of security, and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments, selected to track a particular index or other benchmark.

Typically, shares of the ETF are expected to increase in value as the value of the benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

Shares of an ETF are only redeemable in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g. on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities, or other components in the applicable index. ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain components comprising the index tracked by an ETN may, at times, be temporarily unavailable, which may impede the ETN's ability to track its index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index (or other reference asset) that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security, commodity, or index), asset swaps (where parties combine the purchase or sale of a bond with an interest rate swap) and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which the fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection.

If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total ReturnSM. Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Asset Manager 70% and Asset Manager 85% may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The funds will purchase precious metals-indexed securities only when FMR is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the funds, and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's® Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, the fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, the fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR LLC.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Dow Jones-UBS Commodity Index Total Return, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to counterparty risk (as discussed with swaps above).

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR considers factors deemed relevant in the context of a particular trade and in regard to FMR's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best qualitative execution, FMR may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR, viewed in terms of the particular transaction for a fund or FMR's overall responsibilities to a fund or other investment companies and investment accounts. While FMR may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture.

Affiliated Transactions

FMR may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided FMR determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended September 30, 2009 and 2008, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates

2009

2008

Asset Manager 20%	16%	5%
Asset Manager 30%	12%	24%A,B
Asset Manager 40%	27%	1%A,B
Asset Manager 50%	15%	8%
Asset Manager 60%	29%	4%A,B
Asset Manager 70%	13%	14%
Asset Manager 85%	7%	20%

A Annualized

B Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended September 30, 2009, 2008, and 2007. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund

Fiscal Year Ended

Dollar Amount

Percentage of Average Net Assets

Asset Manager 20%	September 30
2009		$ 616	0.00%
2008		$ 11,009	0.00%
2007		$ 3,829	0.00%
Asset Manager 30%	September 30
2009		$ 4	0.00%
2008A		$ 187	0.00%
2007A		--	--
Asset Manager 40%	September 30
2009		$ 2	0.00%
2008A		$ 149	0.00%
2007A		--	--
Asset Manager 50%	September 30
2009		$ 2,890	0.00%
2008		$ 718,808	0.01%
2007		$ 2,040,257	0.02%
Asset Manager 60%	September 30
2009		$ 8	0.00%
2008A		$ 334	0.00%
2007A		--	--
Asset Manager 70%	September 30
2009		$ 1,070	0.00%
2008		$ 345,671	0.01%
2007		$ 891,252	0.03%
Asset Manager 85%	September 30
2009		$ 420	0.00%
2008		$ 124,604	0.02%
2007		$ 318,613	0.06%

A Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

The table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. NFS is paid on a commission basis.

Fund

Fiscal Year Ended

Total Amount Paid to NFS

Asset Manager 20%	September 30
2009		$ 0
2008		$ 0
2007		$ 0
Asset Manager 30%	September 30
2009		$ 0
2008A		$ 0
2007A		--
Asset Manager 40%	September 30
2009		$ 0
2008A		$ 0
2007A		--
Asset Manager 50%	September 30
2009		$ 0
2008		$ 315
2007		$ 555
Asset Manager 60%	September 30
2009		$ 0
2008A		$ 0
2007A		--
Asset Manager 70%	September 30
2009		$ 0
2008		$ 146
2007		$ 343
Asset Manager 85%	September 30
2009		$ 0
2008		$ 67
2007		$ 229

A Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

During the fiscal year ended September 30, 2009, each fund paid no brokerage commissions to firms for providing research or brokerage services.

The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ending September 30, 2009 to each fund by the central funds in which each fund has invested.

Fund

Twelve-Month Period Ended 2009

$ Amount of Commissions Allocated for Research or Brokerage Services

Asset Manager 20%	September 30	$ 190,343
Asset Manager 30%	September 30	$ 6,227
Asset Manager 40%	September 30	$ 5,108
Asset Manager 50%	September 30	$ 1,257,115
Asset Manager 60%	September 30	$ 9,987
Asset Manager 70%	September 30	$ 663,476
Asset Manager 85%	September 30	$ 160,511

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

The funds may invest a substantial amount of their assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including the funds, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met), or may be exempt from state and local taxation to the extent that they are derived from certain U.S. Government securities and meet certain requirements.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of September 30, 2009, Asset Manager 20% had an aggregate capital loss carryforward of approximately $109,929,389. This loss carryforward, all of which will expire on September 30, 2017, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 30% had an aggregate capital loss carryforward of approximately $270,253. This loss carryforward, of which $10,213 and $260,040 will expire on September 30, 2016 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 40% had an aggregate capital loss carryforward of approximately $565,738. This loss carryforward, of which $101,011 and $464,727 will expire on September 30, 2016 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 50% had an aggregate capital loss carryforward of approximately $544,429,664. This loss carryforward, all of which will expire on September 30, 2017, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 60% had an aggregate capital loss carryforward of approximately $1,075,548. This loss carryforward, of which $76,825 and $998,723 will expire on September 30, 2016 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 70% had an aggregate capital loss carryforward of approximately $408,374,215. This loss carryforward, of which $99,963,409 and $308,410,806 will expire on September 30, 2011 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 85% had an aggregate capital loss carryforward of approximately $117,371,899. This loss carryforward, of which $36,329,826 and $81,042,073 will expire on September 30, 2011 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Wolfe currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' Chief Compliance Officer (CCO). The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended September 30, 2009, the committee held 25 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Ms. Knowles currently serving as Chair. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer (CFO), with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended September 30, 2009, the committee held five meetings.

The Governance and Nominating Committee is composed of Messrs. Wolfe (Chair) and Gamper, and Ms. Knowles. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended September 30, 2009, the committee held six meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2008.

Interested Trustees

DOLLAR RANGE OF FUND SHARES

Abigail P. Johnson

James C. Curvey

Asset Manager 20%	none*	none
Asset Manager 30%	none*	none
Asset Manager 40%	none*	none
Asset Manager 50%	none*	none
Asset Manager 60%	none*	none
Asset Manager 70%	none*	none
Asset Manager 85%	none*	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000*	over $100,000

* As of March 31, 2009.

Independent Trustees

DOLLAR RANGE OF FUND SHARES

Albert R. Gamper, Jr.

Arthur E. Johnson

Michael E. Kenneally

Asset Manager 20%	none	none	none
Asset Manager 30%	none	none	none
Asset Manager 40%	none	none	none
Asset Manager 50%	none	none	none
Asset Manager 60%	none	none	none
Asset Manager 70%	none	none	none
Asset Manager 85%	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	none
DOLLAR RANGE OF FUND SHARES

James H. Keyes

Marie L. Knowles

Kenneth L. Wolfe

Asset Manager 20%	none	none	none
Asset Manager 30%	none	none	none
Asset Manager 40%	none	none	none
Asset Manager 50%	none	none	none
Asset Manager 60%	none	none	none
Asset Manager 70%	none	none	none
Asset Manager 85%	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	$50,001 - $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended September 30, 2009, or calendar year ended December 31, 2008, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND

Albert R. Gamper, Jr.

Arthur E. Johnson[2]

Michael E. Kenneally[3]

James H. Keyes

Marie L. Knowles

Kenneth L. Wolfe


Asset Manager 20%	$ 1,026	$ 1,004	$ 897	$ 1,015	$ 1,093	$ 1,229
Asset Manager 30%	$ 19	$ 19	$ 17	$ 19	$ 20	$ 23
Asset Manager 40%	$ 13	$ 12	$ 12	$ 13	$ 13	$ 15
Asset Manager 50%B	$ 2,747	$ 2,689	$ 2,389	$ 2,719	$ 2,928	$ 3,292
Asset Manager 60%	$ 16	$ 16	$ 14	$ 16	$ 17	$ 19
Asset Manager 70%	$ 1,055	$ 1,033	$ 913	$ 1,044	$ 1,125	$ 1,264
Asset Manager 85%	$ 205	$ 200	$ 178	$ 203	$ 218	$ 245
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 405,583	$ 402,083	$ 62,167	$ 408,083	$ 437,500	$ 442,333

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by FMR.

2 For the period January 1, 2008 through July 31, 2008, Mr. Arthur E. Johnson served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Johnson serves as a member of the Board of Trustees.

3 For the period November 20, 2008 through December 31, 2008, Mr. Kenneally served as a Member of the Advisory Board. Effective January 1, 2009, Mr. Kenneally serves as a Member of the Board of Trustees.

A Reflects compensation received for the period January 1, 2008 through July 31, 2008 for 377 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC and Fidelity Central Investment Portfolios II LLC) and for the period August 1, 2008 through December 31, 2008 for 159 funds of 29 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2008, the Trustees accrued required deferred compensation from the funds as follows: Albert R. Gamper, Jr., $169,792; Arthur E. Johnson, $67,708; James H. Keyes, $169,792; Marie L. Knowles, $183,750; and Kenneth L. Wolfe, $185,417.

B Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Albert R. Gamper, Jr., $1,646; Arthur E. Johnson, $1,646; Michael E. Kenneally, $1,519; James H. Keyes, $1,646; Marie L. Knowles, $1,772; and Kenneth L. Wolfe, $2,025.

As of September 30, 2009, approximately 7.92% of Asset Manager 40%'s total outstanding shares was held by FMR affiliates. FMR LLC is the ultimate parent company of these FMR affiliates. By virtue of their ownership interest in FMR LLC, as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d and Ms. Abigail P. Johnson, Trustees, may be deemed to be beneficial owners of these shares. As of the above date, with the exception of Mr. Johnson 3d and Ms. Johnson's deemed ownership of Asset Manager 40%'s shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of September 30, 2009, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Asset Manager 20%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	17.53%
Fidelity Advisor Asset Manager 20%: Class A	Wells Fargo Bank	Charlotte	NC	14.57%
Fidelity Advisor Asset Manager 20%: Class A	Fidelity Investment Advisor Group (FIAG)	Boston	MA	7.14%
Fidelity Advisor Asset Manager 20%: Class A	ProEquities, Inc.	Birmingham	AL	5.68%
Fidelity Advisor Asset Manager 20%: Class A	John Hancock	Boston	MA	5.61%
Fidelity Advisor Asset Manager 20%: Class T	Wells Fargo Bank	Charlotte	NC	14.24%
Fidelity Advisor Asset Manager 20%: Class T	AIG	New York	NY	14.07%
Fidelity Advisor Asset Manager 20%: Class T	AIG	Atlanta	GA	8.23%
Fidelity Advisor Asset Manager 20%: Class T	Oak Tree Securities	Livermore	CA	7.01%
Fidelity Advisor Asset Manager 20%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	12.23%
Fidelity Advisor Asset Manager 20%: Class B	Wells Fargo Bank	Charlotte	NC	9.84%
Fidelity Advisor Asset Manager 20%: Class B	Merrill Lynch	Jacksonville	FL	8.73%
Fidelity Advisor Asset Manager 20%: Class B	LPL Financial	San Diego	CA	7.63%
Fidelity Advisor Asset Manager 20%: Class B	AXA Financial	New York	NY	6.38%
Fidelity Advisor Asset Manager 20%: Class B	AIG	Phoenix	AZ	5.09%
Fidelity Advisor Asset Manager 20%: Class C	Wells Fargo Bank	Charlotte	NC	21.23%
Fidelity Advisor Asset Manager 20%: Class C	Ameriprise Financial Corporation	Lavista	NE	10.92%
Fidelity Advisor Asset Manager 20%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	8.74%
Fidelity Advisor Asset Manager 20%: Class C	Merrill Lynch	Jacksonville	FL	7.98%
Fidelity Advisor Asset Manager 20%: Class C	LPL Financial	San Diego	CA	7.30%
Fidelity Advisor Asset Manager 20%: Institutional Class	LPL Financial	San Diego	CA	48.02%
Fidelity Advisor Asset Manager 20%: Institutional Class	NRP Financial, Inc	Bryan	OH	19.95%
Fidelity Advisor Asset Manager 20%: Institutional Class	Sammons Securities Company, LLC	Ann Arbor	MI	13.30%
Fidelity Advisor Asset Manager 20%: Institutional Class	Merrill Lynch	Jacksonville	FL	6.48%
Fidelity Advisor Asset Manager 30%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	26.79%
Fidelity Advisor Asset Manager 30%: Class A	Mass Mutual	Springfield	MA	11.83%
Fidelity Advisor Asset Manager 30%: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	9.71%
Fidelity Advisor Asset Manager 30%: Class T	Consolidated Securities	Charlotte	NC	19.19%
Fidelity Advisor Asset Manager 30%: Class T	Hartford Life	Woodbury	MN	12.55%
Fidelity Advisor Asset Manager 30%: Class T	AIG	Atlanta	GA	8.42%
Fidelity Advisor Asset Manager 30%: Class T	Lincoln National	Fort Wayne	IN	5.79%
Fidelity Advisor Asset Manager 30%: Class T	Capfinancial Partners, LLC.	Raleigh	NC	5.74%
Fidelity Advisor Asset Manager 30%: Class T	United Planners Financial Services	Scottsdale	AZ	5.02%
Fidelity Advisor Asset Manager 30%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	33.96%
Fidelity Advisor Asset Manager 30%: Class B	BankAmerica Corp.	Charlotte	NC	11.20%
Fidelity Advisor Asset Manager 30%: Class B	NFP Securities Inc.	Austin	TX	7.83%
Fidelity Advisor Asset Manager 30%: Class B	WFG Investments, Inc	Dallas	TX	7.07%
Fidelity Advisor Asset Manager 30%: Class B	Mass Mutual	Springfield	MA	5.94%
Fidelity Advisor Asset Manager 30%: Class B	Regions Financial Corporation	Memphis	TN	5.41%
Fidelity Advisor Asset Manager 30%: Class C	Carter, Terry & Company, Inc.	Atlanta	GA	15.57%
Fidelity Advisor Asset Manager 30%: Class C	Raymond James & Associates, Inc.	Saint Petersburg	FL	15.56%
Fidelity Advisor Asset Manager 30%: Class C	American Portfolios Financial Services, Inc.	Holbrook	NY	8.53%
Fidelity Advisor Asset Manager 30%: Class C	Cantella & Co., Inc.	Boston	MA	8.23%
Fidelity Advisor Asset Manager 30%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	8.21%
Fidelity Advisor Asset Manager 30%: Class C	Hartford Life	Woodbury	MN	5.14%
Fidelity Advisor Asset Manager 30%: Institutional Class	Wells Fargo Bank	Redwood City	CA	60.52%
Fidelity Advisor Asset Manager 30%: Institutional Class	LPL Financial	San Diego	CA	13.70%
Fidelity Advisor Asset Manager 30%: Institutional Class	Founders Financial Securities LLC	Towson	MD	13.43%
Fidelity Advisor Asset Manager 30%: Institutional Class	Wells Fargo Bank	Charlotte	NC	6.59%
Fidelity Advisor Asset Manager 40%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	25.47%
Fidelity Advisor Asset Manager 40%: Class A	First Command	Fort Worth	TX	12.97%
Fidelity Advisor Asset Manager 40%: Class A	BB & T Corporation	Charlotte	NC	9.75%
Fidelity Advisor Asset Manager 40%: Class A	First Brokerage America LLC	Clayton	MO	5.24%
Fidelity Advisor Asset Manager 40%: Class T	Hartford Life	Woodbury	MN	14.07%
Fidelity Advisor Asset Manager 40%: Class T	Fidelity Distributors Corp.	Boston	MA	12.77%
Fidelity Advisor Asset Manager 40%: Class T	Cantella & Co., Inc.	Boston	MA	10.40%
Fidelity Advisor Asset Manager 40%: Class T	AIG	Atlanta	GA	8.85%
Fidelity Advisor Asset Manager 40%: Class T	Capital Analysts, Inc.	Cincinnati	OH	7.94%
Fidelity Advisor Asset Manager 40%: Class T	Raymond James & Associates, Inc.	Port Charlotte	FL	7.34%
Fidelity Advisor Asset Manager 40%: Class T	LPL Financial	San Diego	CA	6.08%
Fidelity Advisor Asset Manager 40%: Class B	Fidelity Distributors Corp.	Boston	MA	53.39%
Fidelity Advisor Asset Manager 40%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	11.96%
Fidelity Advisor Asset Manager 40%: Class B	AXA Financial	New York	NY	7.30%
Fidelity Advisor Asset Manager 40%: Class B	Citizens Financial Group, Inc.	Boston	MA	6.49%
Fidelity Advisor Asset Manager 40%: Class B	Wells Fargo Bank	Charlotte	NC	5.59%
Fidelity Advisor Asset Manager 40%: Class C	Fidelity Distributors Corp.	Boston	MA	39.94%
Fidelity Advisor Asset Manager 40%: Class C	Ameriprise Financial Corporation	Lavista	NE	8.23%
Fidelity Advisor Asset Manager 40%: Class C	LPL Financial	San Diego	CA	5.81%
Fidelity Advisor Asset Manager 40%: Institutional Class	Fidelity Distributors Corp.	Boston	MA	81.65%
Fidelity Advisor Asset Manager 40%: Institutional Class	PFIC Securities Corp.	Franklin	TN	6.37%
Fidelity Asset Manager 40%*	FIMM LLC	Boston	MA	14.46%
Fidelity Advisor Asset Manager 50%: Class A	Regions Financial Corporation	Birmingham	AL	22.28%
Fidelity Advisor Asset Manager 50%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	18.13%
Fidelity Advisor Asset Manager 50%: Class A	Wells Fargo Bank	Charlotte	NC	5.64%
Fidelity Advisor Asset Manager 50%: Class A	Citigroup, Inc.	New York	NY	5.03%
Fidelity Advisor Asset Manager 50%: Class T	Oak Tree Securities	Livermore	CA	17.40%
Fidelity Advisor Asset Manager 50%: Class T	Ameriprise Financial Corporation	Lavista	NE	5.89%
Fidelity Advisor Asset Manager 50%: Class T	Cuna Mutual Group	Waverly	IA	5.20%
Fidelity Advisor Asset Manager 50%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	18.39%
Fidelity Advisor Asset Manager 50%: Class B	Merrill Lynch	Jacksonville	FL	12.44%
Fidelity Advisor Asset Manager 50%: Class C	Merrill Lynch	Jacksonville	FL	26.04%
Fidelity Advisor Asset Manager 50%: Class C	Ameriprise Financial Corporation	Lavista	NE	12.62%
Fidelity Advisor Asset Manager 50%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	11.18%
Fidelity Advisor Asset Manager 50%: Institutional Class	NRP Financial, Inc	Bryan	OH	33.61%
Fidelity Advisor Asset Manager 50%: Institutional Class	Wells Fargo Bank	Redwood City	CA	30.05%
Fidelity Advisor Asset Manager 50%: Institutional Class	LPL Financial	San Diego	CA	19.79%
Fidelity Advisor Asset Manager 50%: Institutional Class	ING	El Segundo	CA	8.19%
Fidelity Advisor Asset Manager 60%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	25.44%
Fidelity Advisor Asset Manager 60%: Class A	First Command	Fort Worth	TX	20.84%
Fidelity Advisor Asset Manager 60%: Class A	Commonwealth Financial Network	Waltham	MA	6.51%
Fidelity Advisor Asset Manager 60%: Class T	Citigroup, Inc.	New York	NY	25.37%
Fidelity Advisor Asset Manager 60%: Class T	1st Global Capital Corp.	Dallas	TX	13.92%
Fidelity Advisor Asset Manager 60%: Class T	UBS AG	Weehawken	NJ	10.60%
Fidelity Advisor Asset Manager 60%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	25.57%
Fidelity Advisor Asset Manager 60%: Class B	Commonwealth Financial Network	Waltham	MA	8.12%
Fidelity Advisor Asset Manager 60%: Class B	BankAmerica Corp.	Charlotte	NC	5.92%
Fidelity Advisor Asset Manager 60%: Class B	MetLife	New York	NY	5.92%
Fidelity Advisor Asset Manager 60%: Class B	AIG	Atlanta	GA	5.89%
Fidelity Advisor Asset Manager 60%: Class B	Ameriprise Financial Corporation	Lavista	NE	5.44%
Fidelity Advisor Asset Manager 60%: Class C	Ameriprise Financial Corporation	Lavista	NE	10.35%
Fidelity Advisor Asset Manager 60%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	6.39%
Fidelity Advisor Asset Manager 60%: Class C	PNC Financial Services Group	Pittsburgh	PA	6.04%
Fidelity Advisor Asset Manager 60%: Class C	ING	Denver	CO	5.88%
Fidelity Advisor Asset Manager 60%: Class C	TFS Securities Inc.	Lincroft	NJ	5.10%
Fidelity Advisor Asset Manager 60%: Institutional Class	Wells Fargo Bank	Charlotte	NC	34.80%
Fidelity Advisor Asset Manager 60%: Institutional Class	Fidelity Distributors Corp.	Boston	MA	30.25%
Fidelity Advisor Asset Manager 60%: Institutional Class	Security State Bank	Centralia	WA	15.94%
Fidelity Advisor Asset Manager 60%: Institutional Class	Cambridge Investment Research, Inc.	Fairfield	IA	9.33%
Fidelity Advisor Asset Manager 70%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	11.55%
Fidelity Advisor Asset Manager 70%: Class A	Regions Financial Corporation	Birmingham	AL	10.28%
Fidelity Advisor Asset Manager 70%: Class T	Wells Fargo Bank	Charlotte	NC	8.07%
Fidelity Advisor Asset Manager 70%: Class T	ADP	Roseland	NJ	7.13%
Fidelity Advisor Asset Manager 70%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	8.74%
Fidelity Advisor Asset Manager 70%: Class B	Ameriprise Financial Corporation	Lavista	NE	6.36%
Fidelity Advisor Asset Manager 70%: Class B	BankAmerica Corp.	Charlotte	NC	6.27%
Fidelity Advisor Asset Manager 70%: Class C	H. Beck, Inc.	Rockville	MD	9.50%
Fidelity Advisor Asset Manager 70%: Class C	Merrill Lynch	Jacksonville	FL	6.14%
Fidelity Advisor Asset Manager 70%: Class C	Citigroup, Inc.	New York	NY	5.59%
Fidelity Advisor Asset Manager 70%: Class C	Ameriprise Financial Corporation	Lavista	NE	5.34%
Fidelity Advisor Asset Manager 70%: Institutional Class	Wells Fargo Bank	Charlotte	NC	47.51%
Fidelity Advisor Asset Manager 70%: Institutional Class	Citigroup, Inc.	New York	NY	17.23%
Fidelity Advisor Asset Manager 70%: Institutional Class	Merrill Lynch	Jacksonville	FL	12.17%
Fidelity Advisor Asset Manager 70%: Institutional Class	ING	Denver	CO	6.52%
Fidelity Advisor Asset Manager 85%: Class A	Citigroup, Inc.	New York	NY	20.01%
Fidelity Advisor Asset Manager 85%: Class A	First Command	Fort Worth	TX	17.07%
Fidelity Advisor Asset Manager 85%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	17.03%
Fidelity Advisor Asset Manager 85%: Class A	Regions Financial Corporation	Birmingham	AL	6.42%
Fidelity Advisor Asset Manager 85%: Class T	Wells Fargo Bank	Irving	TX	13.02%
Fidelity Advisor Asset Manager 85%: Class T	Wells Fargo Bank	San Francisco	CA	8.06%
Fidelity Advisor Asset Manager 85%: Class T	UBS AG	Weehawken	NJ	6.85%
Fidelity Advisor Asset Manager 85%: Class T	1st Global Capital Corp.	Dallas	TX	5.88%
Fidelity Advisor Asset Manager 85%: Class T	Wells Fargo Bank	Charlotte	NC	5.53%
Fidelity Advisor Asset Manager 85%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	14.50%
Fidelity Advisor Asset Manager 85%: Class B	Investacorp, Inc.	Miami Lakes	FL	7.38%
Fidelity Advisor Asset Manager 85%: Class B	Ameriprise Financial Corporation	Lavista	NE	5.62%
Fidelity Advisor Asset Manager 85%: Class C	Investors Security Company, Inc.	Suffolk	VA	12.80%
Fidelity Advisor Asset Manager 85%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	9.67%
Fidelity Advisor Asset Manager 85%: Class C	Merrill Lynch	Jacksonville	FL	7.49%
Fidelity Advisor Asset Manager 85%: Class C	Investment Planners, Inc.	Decatur	IL	6.50%
Fidelity Advisor Asset Manager 85%: Class C	LPL Financial	San Diego	CA	5.11%
Fidelity Advisor Asset Manager 85%: Institutional Class	Financial Telesis, Inc.	San Rafael	CA	36.94%
Fidelity Advisor Asset Manager 85%: Institutional Class	Wells Fargo Bank	Redwood City	CA	19.17%
Fidelity Advisor Asset Manager 85%: Institutional Class	NRP Financial, Inc	Bryan	OH	11.48%
Fidelity Advisor Asset Manager 85%: Institutional Class	ING	Denver	CO	9.80%
Fidelity Advisor Asset Manager 85%: Institutional Class	First Command	Fort Worth	TX	5.09%

* The ownership information shown above is for a class of shares of the fund.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Inc. (FMR Japan), Fidelity Research & Analysis Company (FRAC), and FMR Co., Inc. (FMRC). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FIL Limited, a Bermuda company formed in 1968, is the ultimate parent company of FIL Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L). Edward C. Johnson 3d, Abigail P. Johnson, other Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL Limited. At present, the primary business activities of FIL Limited and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FIMM, FMRC, FMR U.K., FMR H.K., FMR Japan, FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for Asset Manager 20%, Asset Manager 30%, and Asset Manager 40%.

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-	6.3400		50.2188
6	-	9.3100		100.1869
9	-	12.2800		150.1736
12	-	15.2500		200.1652
15	-	18.2200		250.1587
18	-	21.2000		300.1536
21	-	24.1900		350.1494
24	-	30.1800		400.1459
30	-	36.1750		450.1427
36	-	42.1700		500.1399
42	-	48.1650		550.1372
48	-	66.1600		600.1349
66	-	84.1550		650.1328
84	-	120.1500		700.1309
120	-	156.1450		750.1291
156	-	192.1400		800.1275
192	-	228.1350		850.1260
228	-	264.1300		900.1246
264	-	300.1275		950.1233
300	-	336.1250		1,000.1220
336	-	372.1225		1,050.1209
372	-	408.1200		1,100.1197
408	-	444.1175		1,150.1187
444	-	480.1150		1,200.1177
480	-	516.1125		1,250.1167
516	-	587.1100		1,300.1158
587	-	646.1080		1,350.1149
646	-	711.1060		1,400.1141
711	-	782.1040		1,450.1132
782	-	860.1020		1,500.1125
860	-	946.1000		1,550.1117
946	-	1,041.0980		1,600.1110
1,041	-	1,145.0960		1,650.1103
1,145	-	1,260.0940		1,700.1096
1,260	-	1,386.0920		1,750.1089
1,386	-	1,525.0900		1,800.1083
1,525	-	1,677.0880		1,850.1077
1,677	-	1,845.0860		1,900.1070
Over		1,845.0840		1,950.1065
				2,000.1059

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,261 billion of group net assets - the approximate level for September 2009 - was 0.1165%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,261 billion.

The following is the fee schedule for Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85%.

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-	6.4900		50.3823
6	-	9.4600		100.3512
9	-	12.4300		150.3371
12	-	15.4000		200.3284
15	-	18.3850		250.3219
18	-	21.3700		300.3163
21	-	24.3600		350.3113
24	-	30.3500		400.3067
30	-	36.3450		450.3024
36	-	42.3400		500.2982
42	-	48.3350		550.2942
48	-	66.3250		600.2904
66	-	84.3200		650.2870
84	-	102.3150		700.2838
102	-	138.3100		750.2809
138	-	174.3050		800.2782
174	-	210.3000		850.2756
210	-	246.2950		900.2732
246	-	282.2900		950.2710
282	-	318.2850		1,000.2689
318	-	354.2800		1,050.2669
354	-	390.2750		1,100.2649
390	-	426.2700		1,150.2631
426	-	462.2650		1,200.2614
462	-	498.2600		1,250.2597
498	-	534.2550		1,300.2581
534	-	587.2500		1,350.2566
587	-	646.2463		1,400.2551
646	-	711.2426		1,450.2536
711	-	782.2389		1,500.2523
782	-	860.2352		1,550.2510
860	-	946.2315		1,600.2497
946	-	1,041.2278		1,650.2484
1,041	-	1,145.2241		1,700.2472
1,145	-	1,260.2204		1,750.2460
1,260	-	1,386.2167		1,800.2449
1,386	-	1,525.2130		1,850.2438
1,525	-	1,677.2093		1,900.2427
1,677	-	1,845.2056		1,950.2417
Over		1,845.2019		2,000.2407

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,261 billion of group net assets - the approximate level for September 2009 - was 0.2594%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,261 billion.

Asset Manager 20%'s, Asset Manager 30%'s, Asset Manager 40%'s, Asset Manager 50%'s, Asset Manager 60%'s, Asset Manager 70%'s, and Asset Manager 85%'s individual fund fee rates are 0.30%, 0.30%, 0.30%, 0.25%, 0.30%, 0.30%, and 0.30%, respectively. Based on the average group net assets of the funds advised by FMR for September 2009, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Asset Manager 20%	0.1165%	+	0.3000%	=	0.4165%
Asset Manager 30%	0.1165%	+	0.3000%	=	0.4165%
Asset Manager 40%	0.1165%	+	0.3000%	=	0.4165%
Asset Manager 50%	0.2594%	+	0.2500%	=	0.5094%
Asset Manager 60%	0.2594%	+	0.3000%	=	0.5594%
Asset Manager 70%	0.2594%	+	0.3000%	=	0.5594%
Asset Manager 85%	0.2594%	+	0.3000%	=	0.5594%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended September 30	Management Fees Paid to FMR
Asset Manager 20%	2009	$ 8,288,972
	2008	$ 10,330,950
	2007	$ 9,714,406
Asset Manager 30%	2009	$ 168,728
	2008A	$ 102,657
	2007A	--
Asset Manager 40%	2009	$ 112,805
	2008A	$ 60,461
	2007A	--
Asset Manager 50%	2009	$ 27,008,211
	2008	$ 39,492,324
	2007	$ 46,603,257
Asset Manager 60%	2009	$ 193,551
	2008A	$ 82,594
	2007A	--
Asset Manager 70%	2009	$ 11,390,699
	2008	$ 15,716,293
	2007	$ 17,966,623
Asset Manager 85%	2009	$ 2,271,513
	2008	$ 3,095,396
	2007	$ 2,899,593

A Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for each fund. Under the terms of the sub-advisory agreements, FMR, and not the funds, pays FIMM's fees.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States. Under the terms of the master international research agreement, FMR, and not the funds, pays FIIA. Under the terms of the sub-research agreements, FIIA, and not the funds, pays FIIA(U.K.)L and FIJ.

Sub-Adviser - FRAC. On behalf of each fund, FMR, FMRC, FIMM, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. Under the terms of the research agreement, FMR, FMRC, and FIMM, and not the funds, agree, in the aggregate, to pay FRAC.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Geoff Stein is the portfolio manager of Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85%, and receives compensation for his services. As of September 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of the portfolio manager's bonus is based on his overall contribution to management of FMR.

The portion of the portfolio manager's bonus that is linked to the investment performance of Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85% is based on each fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates each fund's assets among the stock, bond, and short-term/money market asset classes, which are represented by the components of the Asset Manager 20% Composite Index, the Asset Manager 30% Composite Index, the Asset Manager 40% Composite Index, the Asset Manager 50% Composite Index, the Asset Manager 60% Composite Index, the Asset Manager 70% Composite Index, and the Asset Manager 85% Composite Index. The components of each index are described in the table below. The portfolio manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Fund	Composite Benchmark Index	Composite components' relative weightings in each fund's neutral mix*
Asset Manager 20%	Asset Manager 20% Composite Index	20% Dow Jones U.S. Total Stock Market IndexSM 50% Barclays Capital U.S. Aggregate Bond Index 30% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 30%	Asset Manager 30% Composite Index	30% Dow Jones U.S. Total Stock Market Index 50% Barclays Capital U.S. Aggregate Bond Index 20% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 40%	Asset Manager 40% Composite Index	35% Dow Jones U.S. Total Stock Market Index 5% MSCI® EAFE® Index (net MA tax) 45% Barclays Capital U.S. Aggregate Bond Index 15% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 50%	Asset Manager 50% Composite Index	45% Dow Jones U.S. Total Stock Market Index 5% MSCI EAFE Index (net MA tax) 40% Barclays Capital U.S. Aggregate Bond Index 10% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 60%	Asset Manager 60% Composite Index	50% Dow Jones U.S. Total Stock Market Index 10% MSCI EAFE Index (net MA tax) 35% Barclays Capital U.S. Aggregate Bond Index 5% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 70%	Asset Manager 70% Composite Index	60% Dow Jones U.S. Total Stock Market Index 10% MSCI EAFE Index (net MA tax) 25% Barclays Capital U.S. Aggregate Bond Index 5% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 85%	Asset Manager 85% Composite Index	70% Dow Jones U.S. Total Stock Market Index 15% MSCI EAFE Index (net MA tax) 15% Barclays Capital U.S. Aggregate Bond Index

* Effective October 2009, the relative weightings of the components of each fund's composite index were adjusted, as described in the funds' prospectus.

The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stein as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,526	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Asset Manager 20% ($2,353 (in millions) assets managed), Asset Manager 30% ($72 (in millions) assets managed), Asset Manager 40% ($45 (in millions) assets managed), Asset Manager 50% ($6,059 (in millions) assets managed), Asset Manager 60% ($65 (in millions) assets managed), Asset Manager 70% ($2,433 (in millions) assets managed), and Asset Manager 85% ($568 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2009, the dollar range of shares of Asset Manager 20% beneficially owned by Mr. Stein was $100,001 - $500,000, the dollar range of shares of Asset Manager 30% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 40% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 50% beneficially owned by Mr. Stein was $100,001 - $500,000, the dollar range of shares of Asset Manager 60% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 70% beneficially owned by Mr. Stein was none, and the dollar range of shares of Asset Manager 85% beneficially owned by Mr. Stein was $50,001 - $100,000.

The portfolio manager has allocated assets of each fund to certain central funds. As of the date of this SAI, the stock and bond asset classes of each fund are invested in the following central funds:

Central Fund	Portfolio Manager(s)
Stock Class:
Consumer Discretionary Central Fund	John Harris
Consumer Staples Central Fund	Robert Lee
Emerging Markets Equity Central Fund	Colin Chickles and Alicia Frank
Energy Central Fund	John Dowd
Financials Central Fund	Benjamin Hesse
Health Care Central Fund	Edward Yoon
Industrials Central Fund	Tobias Welo
Information Technology Central Fund	Yun-Min Chai
International Equity Central Fund	Matt Torrey, Jeffrey Stevens, and Paul Walsh
Materials Central Fund	Tobias Welo
Telecom Services Central Fund	Kristina Salen
Utilities Central Fund	Douglas Simmons
Bond Class:
Tactical Income Central Fund	Jeffrey Moore
High Income Central Fund 1	Matthew Conti
Floating Rate Central Fund	Eric Mollenhauer

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. In the event an Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® stock index.

H. Small-Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not comprised of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large-Capitalization Company, 15% for a Small-Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

4. Awards to non-employee directors are subject to management discretion.

5. In the case of stock awards, the restriction period is less than three years for non-performance-based awards, and less than one year for performance-based awards.

FMR will consider approving an equity award plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (Large-Capitalization Company) and 10% (Small- or Micro-Capitalization Company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds which are held exclusively by Fidelity Funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for shares of each fund.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee with respect to each position in a fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of each class's average daily net assets. The position fees are subject to increase based on postage rate changes.

For Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85%, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in certain funds of funds managed by an FMR affiliate, according to the percentage of the QTP's, or a fund of funds' assets that is invested in a fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are owned by intermediaries for the benefit of their customers. Since a fund often does not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for Asset Manager 85% are 0.0389% of the first $1 billion of average net assets, 0.0275% of average net assets between $1 billion and $4 billion, 0.0041% of average net assets between $4 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for Asset Manager 20%, Asset Manager 30%, and Asset Manager 40% are 0.0415% of the first $500 million of average net assets, 0.0301% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for Asset Manager 50%, Asset Manager 60%, and Asset Manager 70% are 0.0492% of the first $500 million of average net assets, 0.0353% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2009	2008	2007
Asset Manager 20%	$ 651,792	$ 806,153	$ 751,515
Asset Manager 30%	$ 16,708	$ 10,257A	--
Asset Manager 40%	$ 11,167	$ 6,045A	--
Asset Manager 50%	$ 1,376,748	$ 1,481,060	$ 1,522,507
Asset Manager 60%	$ 14,351	$ 7,292A	--
Asset Manager 70%	$ 781,924	$ 1,065,938	$ 1,190,264
Asset Manager 85%	$ 156,628	$ 209,879	$ 196,720

A Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended September 30, 2009, 2008, and 2007, Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% did not pay FSC for securities lending.

Payments made by Asset Manager 50%, Asset Manager 70%, and Asset Manager 85% to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2009	2008	2007
Asset Manager 50%	$ 0	$ 135	$ 859
Asset Manager 70%	$ 0	$ 91	$ 551
Asset Manager 85%	$ 0	$ 55	$ 395

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% are funds of Fidelity Charles Street Trust, an open-end management investment company created under an initial declaration of trust dated July 7, 1981. On September 27, 2006, Fidelity Asset Manager 20% changed its name from Fidelity Asset Manager: Income to Fidelity Asset Manager 20%; Fidelity Asset Manager 50% changed its name from Fidelity Asset Manager to Fidelity Asset Manager 50%; Fidelity Asset Manager 70% changed its name from Fidelity Asset Manager: Growth to Fidelity Asset Manager 70%; and Fidelity Asset Manager 85% changed its name from Fidelity Asset Manager: Aggressive to Fidelity Asset Manager 85%. Currently, there are nine funds offered in Fidelity Charles Street Trust: Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, Fidelity Global Balanced Fund, and Fidelity Series Broad Market Opportunities Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for Asset Manager 20%, Asset Manager 50%, Asset Manager 70%, and Asset Manager 85% and provides other audit related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended September 30, 2009, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings, including its top ten holdings, monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's® Rating Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); Fitch Inc. and certain affiliates (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity Asset Manager, Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

Fidelity Advisor Asset Manager® Funds

Fidelity Asset Manager® 20%
Class/Ticker
Fidelity Advisor Asset Manager 20%	A/FTAWX	T/FTDWX	B/FTBWX	C/FTCWX
Fidelity Asset Manager 30%
Class/Ticker
Fidelity Advisor Asset Manager 30%	A/FTAAX	T/FTTNX	B/FTBNX	C/FCANX
Fidelity Asset Manager 40%
Class/Ticker
Fidelity Advisor Asset Manager 40%	A/FFNAX	T/FFNTX	B/FFNBX	C/FFNCX
Fidelity Asset Manager 50%
Class/Ticker
Fidelity Advisor Asset Manager 50%	A/FFAMX	T/FFTMX	B/FFBMX	C/FFCMX
Fidelity Asset Manager 60%
Class/Ticker
Fidelity Advisor Asset Manager 60%	A/FSAAX	T/FSATX	B/FSABX	C/FSCNX
Fidelity Asset Manager 70%
Class/Ticker
Fidelity Advisor Asset Manager 70%	A/FAASX	T/FTASX	B/FBASX	C/FCASX
Fidelity Asset Manager 85%
Class/Ticker
Fidelity Advisor Asset Manager 85%	A/FEYAX	T/FEYTX	B/FEYBX	C/FEYCX

Prospectus

November 28, 2009

Contents

Fund Summary	<Click Here>	Fidelity Asset Manager 20%
	<Click Here>	Fidelity Asset Manager 30%
	<Click Here>	Fidelity Asset Manager 40%
	<Click Here>	Fidelity Asset Manager 50%
	<Click Here>	Fidelity Asset Manager 60%
	<Click Here>	Fidelity Asset Manager 70%
	<Click Here>	Fidelity Asset Manager 85%
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information About the Indexes

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 20%/Fidelity Advisor Asset Manager® 20% A, T, B, C

Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page <Click Here> of the prospectus.

Shareholder fees (fees paid directly from your investment)
Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) that declines over 2 years from 1% to 0%. Such Class T purchases may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management feeA	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.21%	0.20%	0.27%	0.22%
Total annual operating expensesB	0.88%	1.12%	1.69%	1.64%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

B May differ from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

1 year	$ 660	$ 660	$ 460	$ 460	$ 672	$ 172	$ 267	$ 167
3 years	$ 840	$ 840	$ 694	$ 694	$ 833	$ 533	$ 517	$ 517
5 years	$ 1,035	$ 1,035	$ 945	$ 945	$ 1,118	$ 918	$ 892	$ 892
10 years	$ 1,597	$ 1,597	$ 1,665	$ 1,665	$ 1,681A	$ 1,681A	$ 1,944	$ 1,944

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Fund Summary - continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 20% of assets in stocks, 50% of assets in bonds, and 30% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (10%-30%), bond class (40%-60%), and short-term/money market class (10%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the chart do not include the effect of Class A's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Prospectus

Calendar Years
	2007	2008
	4.52%	-14.35%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	1.59%	March 31, 2007
Lowest Quarter Return	-7.79%	December 31, 2008
Year-to-Date Return	16.59%	September 30, 2009

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 20%
Class A - Return Before Taxes	-19.27%	-6.32%
 Return After Taxes on Distributions	-20.10%	-8.04%
 Return After Taxes on Distributions and Sale of Fund Shares	-12.35%	-6.00%
Class T - Return Before Taxes	-17.66%	-5.61%
Class B - Return Before Taxes	-19.24%	-5.75%
Class C - Return Before Taxes	-15.88%	-4.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	5.94%
Fidelity Asset Manager 20% Composite Index (reflects no deduction for fees, expenses, or taxes)	-5.38%	1.31%

A From October 2, 2006.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Prospectus

Fund Summary - continued

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 30%/Fidelity Advisor Asset Manager® 30% A, T, B, C

Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page <Click Here> of the prospectus.

Shareholder fees (fees paid directly from your investment)
Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) that declines over 2 years from 1.00% to 0%. Such Class T purchases may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management feeA	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.54%	0.54%	0.59%	0.54%
Total annual operating expensesB	1.21%	1.46%	2.01%	1.96%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

B May differ from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

1 year	$ 691	$ 691	$ 493	$ 493	$ 704	$ 204	$ 299	$ 199
3 years	$ 937	$ 937	$ 796	$ 796	$ 930	$ 630	$ 615	$ 615
5 years	$ 1,202	$ 1,202	$ 1,120	$ 1,120	$ 1,283	$ 1,083	$ 1,057	$ 1,057
10 years	$ 1,957	$ 1,957	$ 2,035	$ 2,035	$ 2,035A	$ 2,035A	$ 2,285	$ 2,285

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 30% of assets in stocks, 50% of assets in bonds, and 20% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-40%), bond class (40%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the chart do not include the effect of Class A's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Prospectus

Fund Summary - continued

Calendar Year
2008
	-19.88%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.52%	June 30, 2008
Lowest Quarter Return	-10.67%	December 31, 2008
Year-to-Date Return	20.35%	September 30, 2009

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 30%
Class A - Return Before Taxes	-24.48%	-21.37%
 Return After Taxes on Distributions	-25.15%	-22.04%
 Return After Taxes on Distributions and Sale of Fund Shares	-15.79%	-18.38%
Class T - Return Before Taxes	-22.86%	-20.04%
Class B - Return Before Taxes	-24.34%	-20.69%
Class C - Return Before Taxes	-21.25%	-18.11%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	6.83%
Fidelity Asset Manager 30% Composite Index (reflects no deduction for fees, expenses, or taxes)	-9.74%	-8.05%

A From October 9, 2007.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Prospectus

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 40%/Fidelity Advisor Asset Manager® 40% A, T, B, C

Investment Objective

The fund seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page <Click Here> of the prospectus.

Shareholder fees (fees paid directly from your investment)
Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) that declines over 2 years from 1% to 0%. Such Class T purchases may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management feeA	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.67%	0.68%	0.67%	0.68%
Total annual operating expensesB	1.34%	1.60%	2.09%	2.10%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

1 year	$ 704	$ 704	$ 507	$ 507	$ 712	$ 212	$ 313	$ 213
3 years	$ 975	$ 975	$ 837	$ 837	$ 955	$ 655	$ 658	$ 658
5 years	$ 1,267	$ 1,267	$ 1,190	$ 1,190	$ 1,324	$ 1,124	$ 1,129	$ 1,129
10 years	$ 2,095	$ 2,095	$ 2,184	$ 2,184	$ 2,139A	$ 2,139A	$ 2,431	$ 2,431

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Fund Summary - continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 40% of assets in stocks, 45% of assets in bonds, and 15% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-60%), bond class (30%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the chart do not include the effect of Class A's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Prospectus

Calendar Year
2008
	-23.37%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.40%	June 30, 2008
Lowest Quarter Return	-12.40%	December 31, 2008
Year-to-Date Return	21.93%	September 30, 2009

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 40%
Class A - Return Before Taxes	-27.78%	-24.61%
 Return After Taxes on Distributions	-28.31%	-25.18%
 Return After Taxes on Distributions and Sale of Fund Shares	-17.92%	-21.04%
Class T - Return Before Taxes	-26.32%	-23.35%
Class B - Return Before Taxes	-27.71%	-23.95%
Class C - Return Before Taxes	-24.73%	-21.45%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	6.83%
Fidelity Asset Manager 40% Composite Index (reflects no deduction for fees, expenses, or taxes)	-14.46%	-12.46%

A From October 9, 2007.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Prospectus

Fund Summary - continued

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 50%/Fidelity Advisor Asset Manager® 50% A, T, B, C

Investment Objective

The fund seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page <Click Here> of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) that declines over 2 years from 1% to 0%. Such Class T purchases may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management feeA	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.28%	0.34%	0.30%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesB	1.03%	1.30%	1.86%	1.82%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

1 year	$ 674	$ 674	$ 478	$ 478	$ 689	$ 189	$ 285	$ 185
3 years	$ 884	$ 884	$ 748	$ 748	$ 885	$ 585	$ 573	$ 573
5 years	$ 1,111	$ 1,111	$ 1,038	$ 1,038	$ 1,206	$ 1,006	$ 985	$ 985
10 years	$ 1,762	$ 1,762	$ 1,863	$ 1,863	$ 1,861A	$ 1,861A	$ 2,137	$ 2,137

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the chart do not include the effect of Class A's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Prospectus

Fund Summary - continued

Calendar Years
	2007	2008
	6.03%	-27.99%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	3.18%	June 30, 2007
Lowest Quarter Return	-14.80%	December 31, 2008
Year-to-Date Return	26.17%	September 30, 2009

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 50%
Class A- Return Before Taxes	-32.13%	-12.01%
 Return After Taxes on Distributions	-32.62%	-13.84%
 Return After Taxes on Distributions and Sale of Fund Shares	-20.58%	-10.47%
Class T- Return Before Taxes	-30.69%	-11.28%
Class B- Return Before Taxes	-32.04%	-11.39%
Class C- Return Before Taxes	-29.24%	-10.35%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-14.04%
Fidelity Asset Manager 50% Composite Index (reflects no deduction for fees, expenses, or taxes)	-18.63%	-4.32%

A From October 2, 2006.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Prospectus

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 60%/Fidelity Advisor Asset Manager® 60% A, T, B, C

Investment Objective

The fund seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page <Click Here> of the prospectus.

Shareholder fees (fees paid directly from your investment)
Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) that declines over 2 years from 1% to 0%. Such Class T purchases may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management feeA	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.73%	0.71%	0.75%	0.73%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesB	1.55%	1.78%	2.32%	2.30%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

1 year	$ 724	$ 724	$ 525	$ 525	$ 735	$ 235	$ 333	$ 233
3 years	$ 1,036	$ 1,036	$ 891	$ 891	$ 1,024	$ 724	$ 718	$ 718
5 years	$ 1,371	$ 1,371	$ 1,281	$ 1,281	$ 1,440	$ 1,240	$ 1,230	$ 1,230
10 years	$ 2,314	$ 2,314	$ 2,371	$ 2,371	$ 2,373A	$ 2,373A	$ 2,636	$ 2,636

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Fund Summary - continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the chart do not include the effect of Class A's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Prospectus

Calendar Year
2008
	-30.15%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.79%	June 30, 2008
Lowest Quarter Return	-15.65%	December 31, 2008
Year-to-Date Return	27.42%	September 30, 2009

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 60%
Class A - Return Before Taxes	-34.16%	-30.90%
 Return After Taxes on Distributions	-34.44%	-31.20%
 Return After Taxes on Distributions and Sale of Fund Shares	-22.12%	-26.21%
Class T - Return Before Taxes	-32.88%	-29.84%
Class B - Return Before Taxes	-34.15%	-30.40%
Class C - Return Before Taxes	-31.47%	-28.13%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-34.54%
Fidelity Asset Manager 60% Composite Index (reflects no deduction for fees, expenses, or taxes)	-23.00%	-20.59%

A From October 9, 2007.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Prospectus

Fund Summary - continued

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 70%/Fidelity Advisor Asset Manager® 70% A, T, B, C

Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page <Click Here> of the prospectus.

Shareholder fees (fees paid directly from your investment)
Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) that declines over 2 years from 1% to 0%. Such Class T purchases may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management feeA	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.38%	0.38%	0.39%	0.36%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesB	1.20%	1.45%	1.96%	1.93%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

1 year	$ 690	$ 690	$ 492	$ 492	$ 699	$ 199	$ 296	$ 196
3 years	$ 934	$ 934	$ 793	$ 793	$ 915	$ 615	$ 606	$ 606
5 years	$ 1,197	$ 1,197	$ 1,114	$ 1,114	$ 1,257	$ 1,057	$ 1,042	$ 1,042
10 years	$ 1,946	$ 1,946	$ 2,025	$ 2,025	$ 1,996A	$ 1,996A	$ 2,254	$ 2,254

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class A, Class T, Class B, and Class C after Class A, Class T, Class B, and Class C have been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year ReturnsA

Calendar Years
	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
	13.97%	-3.55%	-7.22%	-14.05%	21.93%	6.05%	3.77%	10.33%	7.20%	-34.92%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	14.35%	June 30, 2003
Lowest Quarter Return	-18.82%	December 31, 2008
Year-to-Date Return	30.07%	September 30, 2009

A The returns shown above are for the original class of shares of the fund, which is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to the original class because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, Class C's returns will be lower than the original class's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Fidelity Asset Manager 70%A
Return Before Taxes	-34.92%	-3.27%	-0.99%
Return After Taxes on Distributions	-35.41%	-3.83%	-2.15%
Return After Taxes on Distributions and Sale of Fund Shares	-22.54%	-2.90%	-1.23%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Fidelity Asset Manager 70% Composite Index (reflects no deduction for fees, expenses, or taxes)	-26.96%	-0.20%	0.77%

A The returns shown above are for the original class of shares of the fund, which is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to the original class because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than the original class's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Prospectus

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 85%/Fidelity Advisor Asset Manager® 85% A, T, B, C

Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page <Click Here> of the prospectus.

Shareholder fees (fees paid directly from your investment)
Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) that declines over 2 years from 1% to 0%. Such Class T purchases may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management feeA	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.37%	0.38%	0.42%	0.39%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesB	1.19%	1.45%	1.99%	1.96%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

Sell All Shares

Hold Shares

1 year	$ 689	$ 689	$ 492	$ 492	$ 702	$ 202	$ 299	$ 199
3 years	$ 931	$ 931	$ 793	$ 793	$ 924	$ 624	$ 615	$ 615
5 years	$ 1,192	$ 1,192	$ 1,114	$ 1,114	$ 1,273	$ 1,073	$ 1,057	$ 1,057
10 years	$ 1,935	$ 1,935	$ 2,025	$ 2,025	$ 2,013A	$ 2,013A	$ 2,285	$ 2,285

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Fund Summary - continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets between two main asset classes: the stock class (equity securities of all types) and the bond and short-term/money market class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year and all types of short-term and money market instruments).
  Maintaining a neutral mix over time of 85% of assets in stocks and 15% of assets in bonds and short-term and money market instruments.
  Adjusting allocation between asset classes gradually within the following ranges: stock class (60%-100%) and bond and short-term/money market class (0%-40%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the two main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the chart do not include the effect of Class A's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Prospectus

Calendar Years
	2007	2008
	7.69%	-38.73%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	5.69%	June 30, 2007
Lowest Quarter Return	-20.98%	December 31, 2008
Year-to-Date Return	32.00%	September 30, 2009

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 85%


Class A - Return Before Taxes	-42.26%	-16.79%
 Return After Taxes on Distributions	-42.48%	-17.24%
 Return After Taxes on Distributions and Sale of Fund Shares	-27.29%	-14.07%
Class T - Return Before Taxes	-41.00%	-16.12%
Class B - Return Before Taxes	-42.21%	-16.29%
Class C - Return Before Taxes	-39.81%	-15.23%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-14.04%
Fidelity Asset Manager 85% Composite Index (reflects no deduction for fees, expenses, or taxes)	-32.83%	-11.13%

A From October 2, 2006.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Prospectus

Fund Summary - continued

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Asset Manager 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 20% stock class, 50% bond class; and 30% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  14% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  6% MSCI EAFE Index (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  30% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 30% stock class, 50% bond class; and 20% short-term/money market class.

Prospectus

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  21% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  9% MSCI EAFE Index (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  20% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 40% stock class, 45% bond class; and 15% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

Prospectus

Fund Basics - continued

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  28% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  12% MSCI EAFE Index (foreign stocks)
  45% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  15% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 50% stock class, 40% bond class; and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  15% MSCI EAFE Index (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

Prospectus

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 60% stock class, 35% bond class; and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  42% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  18% MSCI EAFE Index (foreign stocks)
  35% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

Prospectus

Fund Basics - continued

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 70% stock class, 25% bond class; and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE Index (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Prospectus

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into two main asset classes: the stock class and the bond and short-term/money market class. The fund's neutral mix is 85% stock class and 15% bond and short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  25% MSCI EAFE Index (foreign stocks)
  15% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds and short-term/money market instruments)

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond and Short-Term/Money Market Class. Most of the bond and short-term/money market class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Prospectus

Fund Basics - continued

Investments in this class may also include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into either of the two asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security, commodity, or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities or commodities index.

Prospectus

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policies are fundamental, that is, subject to change only by shareholder approval:

Fidelity Asset Manager 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Prospectus

Fund Basics - continued

Fidelity Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Valuing Shares

Each fund is open for business each day the NYSE is open.

A class's NAV is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

Prospectus

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of Class A or Class T is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class B or Class C, is its NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Prospectus

Shareholder Information - continued

Class A, Class T, Class B, and Class C shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable CDSC.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

Prospectus

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:

     - Make periodic (automatic) purchases of shares.

     - Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor IRA.
  To sell shares of a Fidelity money market fund and simultaneously to buy Class A, Class T, Class B, or Class C shares of a Fidelity fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Prospectus

Shareholder Information - continued

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable CDSC, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Fidelity Asset Manager 20% and Fidelity Asset Manager 30% normally pay dividends monthly (except January) and pay capital gain distributions in December.

Fidelity Asset Manager 40% and Fidelity Asset Manager 50% normally pay dividends in April, July, October, and December and pay capital gain distributions in December.

Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% normally pay dividends and pay capital gain distributions in December.

When you buy shares, your method of payment will determine when dividends begin to accrue. For example, shares purchased through an investment professional using the National Securities Clearing Corporation generally begin to earn dividends on the day the fund receives payment for those shares. Shares purchased through an investment professional by any other method generally begin to earn dividends on the first business day following the day the fund receives payment. If you purchase your shares directly from the fund by check or wire, those shares generally begin to earn dividends on the first business day following the day you placed your purchase order.

Shares sold through an investment professional using the National Securities Clearing Corporation generally earn dividends until, but not including, the day redemption proceeds are processed. Shares sold through an investment professional by any other method generally earn dividends until, but not including, the first business day following the day redemption proceeds are processed. Shares sold other than through an investment professional generally earn dividends until, but not including, the first business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Because each bond fund's income is primarily derived from interest, dividends from each bond fund generally will not qualify for the long-term capital gains tax rates available to individuals.

Prospectus

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for the funds. FIMM has day-to-day responsibility for choosing certain types of investments for the funds.

FIMM is an affiliate of FMR. As of December 31, 2008, FIMM had approximately $589.5 billion in discretionary assets under management.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing certain types of investments for each fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for each fund and may provide investment research and advice for the funds.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for each fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo 105-0001, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for each fund. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for each fund. As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for each fund.

Geoff Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Stein.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37% for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, and Fidelity Asset Manager 40%, or 0.52% for Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, and it drops as total assets under management increase.

For September 2009, the group fee rate was 0.12% for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, and Fidelity Asset Manager 40% and the group fee rate was 0.26% for Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%. For Fidelity Asset Manager 50%, the individual fund fee rate is 0.25%. For Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, the individual fund fee rate is 0.30%.

Prospectus

Fund Services - continued

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended September 30, 2009, for each fund is shown in the following table.

Total Management Fee

Fidelity Asset Manager 20%	0.42%
Fidelity Asset Manager 30%	0.42%
Fidelity Asset Manager 40%	0.42%
Fidelity Asset Manager 50%	0.51%
Fidelity Asset Manager 60%	0.56%
Fidelity Asset Manager 70%	0.56%
Fidelity Asset Manager 85%	0.56%

FMR pays FIMM, FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in the funds' annual report for the fiscal period ended September 30, 2009.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.


FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A

Effective Date

Class T

Effective Date

Class B

Effective Date

Class C

Effective Date

Fidelity Asset Manager 20%	0.90%	5/1/08	1.15%	5/1/08	1.65%	5/1/08	1.65%	5/1/08
Fidelity Asset Manager 30%	0.90%	5/1/08	1.15%	5/1/08	1.65%	5/1/08	1.65%	5/1/08
Fidelity Asset Manager 40%	0.90%	5/1/08	1.15%	5/1/08	1.65%	5/1/08	1.65%	5/1/08
Fidelity Asset Manager 50%	1.10%	5/1/08	1.35%	5/1/08	1.85%	5/1/08	1.85%	5/1/08
Fidelity Asset Manager 60%	1.10%	5/1/08	1.35%	5/1/08	1.85%	5/1/08	1.85%	5/1/08
Fidelity Asset Manager 70%	1.25%	9/23/08	1.50%	9/23/08	2.00%	9/23/08	2.00%	9/23/08
Fidelity Asset Manager 85%	1.25%	10/2/06	1.50%	10/2/06	2.00%	10/2/06	2.00%	10/2/06

These arrangements may be discontinued by FMR at any time.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail in this section and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, and Class C shares.

FDC collects the sales charge.

Prospectus

As described in detail on the following pages, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, or Class C shares.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A


Sales Charge



As a % of offering priceA

As an approximate % of net amount investedA

Investment professional concession as % of offering price

Up to $49,999B	5.75%	6.10%	5.00%
$50,000 to $99,999	4.50%	4.71%	3.75%
$100,000 to $249,999	3.50%	3.63%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $3,999,999	None	None	1.00%C
$4,000,000 to $24,999,999	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

C Certain conditions may apply. See "Finder's Fees" on page <Click Here>.

Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase

Contingent Deferred Sales ChargeA

Less than 1 year	1.00%
1 year to less than 2 years	0.50%
2 years or more	0.00%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T


Sales Charge



As a % of offering priceA

As an approximate % of net amount investedA

Investment professional concession as % of offering price

Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Certain conditions may apply. See "Finder's Fees" on page <Click Here>.

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Prospectus

Fund Services - continued

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Advisor Diversified Stock Fund and Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). You must file your Letter with Fidelity within 90 days of the start of your purchases toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase

Contingent Deferred Sales ChargeA

Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsB	0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the same fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Prospectus

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

14. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $5.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

Prospectus

Fund Services - continued

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase); or

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.75% (for Fidelity Asset Manager 20% and Fidelity Asset Manager 30%) and 1.00% (for Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%) of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the same fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Prospectus

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to each Class T plan, Class T of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class B of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class T's, Class B's, and Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class T, Class B, and Class C plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services. FMR, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, Class B, and Class C. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

Fund Services - continued

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%) and PricewaterhouseCoopers LLP (for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in the funds' annual report. A free copy of the annual report is available upon request.

Advisor Asset Manager 20% - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.33	.39	.48
Net realized and unrealized gain (loss)	.48	(1.27)	.40
Total from investment operations	.81	(.88)	.88
Distributions from net investment income	(.36)	(.42)	(.52)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.87%	.86%	.87% A
Expenses net of all reductions	.87%	.86%	.87% A
Net investment income (loss)	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Prospectus

Advisor Asset Manager 20% - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.30	.36	.45
Net realized and unrealized gain (loss)	.48	(1.28)	.40
Total from investment operations	.78	(.92)	.85
Distributions from net investment income	(.33)	(.38)	(.51)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.11%	1.12%	1.11% A
Net investment income (loss)	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Advisor Asset Manager 20% - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24	.29	.39
Net realized and unrealized gain (loss)	.49	(1.27)	.38
Total from investment operations	.73	(.98)	.77
Distributions from net investment income	(.28)	(.32)	(.44)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.65%	1.66%	1.65% A
Net investment income (loss)	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Prospectus

Appendix - continued

Advisor Asset Manager 20% - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24	.29	.39
Net realized and unrealized gain (loss)	.49	(1.26)	.38
Total from investment operations	.73	(.97)	.77
Distributions from net investment income	(.28)	(.33)	(.45)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.63%	1.64%	1.64% A
Net investment income (loss)	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Advisor Asset Manager 30% - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.24
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.62	(1.15)
Distributions from net investment income	(.24)	(.19)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C,D	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.98% A
Expenses net of all reductions	.89%	.98% A
Net investment income (loss)	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,305	$ 1,159
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Prospectus

Advisor Asset Manager 30% - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.22
Net realized and unrealized gain (loss)	.40	(1.40)
Total from investment operations	.60	(1.18)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 9.03	$ 8.65
Total Return B,C,D	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15%	1.20% A
Expenses net of all reductions	1.14%	1.20% A
Net investment income (loss)	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,181	$ 1,074
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Advisor Asset Manager 30% - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.56	(1.22)
Distributions from net investment income	(.18)	(.13)
Net asset value, end of period	$ 9.03	$ 8.65
Total Return B,C,D	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.73% A
Expenses net of all reductions	1.65%	1.73% A
Net investment income (loss)	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 773	$ 480
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Prospectus

Appendix - continued

Advisor Asset Manager 30% - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17
Net realized and unrealized gain (loss)	.39	(1.39)
Total from investment operations	.55	(1.22)
Distributions from net investment income	(.18)	(.14)
Net asset value, end of period	$ 9.01	$ 8.64
Total Return B,C,D	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.70% A
Net investment income (loss)	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,499	$ 1,495
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Advisor Asset Manager 40% - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.23
Net realized and unrealized gain (loss)	.34	(1.66)
Total from investment operations	.54	(1.43)
Distributions from net investment income	(.19)	(.15)
Net asset value, end of period	$ 8.77	$ 8.42
Total Return B, C, D	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	1.00% A
Expenses net of all reductions	.90%	1.00% A
Net investment income (loss)	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,921	$ 2,033
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Advisor Asset Manager 40% - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.21
Net realized and unrealized gain (loss)	.35	(1.66)
Total from investment operations	.53	(1.45)
Distributions from net investment income	(.18)	(.14)
Net asset value, end of period	$ 8.76	$ 8.41
Total Return B, C, D	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.25% A
Expenses net of all reductions	1.15%	1.25% A
Net investment income (loss)	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,089	$ 1,840
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Advisor Asset Manager 40% - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16
Net realized and unrealized gain (loss)	.35	(1.66)
Total from investment operations	.49	(1.50)
Distributions from net investment income	(.14)	(.10)
Net asset value, end of period	$ 8.75	$ 8.40
Total Return B, C, D	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	2.08%	2.64%A
Expenses net of fee waivers, if any	1.65%	1.77%A
Expenses net of all reductions	1.65%	1.77%A
Net investment income (loss)	1.87%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,263	$ 1,378
Portfolio turnover rate F	27%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Appendix - continued

Advisor Asset Manager 40% - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.48	(1.49)
Distributions from net investment income	(.13)	(.10)
Net asset value, end of period	$ 8.76	$ 8.41
Total Return B, C, D	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.76% A
Expenses net of all reductions	1.65%	1.76% A
Net investment income (loss)	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,469	$ 1,384
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Advisor Asset Manager 50% - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.30	.36	.43
Net realized and unrealized gain (loss)	.60	(2.96)	1.45
Total from investment operations	.90	(2.60)	1.88
Distributions from net investment income	(.36)	(.43)	(.47)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.02%	.99%	1.01% A
Expenses net of all reductions	1.01%	.98%	1.00% A
Net investment income (loss)	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Advisor Asset Manager 50% - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.27	.33	.39
Net realized and unrealized gain (loss)	.60	(2.96)	1.46
Total from investment operations	.87	(2.63)	1.85
Distributions from net investment income	(.33)	(.39)	(.46)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.28%	1.23%	1.23% A
Net investment income (loss)	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Advisor Asset Manager 50% - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21	.24	.30
Net realized and unrealized gain (loss)	.60	(2.96)	1.46
Total from investment operations	.81	(2.72)	1.76
Distributions from net investment income	(.27)	(.29)	(.41)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.84%	1.79%	1.78% A
Net investment income (loss)	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Appendix - continued

Advisor Asset Manager 50% - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21	.25	.31
Net realized and unrealized gain (loss)	.59	(2.95)	1.45
Total from investment operations	.80	(2.70)	1.76
Distributions from net investment income	(.27)	(.30)	(.43)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.81%	1.76%	1.74% A
Net investment income (loss)	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Advisor Asset Manager 60% - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.17
Net realized and unrealized gain (loss)	.41	(2.18)
Total from investment operations	.56	(2.01)
Distributions from net investment income	(.10)	(.04)
Net asset value, end of period	$ 8.41	$ 7.95
Total Return B,C,D	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.16%A
Expenses net of all reductions	1.09%	1.16%A
Net investment income (loss)	2.15%	1.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,044	$ 3,135
Portfolio turnover rateF	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Advisor Asset Manager 60% - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.15
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.55	(2.04)
Distributions from net investment income	(.10)	(.03)
Net asset value, end of period	$ 8.38	$ 7.93
Total Return B,C,D	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.42% A
Expenses net of all reductions	1.34%	1.42% A
Net investment income (loss)	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,537	$ 1,228
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Advisor Asset Manager 60% - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.52	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 8.37	$ 7.90
Total Return B,C,D	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.92% A
Net investment income (loss)	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,529	$ 1,074
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Appendix - continued

Advisor Asset Manager 60% - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.52	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 8.37	$ 7.90
Total Return B,C,D	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.91% A
Expenses net of all reductions	1.84%	1.91% A
Net investment income (loss)	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 1,643
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Advisor Asset Manager 70% - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.22	- J
Net realized and unrealized gain (loss)	.40	(.52)
Total from investment operations	.62	(.52)
Distributions from net investment income	(.30)	-
Net asset value, end of period	$ 13.94	$ 13.62
Total Return B,C,D	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.19%	1.31% A
Expenses net of fee waivers, if any	1.19%	1.25% A
Expenses net of all reductions	1.18%	1.24% A
Net investment income (loss)	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,969	$ 89,034
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Prospectus

Advisor Asset Manager 70% - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.58	(.52)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 13.91	$ 13.62
Total Return B,C,D	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.44%	1.56% A
Expenses net of fee waivers, if any	1.44%	1.50% A
Expenses net of all reductions	1.43%	1.49% A
Net investment income (loss)	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,624	$ 52,478
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Advisor Asset Manager 70% - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.52	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 13.86	$ 13.62
Total Return B,C,D	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95%	2.06% A
Expenses net of fee waivers, if any	1.95%	2.00% A
Expenses net of all reductions	1.94%	1.99% A
Net investment income (loss)	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,407	$ 23,526
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Asset Manager 70% - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.52	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 13.86	$ 13.62
Total Return B,C,D	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92%	2.07% A
Expenses net of fee waivers, if any	1.92%	2.00% A
Expenses net of all reductions	1.91%	1.99% A
Net investment income (loss)	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,633	$ 37,762
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Advisor Asset Manager 85% - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.14	.17	.19
Net realized and unrealized gain (loss)	.27	(3.74)	2.05
Total from investment operations	.41	(3.57)	2.24
Distributions from net investment income	(.17)	(.23)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.17)	(.26)	(.22)
Net asset value, end of period	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.16%	1.12%	1.12% A
Net investment income (loss)	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Advisor Asset Manager 85% - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.11	.13	.15
Net realized and unrealized gain (loss)	.27	(3.73)	2.06
Total from investment operations	.38	(3.60)	2.21
Distributions from net investment income	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.15)	(.23)	(.22)
Net asset value, end of period	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.43%	1.37%	1.41% A
Net investment income (loss)	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Advisor Asset Manager 85% - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.06	.06	.08
Net realized and unrealized gain (loss)	.28	(3.72)	2.07
Total from investment operations	.34	(3.66)	2.15
Distributions from net investment income	(.09)	(.16)	(.19)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.19)	(.21)
Net asset value, end of period	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.97%	1.92%	1.92% A
Net investment income (loss)	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Appendix - continued

Advisor Asset Manager 85% - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07	.07	.08
Net realized and unrealized gain (loss)	.28	(3.71)	2.06
Total from investment operations	.35	(3.64)	2.14
Distributions from net investment income	(.09)	(.18)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.21)	(.22)
Net asset value, end of period	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.93%	1.89%	1.90% A
Net investment income (loss)	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Additional Information About the Indexes

Barclays Capital U.S. 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Dow Jones U.S. Total Stock Market Index (Dow Jones U.S. Total Stock Market) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data. The Dow Jones Wilshire 5000 Composite IndexSM was discontinued on March 31, 2009 and succeeded by the Dow Jones U.S. Total Stock Market Index, which is identical in all aspects to the former index, including historical data.

Fidelity Asset Manager 20% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market IndexSM, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the Standard & Poor's 500SM Index (S&P 500®) was used for the stock class.

Fidelity Asset Manager 30% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 40% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. S&P 500 was used for the stock class.

Fidelity Asset Manager 60% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 85% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, and the MSCI EAFE Index (Europe, Australasia, Far East), weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

MSCI EAFE Index is a market capitalization index that is designed to measure the investable equity market performance for global investors of developed markets, excluding the United States and Canada. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03221

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Asset Manager, Fidelity Advisor Asset Manager, Advisor Money Line, and Directed Dividends are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.878287.101 AAR-pro-1109

Fidelity Advisor Asset Manager® Funds

Fidelity Asset Manager® 20%
Class/Ticker
Fidelity Advisor Asset Manager 20%	Institutional/FTIWX
Fidelity Asset Manager 30%
Class/Ticker
Fidelity Advisor Asset Manager 30%	Institutional/FTINX
Fidelity Asset Manager 40%
Class/Ticker
Fidelity Advisor Asset Manager 40%	Institutional/FFNIX
Fidelity Asset Manager 50%
Class/Ticker
Fidelity Advisor Asset Manager 50%	Institutional/FFIMX
Fidelity Asset Manager 60%
Class/Ticker
Fidelity Advisor Asset Manager 60%	Institutional/FSNIX
Fidelity Asset Manager 70%
Class/Ticker
Fidelity Advisor Asset Manager 70%	Institutional/FAAIX
Fidelity Asset Manager 85%
Class/Ticker
Fidelity Advisor Asset Manager 85%	Institutional/FEYIX

Prospectus

November 28, 2009

Contents

Fund Summary	<Click Here>	Fidelity Asset Manager 20%
	<Click Here>	Fidelity Asset Manager 30%
	<Click Here>	Fidelity Asset Manager 40%
	<Click Here>	Fidelity Asset Manager 50%
	<Click Here>	Fidelity Asset Manager 60%
	<Click Here>	Fidelity Asset Manager 70%
	<Click Here>	Fidelity Asset Manager 85%
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information About the Indexes

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 20%/Fidelity Advisor Asset Manager® 20% Institutional

Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.14%
Total annual operating expenses	0.56%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 57
3 years	$ 179
5 years	$ 313
10 years	$ 701

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 20% of assets in stocks, 50% of assets in bonds, and 30% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (10%-30%), bond class (40%-60%), and short-term/money market class (10%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years
	2007	2008
	4.84%	-14.17%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	1.71%	March 31, 2007
Lowest Quarter Return	-7.70%	December 31, 2008
Year-to-Date Return	17.02%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 20%
Institutional Class - Return Before Taxes	-14.17%	-3.57%
 Return After Taxes on Distributions	-15.12%	-5.42%
 Return After Taxes on Distributions and Sale of Fund Shares	-9.01%	-3.74%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	5.94%
Fidelity Asset Manager 20% Composite Index (reflects no deduction for fees, expenses, or taxes)	-5.38%	1.31%

A From October 2, 2006.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 30%/Fidelity Advisor Asset Manager® 30% Institutional

Investment Objective

The fund seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.55%
Total annual operating expenses	0.97%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 99
3 years	$ 309
5 years	$ 536
10 years	$ 1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 30% of assets in stocks, 50% of assets in bonds, and 20% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-40%), bond class (40%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Prospectus

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Year
2008
	-19.69%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.36%	June 30, 2008
Lowest Quarter Return	-10.59%	December 31, 2008
Year-to-Date Return	20.54%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 30%
Institutional Class - Return Before Taxes	-19.69%	-17.30%
 Return After Taxes on Distributions	-20.46%	-18.07%
 Return After Taxes on Distributions and Sale of Fund Shares	-12.67%	-14.99%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	6.83%
Fidelity Asset Manager 30% Composite Index (reflects no deduction for fees, expenses, or taxes)	-9.74%	-8.05%

A From October 9, 2007.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 40%/Fidelity Advisor Asset Manager® 40% Institutional

Investment Objective

The fund seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.65%
Total annual operating expenses	1.07%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 109
3 years	$ 340
5 years	$ 590
10 years	$ 1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 40% of assets in stocks, 45% of assets in bonds, and 15% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (20%-60%), bond class (30%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Year
2008
	-23.28%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.44%	June 30, 2008
Lowest Quarter Return	-12.42%	December 31, 2008
Year-to-Date Return	22.17%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 40%
Institutional Class - Return Before Taxes	-23.28%	-20.71%
 Return After Taxes on Distributions	-23.90%	-21.38%
 Return After Taxes on Distributions and Sale of Fund Shares	-14.98%	-17.80%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	6.83%
Fidelity Asset Manager 40% Composite Index (reflects no deduction for fees, expenses, or taxes)	-14.46%	-12.46%

A From October 9, 2007.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 50%/Fidelity Advisor Asset Manager® 50% Institutional

Investment Objective

The fund seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual operating expensesB	0.70%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years
	2007	2008
	6.27%	-27.78%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	3.14%	June 30, 2007
Lowest Quarter Return	-14.78%	December 31, 2008
Year-to-Date Return	26.50%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 50%
Institutional Class - Return Before Taxes	-27.78%	-9.41%
 Return After Taxes on Distributions	-28.36%	-11.36%
 Return After Taxes on Distributions and Sale of Fund Shares	-17.71%	-8.35%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-14.04%
Fidelity Asset Manager 50% Composite Index (reflects no deduction for fees, expenses, or taxes)	-18.63%	-4.32%

A From October 2, 2006.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 60%/Fidelity Advisor Asset Manager® 60% Institutional

Investment Objective

The fund seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.65%
Acquired fund fees and expenses	0.01%
Total annual operating expensesB	1.22%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 124
3 years	$ 387
5 years	$ 670
10 years	$ 1,477

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 60% of assets in stocks, 35% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (40%-90%), bond class (10%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Year
2008
	-30.01%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.67%	June 30, 2008
Lowest Quarter Return	-15.59%	December 31, 2008
Year-to-Date Return	27.73%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 60%
Institutional Class - Return Before Taxes	-30.01%	-27.35%
 Return After Taxes on Distributions	-30.35%	-27.71%
 Return After Taxes on Distributions and Sale of Fund Shares	-19.42%	-23.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-34.54%
Fidelity Asset Manager 60% Composite Index (reflects no deduction for fees, expenses, or taxes)	-23.00%	-20.59%

A From October 9, 2007.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 70%/Fidelity Advisor Asset Manager® 70% Institutional

Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Acquired fund fees and expenses	0.01%
Total annual operating expensesB	0.91%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 93
3 years	$ 290
5 years	$ 504
10 years	$ 1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less).
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the three main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.

Year-by-Year ReturnsA

Calendar Years
	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
	13.97%	-3.55%	-7.22%	-14.05%	21.93%	6.05%	3.77%	10.33%	7.20%	-34.92%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	14.35%	June 30, 2003
Lowest Quarter Return	-18.82%	December 31, 2008
Year-to-Date Return	30.07%	September 30, 2009

A The returns shown above are for the original class of shares of the fund, which is not offered through this prospectus. Institutional Class would have substantially similar annual returns to the original class because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than the original class's returns to the extent that Institutional Class has higher expenses.

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Fidelity Asset Manager 70%A
Return Before Taxes	-34.92%	-3.27%	-0.99%
Return After Taxes on Distributions	-35.41%	-3.83%	-2.15%
Return After Taxes on Distributions and Sale of Fund Shares	-22.54%	-2.90%	-1.23%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Fidelity Asset Manager 70% Composite Index (reflects no deduction for fees, expenses, or taxes)	-26.96%	-0.20%	0.77%

A The returns shown above are for the original class of shares of the fund, which is not offered through this prospectus. Institutional Class would have substantially similar annual returns to the original class because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than the original class's returns to the extent that Institutional Class has higher expenses.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Asset Manager® 85%/Fidelity Advisor Asset Manager® 85% Institutional

Investment Objective

The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.26%
Acquired fund fees and expenses	0.01%
Total annual operating expensesB	0.83%

A The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for the class.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 85
3 years	$ 265
5 years	$ 460
10 years	$ 1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets between two main asset classes: the stock class (equity securities of all types) and the bond and short-term/money market class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year and all types of short-term and money market instruments).
  Maintaining a neutral mix over time of 85% of assets in stocks and 15% of assets in bonds and short-term and money market instruments.
  Adjusting allocation between asset classes gradually within the following ranges: stock class (60%-100%) and bond and short-term/money market class (0%-40%).
  Investing in domestic and foreign issuers.
  Investing in all types of stocks, bonds, and derivatives and forward-settling securities, and making investments that do not fall into the two main asset classes discussed above.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information About the Indexes section of the prospectus. Past performance is not necessarily an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years
	2007	2008
	8.03%	-38.52%


During the periods shown in the chart:

Returns

Quarter ended

Highest Quarter Return	5.76%	June 30, 2007
Lowest Quarter Return	-20.91%	December 31, 2008
Year-to-Date Return	32.39%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2008

Past 1 year

Life of classA

Fidelity Asset Manager 85%
Institutional Class - Return Before Taxes	-38.52%	-14.27%
 Return After Taxes on Distributions	-38.84%	-14.80%
 Return After Taxes on Distributions and Sale of Fund Shares	-24.85%	-12.05%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-14.04%
Fidelity Asset Manager 85% Composite Index (reflects no deduction for fees, expenses, or taxes)	-32.83%	-11.13%

A From October 2, 2006.

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Geoff Stein has served as manager of the fund since June 2009.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through an intermediary, including a bank, broker-dealer, or other service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Asset Manager 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 20% stock class, 50% bond class; and 30% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  14% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  6% MSCI EAFE Index (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  30% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 30% stock class, 50% bond class; and 20% short-term/money market class.

Prospectus

Fund Basics - continued

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  21% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  9% MSCI EAFE Index (foreign stocks)
  50% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  20% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. The fund also considers the potential for capital appreciation (may be changed without shareholder vote).

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 40% stock class, 45% bond class; and 15% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

Prospectus

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  28% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  12% MSCI EAFE Index (foreign stocks)
  45% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  15% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 50% stock class, 40% bond class; and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  15% MSCI EAFE Index (foreign stocks)
  40% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  10% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

Prospectus

Fund Basics - continued

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 60% stock class, 35% bond class; and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  42% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  18% MSCI EAFE Index (foreign stocks)
  35% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

Prospectus

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into three main asset classes: the stock class, the bond class, and the short-term/money market class. The fund's neutral mix is 70% stock class, 25% bond class; and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  49% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  21% MSCI EAFE Index (foreign stocks)
  25% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds)
  5% Barclays Capital U.S. 3-Month Treasury Bill Index

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Prospectus

Fund Basics - continued

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Fidelity Money Market Central Fund, which invests in money market instruments.

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Asset Manager 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

The fund organizes its investments into two main asset classes: the stock class and the bond and short-term/money market class. The fund's neutral mix is 85% stock class and 15% bond and short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones U.S. Total Stock Market Index (U.S. stocks)
  25% MSCI EAFE Index (foreign stocks)
  15% Barclays Capital U.S. Aggregate Bond Index (U.S. bonds and short-term/money market instruments)

FMR allocates the fund's assets across asset classes, generally using different Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to different managers, or through central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds. Fidelity uses central funds to invest in particular security types or investment disciplines. Fidelity does not charge any additional management fees for central funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity central funds, including sector central funds that are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international central funds, including Fidelity International Equity Central Fund and Fidelity Emerging Markets Equity Central Fund, which are managed in an effort to outperform foreign stock markets. FMR decides how much to allocate based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond and Short-Term/Money Market Class. Most of the bond and short-term/money market class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Fidelity Tactical Income Central Fund (investment-grade bonds), Fidelity High Income Central Fund 1 (high yield securities), and Fidelity Floating Rate Central Fund (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Investments in this class may also include Fidelity Money Market Central Fund, which invests in money market instruments.

Prospectus

The fund can invest in all types of stocks, bonds, and derivatives and forward-settling securities, directly or through central funds, and may make investments that do not fall into either of the two asset classes discussed above, including investments in commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. FMR may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although most of the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, the underlying Fidelity central funds may invest in securities of foreign and domestic issuers, investment-grade and high yield bonds, commodity-linked derivative instruments, and other securities.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security, commodity, or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities or commodities index.

Prospectus

Fund Basics - continued

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policies are fundamental, that is, subject to change only by shareholder approval:

Fidelity Asset Manager 20% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager 30% seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fidelity Asset Manager 40% seeks current income as well as total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager 50% seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity Asset Manager 60% seeks high total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager 70% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Fidelity Asset Manager 85% seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Prospectus

Valuing Shares

Each fund is open for business each day the NYSE is open.

A class's NAV is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Prospectus

Shareholder Information - continued

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

7. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

8. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The price to buy one share of Institutional Class is its NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Prospectus

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Institutional Class is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.

Prospectus

Shareholder Information - continued

  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:

     - Make periodic (automatic) purchases of shares.

     - Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Prospectus

Fidelity Asset Manager 20% and Fidelity Asset Manager 30% normally pay dividends monthly (except January) and pay capital gain distributions in December.

Fidelity Asset Manager 40% and Fidelity Asset Manager 50% normally pay dividends in April, July, October, and December and pay capital gain distributions in December.

Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% normally pay dividends and pay capital gain distributions in December.

When you buy shares, your method of payment will determine when dividends begin to accrue. For example, shares purchased through an investment professional using the National Securities Clearing Corporation generally begin to earn dividends on the day the fund receives payment for those shares. Shares purchased through an investment professional by any other method generally begin to earn dividends on the first business day following the day the fund receives payment. If you purchase your shares directly from the fund by check or wire, those shares generally begin to earn dividends on the first business day following the day you placed your purchase order.

Shares sold through an investment professional using the National Securities Clearing Corporation generally earn dividends until, but not including, the day redemption proceeds are processed. Shares sold through an investment professional by any other method generally earn dividends until, but not including, the first business day following the day redemption proceeds are processed. Shares sold other than through an investment professional generally earn dividends until, but not including, the first business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Because each bond fund's income is primarily derived from interest, dividends from each bond fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for the funds. FIMM has day-to-day responsibility for choosing certain types of investments for the funds.

FIMM is an affiliate of FMR. As of December 31, 2008, FIMM had approximately $589.5 billion in discretionary assets under management.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing certain types of investments for each fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for each fund and may provide investment research and advice for the funds.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for each fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo 105-0001, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for each fund. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for each fund. As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for each fund.

Geoff Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Stein.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37% for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, and Fidelity Asset Manager 40% or 0.52% for Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, and it drops as total assets under management increase.

Prospectus

Fund Services - continued

For September 2009, the group fee rate was 0.12% for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, and Fidelity Asset Manager 40% and the group fee rate was 0.26% for Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%. For Fidelity Asset Manager 50%, the individual fund fee rate is 0.25%. For Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, the individual fund fee rate is 0.30%.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended September 30, 2009, for each fund is shown in the following table.

Total Management Fee

Fidelity Asset Manager 20%	0.42%
Fidelity Asset Manager 30%	0.42%
Fidelity Asset Manager 40%	0.42%
Fidelity Asset Manager 50%	0.51%
Fidelity Asset Manager 60%	0.56%
Fidelity Asset Manager 70%	0.56%
Fidelity Asset Manager 85%	0.56%

FMR pays FIMM, FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in the funds' annual report for the fiscal period ended September 30, 2009.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.


FMR has voluntarily agreed to reimburse Institutional Class of the funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed the following rates:

Institutional Class

Effective Date

Fidelity Asset Manager 20%	0.65%	5/1/08
Fidelity Asset Manager 30%	0.65%	5/1/08
Fidelity Asset Manager 40%	0.65%	5/1/08
Fidelity Asset Manager 50%	0.85%	5/1/08
Fidelity Asset Manager 60%	0.85%	5/1/08
Fidelity Asset Manager 70%	1.00%	9/23/08
Fidelity Asset Manager 85%	1.00%	10/2/06

These arrangements may be discontinued by FMR at any time.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of Institutional Class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class.

Prospectus

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%) and PricewaterhouseCoopers LLP (for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in the funds' annual report. A free copy of the annual report is available upon request.

Advisor Asset Manager 20% - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.36	.42	.53
Net realized and unrealized gain (loss)	.50	(1.27)	.38
Total from investment operations	.86	(.85)	.91
Distributions from net investment income	(.39)	(.45)	(.55)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	8.00%	(6.91)%	7.24%
Ratios to Average Net AssetsG
Expenses before reductions	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.56%	.57%	.59% A
Expenses net of all reductions	.56%	.56%	.59% A
Net investment income (loss)	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Prospectus

Advisor Asset Manager 30% - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.64	(1.13)
Distributions from net investment income	(.26)	(.21)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.75% A
Expenses net of all reductions	.65%	.75% A
Net investment income (loss)	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 773	$ 209
Portfolio turnover rate E	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Prospectus

Appendix - continued

Advisor Asset Manager 40% - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.56	(1.40)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 8.77	$ 8.43
Total Return B, C	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.76% A
Expenses net of all reductions	.65%	.76% A
Net investment income (loss)	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 931	$ 1,339
Portfolio turnover rate E	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Advisor Asset Manager 50% - Institutional Class

Years ended September 30,

2009

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.34	.42	.48
Net realized and unrealized gain (loss)	.59	(2.98)	1.46
Total from investment operations	.93	(2.56)	1.94
Distributions from net investment income	(.39)	(.48)	(.50)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.69%	.67%	.72% A
Expenses net of all reductions	.69%	.67%	.72% A
Net investment income (loss)	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Appendix - continued

Advisor Asset Manager 60% - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.20
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.59	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 8.43	$ 7.96
Total Return B,C	7.81%	(20.03)%
Ratios to Average Net AssetsG
Expenses before reductions	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.94% A
Expenses net of all reductions	.84%	.93% A
Net investment income (loss)	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 844	$ 792
Portfolio turnover rate E	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Advisor Asset Manager 70% - Institutional Class

Years ended September 30,

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss)D	.25	-I
Net realized and unrealized gain (loss)	.41	(.52)
Total from investment operations	.66	(.52)
Distributions from net investment income	(.31)	-
Net asset value, end of period	$ 13.97	$ 13.62
Total ReturnB,C	5.58%	(3.68)%
Ratios to Average Net AssetsG
Expenses before reductions	.90%	1.06% A
Expenses net of fee waivers, if any	.90%	1.00%A
Expenses net of all reductions	.89%	.99%A
Net investment income (loss)	2.17%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,076	$ 25,717
Portfolio turnover rateE	13%	14%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Asset Manager 85% - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.17	.21	.23
Net realized and unrealized gain (loss)	.28	(3.76)	2.07
Total from investment operations	.45	(3.55)	2.30
Distributions from net investment income	(.21)	(.24)	(.21)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.21)	(.27)	(.23)
Net asset value, end of period	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.82%	.78%	.82% A
Expenses net of all reductions	.81%	.77%	.81% A
Net investment income (loss)	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Prospectus

Additional Information About the Indexes

Barclays Capital U.S. 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Dow Jones U.S. Total Stock Market Index (Dow Jones U.S. Total Stock Market) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data. The Dow Jones Wilshire 5000 Composite IndexSM was discontinued on March 31, 2009 and succeeded by the Dow Jones U.S. Total Stock Market Index, which is identical in all aspects to the former index, including historical data.

Fidelity Asset Manager 20% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market IndexSM, the Barclays Capital U.S. Aggregate Bond Index, the MSCI® EAFE® Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the Standard & Poor's 500SM Index (S&P 500®) was used for the stock class.

Fidelity Asset Manager 30% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market IndexSM, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 40% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 50% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. S&P 500 was used for the stock class.

Fidelity Asset Manager 60% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity.

Fidelity Asset Manager 70% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index (Europe, Australasia, Far East), and the Barclays Capital U.S. 3-Month Treasury Bill Index, weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

Fidelity Asset Manager 85% Composite Index is a hypothetical combination of unmanaged indices that combines the total returns of the Dow Jones U.S. Total Stock Market Index, the Barclays Capital U.S. Aggregate Bond Index, and the MSCI EAFE Index (Europe, Australasia, Far East), weighted according to the fund's neutral mix. Effective October 2, 2009, the weighting of the MSCI EAFE Index increased in conjunction with an increase to the fund's target exposure to international equity. Prior to July 1, 2006, the S&P 500 was used for the stock class.

MSCI EAFE Index is a market capitalization index that is designed to measure the investable equity market performance for global investors of developed markets, excluding the United States and Canada. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03221

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Asset Manager, Fidelity Advisor Asset Manager, Advisor Money Line, and Directed Dividends are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.878281.101 AARI-pro-1109

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Asset Manager® 20%	FTAWX	FTDWX	FTBWX	FTCWX	FTIWX
Fidelity Advisor Asset Manager 30%	FTAAX	FTTNX	FTBNX	FCANX	FTINX
Fidelity Advisor Asset Manager 40%	FFNAX	FFNTX	FFNBX	FFNCX	FFNIX
Fidelity Advisor Asset Manager 50%	FFAMX	FFTMX	FFBMX	FFCMX	FFIMX
Fidelity Advisor Asset Manager 60%	FSAAX	FSATX	FSABX	FSCNX	FSNIX
Fidelity Advisor Asset Manager 70%	FAASX	FTASX	FBASX	FCASX	FAAIX
Fidelity Advisor Asset Manager 85%	FEYAX	FEYTX	FEYBX	FEYCX	FEYIX

Fidelity Advisor Asset Manager 20% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager® 20%; Fidelity Advisor Asset Manager 30% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 30%; Fidelity Advisor Asset Manager 40% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 40%; Fidelity Advisor Asset Manager 50% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 50%; Fidelity Advisor Asset Manager 60% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 60%; Fidelity Advisor Asset Manager 70% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 70%; and Fidelity Advisor Asset Manager 85% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated November 28, 2009, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

PAGE

Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

AAR/AARI-ptb-1109
1.834575.105

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of Asset Manager 20%'s, Asset Manager 30%'s, Asset Manager 40%'s, Asset Manager 50%'s, Asset Manager 60%'s, Asset Manager 70%'s, and Asset Manager 85%'s concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of Asset Manager 20%'s, Asset Manager 30%'s, Asset Manager 40%'s, Asset Manager 50%'s, Asset Manager 60%'s, Asset Manager 70%'s, and Asset Manager 85%'s concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than Asset Manager 70% and Asset Manager 85%):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For Asset Manager 70% and Asset Manager 85%:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing and selling precious metals, or from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For Asset Manager 20%, Asset Manager 50%, and Asset Manager 70%:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Asset Manager 85%:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Commodities

For Asset Manager 70% and Asset Manager 85%:

The fund does not currently intend to invest more than 5% of its total assets in precious metals.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

For Asset Manager 20%, Asset Manager 50%, and Asset Manager 70%:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Asset Manager 85%:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset Allocation. Each fund invests in stocks mainly by investing in Fidelity central funds. The stock class for all funds includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

Each fund invests in bonds mainly by investing in central funds, each of which focuses on a particular type of fixed-income securities. The bond class for Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, and Asset Manager 70%, and the bond and short-term/money market class for Asset Manager 85%, include all varieties of domestic and foreign fixed-income securities maturing in more than one year. Securities in these asset classes may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

The short-term/money market class for Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, and Asset Manager 70%, and the bond and short-term/money market class for Asset Manager 85%, include central funds that invest in all types of domestic and foreign short-term and money market instruments. Short-term and money market instruments may include commercial paper, notes, and other corporate debt securities, government securities issued by U.S. or foreign governments or their agencies or instrumentalities, bank deposits and other financial institution obligations, repurchase agreements involving any type of security, and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments, selected to track a particular index or other benchmark.

Typically, shares of the ETF are expected to increase in value as the value of the benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

Shares of an ETF are only redeemable in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g. on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities, or other components in the applicable index. ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain components comprising the index tracked by an ETN may, at times, be temporarily unavailable, which may impede the ETN's ability to track its index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index (or other reference asset) that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security, commodity, or index), asset swaps (where parties combine the purchase or sale of a bond with an interest rate swap) and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which the fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection.

If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total ReturnSM. Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Asset Manager 70% and Asset Manager 85% may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The funds will purchase precious metals-indexed securities only when FMR is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the funds, and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's® Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, the fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, the fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR LLC.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Dow Jones-UBS Commodity Index Total Return, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to counterparty risk (as discussed with swaps above).

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR considers factors deemed relevant in the context of a particular trade and in regard to FMR's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best qualitative execution, FMR may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR, viewed in terms of the particular transaction for a fund or FMR's overall responsibilities to a fund or other investment companies and investment accounts. While FMR may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture.

Affiliated Transactions

FMR may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided FMR determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended September 30, 2009 and 2008, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates

2009

2008

Asset Manager 20%	16%	5%
Asset Manager 30%	12%	24%A,B
Asset Manager 40%	27%	1%A,B
Asset Manager 50%	15%	8%
Asset Manager 60%	29%	4%A,B
Asset Manager 70%	13%	14%
Asset Manager 85%	7%	20%

A Annualized

B Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended September 30, 2009, 2008, and 2007. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund

Fiscal Year Ended

Dollar Amount

Percentage of Average Net Assets

Asset Manager 20%	September 30
2009		$ 616	0.00%
2008		$ 11,009	0.00%
2007		$ 3,829	0.00%
Asset Manager 30%	September 30
2009		$ 4	0.00%
2008A		$ 187	0.00%
2007A		--	--
Asset Manager 40%	September 30
2009		$ 2	0.00%
2008A		$ 149	0.00%
2007A		--	--
Asset Manager 50%	September 30
2009		$ 2,890	0.00%
2008		$ 718,808	0.01%
2007		$ 2,040,257	0.02%
Asset Manager 60%	September 30
2009		$ 8	0.00%
2008A		$ 334	0.00%
2007A		--	--
Asset Manager 70%	September 30
2009		$ 1,070	0.00%
2008		$ 345,671	0.01%
2007		$ 891,252	0.03%
Asset Manager 85%	September 30
2009		$ 420	0.00%
2008		$ 124,604	0.02%
2007		$ 318,613	0.06%

A Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

The table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. NFS is paid on a commission basis.

Fund

Fiscal Year Ended

Total Amount Paid to NFS

Asset Manager 20%	September 30
2009		$ 0
2008		$ 0
2007		$ 0
Asset Manager 30%	September 30
2009		$ 0
2008A		$ 0
2007A		--
Asset Manager 40%	September 30
2009		$ 0
2008A		$ 0
2007A		--
Asset Manager 50%	September 30
2009		$ 0
2008		$ 315
2007		$ 555
Asset Manager 60%	September 30
2009		$ 0
2008A		$ 0
2007A		--
Asset Manager 70%	September 30
2009		$ 0
2008		$ 146
2007		$ 343
Asset Manager 85%	September 30
2009		$ 0
2008		$ 67
2007		$ 229

A Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

During the fiscal year ended September 30, 2009, each fund paid no brokerage commissions to firms for providing research or brokerage services.

The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ending September 30, 2009 to each fund by the central funds in which each fund has invested.

Fund

Twelve-Month Period Ended 2009

$ Amount of Commissions Allocated for Research or Brokerage Services

Asset Manager 20%	September 30	$ 190,343
Asset Manager 30%	September 30	$ 6,227
Asset Manager 40%	September 30	$ 5,108
Asset Manager 50%	September 30	$ 1,257,115
Asset Manager 60%	September 30	$ 9,987
Asset Manager 70%	September 30	$ 663,476
Asset Manager 85%	September 30	$ 160,511

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Institutional Class shares of the same fund.

Class T: Shares of Class T may be exchanged for Class A (on a load-waived basis) or Institutional Class shares of the same fund.

Class B: Shares of Class B may be exchanged for Class A, Class T, or Institutional Class shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class T, or Institutional Class shares of the same fund.

Institutional Class: Shares of Institutional Class may be exchanged for Class A shares of the same fund if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

DISTRIBUTIONS AND TAXES

The funds may invest a substantial amount of their assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including the funds, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met), or may be exempt from state and local taxation to the extent that they are derived from certain U.S. Government securities and meet certain requirements.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of September 30, 2009, Asset Manager 20% had an aggregate capital loss carryforward of approximately $109,929,389. This loss carryforward, all of which will expire on September 30, 2017, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 30% had an aggregate capital loss carryforward of approximately $270,253. This loss carryforward, of which $10,213 and $260,040 will expire on September 30, 2016 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 40% had an aggregate capital loss carryforward of approximately $565,738. This loss carryforward, of which $101,011 and $464,727 will expire on September 30, 2016 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 50% had an aggregate capital loss carryforward of approximately $544,429,664. This loss carryforward, all of which will expire on September 30, 2017, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 60% had an aggregate capital loss carryforward of approximately $1,075,548. This loss carryforward, of which $76,825 and $998,723 will expire on September 30, 2016 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 70% had an aggregate capital loss carryforward of approximately $408,374,215. This loss carryforward, of which $99,963,409 and $308,410,806 will expire on September 30, 2011 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of September 30, 2009, Asset Manager 85% had an aggregate capital loss carryforward of approximately $117,371,899. This loss carryforward, of which $36,329,826 and $ 81,042,073 will expire on September 30, 2011 and 2017, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Wolfe currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' Chief Compliance Officer (CCO). The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended September 30, 2009, the committee held 25 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Ms. Knowles currently serving as Chair. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer (CFO), with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended September 30, 2009, the committee held five meetings.

The Governance and Nominating Committee is composed of Messrs. Wolfe (Chair) and Gamper, and Ms. Knowles. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended September 30, 2009, the committee held six meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2008.

Interested Trustees

DOLLAR RANGE OF FUND SHARES

Abigail P. Johnson

James C. Curvey

Asset Manager 20%	none*	none
Asset Manager 30%	none*	none
Asset Manager 40%	none*	none
Asset Manager 50%	none*	none
Asset Manager 60%	none*	none
Asset Manager 70%	none*	none
Asset Manager 85%	none*	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000*	over $100,000

* As of March 31, 2009.

Independent Trustees

DOLLAR RANGE OF FUND SHARES

Albert R. Gamper, Jr.

Arthur E. Johnson

Michael E. Kenneally

James H. Keyes

Marie L. Knowles

Kenneth L. Wolfe

Asset Manager 20%	none	none	none	none	none	none
Asset Manager 30%	none	none	none	none	none	none
Asset Manager 40%	none	none	none	none	none	none
Asset Manager 50%	none	none	none	none	none	none
Asset Manager 60%	none	none	none	none	none	none
Asset Manager 70%	none	none	none	none	none	none
Asset Manager 85%	none	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	none	$50,001 - $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended September 30, 2009, or calendar year ended December 31, 2008, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND

Albert R. Gamper, Jr.

Arthur E. Johnson[2]

Michael E. Kenneally[3]

James H. Keyes

Marie L. Knowles

Kenneth L. Wolfe


Asset Manager 20%	$ 1,026	$ 1,004	$ 897	$ 1,015	$ 1,093	$ 1,229
Asset Manager 30%	$ 19	$ 19	$ 17	$ 19	$ 20	$ 23
Asset Manager 40%	$ 13	$ 12	$ 12	$ 13	$ 13	$ 15
Asset Manager 50%B	$ 2,747	$ 2,689	$ 2,389	$ 2,719	$ 2,928	$ 3,292
Asset Manager 60%	$ 16	$ 16	$ 14	$ 16	$ 17	$ 19
Asset Manager 70%	$ 1,055	$ 1,033	$ 913	$ 1,044	$ 1,125	$ 1,264
Asset Manager 85%	$ 205	$ 200	$ 178	$ 203	$ 218	$ 245
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 405,583	$ 402,083	$ 62,167	$ 408,083	$ 437,500	$ 442,333

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by FMR.

2 For the period January 1, 2008 through July 31, 2008, Mr. Arthur E. Johnson served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Johnson serves as a member of the Board of Trustees.

3 For the period November 20, 2008 through December 31, 2008, Mr. Kenneally served as a Member of the Advisory Board. Effective January 1, 2009, Mr. Kenneally serves as a Member of the Board of Trustees.

A Reflects compensation received for the period January 1, 2008 through July 31, 2008 for 377 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC and Fidelity Central Investment Portfolios II LLC) and for the period August 1, 2008 through December 31, 2008 for 159 funds of 29 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2008, the Trustees accrued required deferred compensation from the funds as follows: Albert R. Gamper, Jr., $169,792; Arthur E. Johnson, $67,708; James H. Keyes, $169,792; Marie L. Knowles, $183,750; and Kenneth L. Wolfe, $185,417.

B Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Albert R. Gamper, Jr., $1,646; Arthur E. Johnson, $1,646; Michael E. Kenneally, $1,519; James H. Keyes, $1,646; Marie L. Knowles, $1,772; and Kenneth L. Wolfe, $2,025.

As of September 30, 2009, approximately 7.92% of Asset Manager 40%'s total outstanding shares was held by FMR affiliates. FMR LLC is the ultimate parent company of these FMR affiliates. By virtue of their ownership interest in FMR LLC, as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d and Ms. Abigail P. Johnson, Trustees, may be deemed to be beneficial owners of these shares. As of the above date, with the exception of Mr. Johnson 3d and Ms. Johnson's deemed ownership of Asset Manager 40%'s shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of September 30, 2009, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Asset Manager 20%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	17.53%
Fidelity Advisor Asset Manager 20%: Class A	Wells Fargo Bank	Charlotte	NC	14.57%
Fidelity Advisor Asset Manager 20%: Class A	Fidelity Investment Advisor Group (FIAG)	Boston	MA	7.14%
Fidelity Advisor Asset Manager 20%: Class A	ProEquities, Inc.	Birmingham	AL	5.68%
Fidelity Advisor Asset Manager 20%: Class A	John Hancock	Boston	MA	5.61%
Fidelity Advisor Asset Manager 20%: Class T	Wells Fargo Bank	Charlotte	NC	14.24%
Fidelity Advisor Asset Manager 20%: Class T	AIG	New York	NY	14.07%
Fidelity Advisor Asset Manager 20%: Class T	AIG	Atlanta	GA	8.23%
Fidelity Advisor Asset Manager 20%: Class T	Oak Tree Securities	Livermore	CA	7.01%
Fidelity Advisor Asset Manager 20%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	12.23%
Fidelity Advisor Asset Manager 20%: Class B	Wells Fargo Bank	Charlotte	NC	9.84%
Fidelity Advisor Asset Manager 20%: Class B	Merrill Lynch	Jacksonville	FL	8.73%
Fidelity Advisor Asset Manager 20%: Class B	LPL Financial	San Diego	CA	7.63%
Fidelity Advisor Asset Manager 20%: Class B	AXA Financial	New York	NY	6.38%
Fidelity Advisor Asset Manager 20%: Class B	AIG	Phoenix	AZ	5.09%
Fidelity Advisor Asset Manager 20%: Class C	Wells Fargo Bank	Charlotte	NC	21.23%
Fidelity Advisor Asset Manager 20%: Class C	Ameriprise Financial Corporation	Lavista	NE	10.92%
Fidelity Advisor Asset Manager 20%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	8.74%
Fidelity Advisor Asset Manager 20%: Class C	Merrill Lynch	Jacksonville	FL	7.98%
Fidelity Advisor Asset Manager 20%: Class C	LPL Financial	San Diego	CA	7.30%
Fidelity Advisor Asset Manager 20%: Institutional Class	LPL Financial	San Diego	CA	48.02%
Fidelity Advisor Asset Manager 20%: Institutional Class	NRP Financial, Inc	Bryan	OH	19.95%
Fidelity Advisor Asset Manager 20%: Institutional Class	Sammons Securities Company, LLC	Ann Arbor	MI	13.30%
Fidelity Advisor Asset Manager 20%: Institutional Class	Merrill Lynch	Jacksonville	FL	6.48%
Fidelity Advisor Asset Manager 30%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	26.79%
Fidelity Advisor Asset Manager 30%: Class A	Mass Mutual	Springfield	MA	11.83%
Fidelity Advisor Asset Manager 30%: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	9.71%
Fidelity Advisor Asset Manager 30%: Class T	Consolidated Securities	Charlotte	NC	19.19%
Fidelity Advisor Asset Manager 30%: Class T	Hartford Life	Woodbury	MN	12.55%
Fidelity Advisor Asset Manager 30%: Class T	AIG	Atlanta	GA	8.42%
Fidelity Advisor Asset Manager 30%: Class T	Lincoln National	Fort Wayne	IN	5.79%
Fidelity Advisor Asset Manager 30%: Class T	Capfinancial Partners, LLC.	Raleigh	NC	5.74%
Fidelity Advisor Asset Manager 30%: Class T	United Planners Financial Services	Scottsdale	AZ	5.02%
Fidelity Advisor Asset Manager 30%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	33.96%
Fidelity Advisor Asset Manager 30%: Class B	BankAmerica Corp.	Charlotte	NC	11.20%
Fidelity Advisor Asset Manager 30%: Class B	NFP Securities Inc.	Austin	TX	7.83%
Fidelity Advisor Asset Manager 30%: Class B	WFG Investments, Inc	Dallas	TX	7.07%
Fidelity Advisor Asset Manager 30%: Class B	Mass Mutual	Springfield	MA	5.94%
Fidelity Advisor Asset Manager 30%: Class B	Regions Financial Corporation	Memphis	TN	5.41%
Fidelity Advisor Asset Manager 30%: Class C	Carter, Terry & Company, Inc.	Atlanta	GA	15.57%
Fidelity Advisor Asset Manager 30%: Class C	Raymond James & Associates, Inc.	Saint Petersburg	FL	15.56%
Fidelity Advisor Asset Manager 30%: Class C	American Portfolios Financial Services, Inc.	Holbrook	NY	8.53%
Fidelity Advisor Asset Manager 30%: Class C	Cantella & Co., Inc.	Boston	MA	8.23%
Fidelity Advisor Asset Manager 30%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	8.21%
Fidelity Advisor Asset Manager 30%: Class C	Hartford Life	Woodbury	MN	5.14%
Fidelity Advisor Asset Manager 30%: Institutional Class	Wells Fargo Bank	Redwood City	CA	60.52%
Fidelity Advisor Asset Manager 30%: Institutional Class	LPL Financial	San Diego	CA	13.70%
Fidelity Advisor Asset Manager 30%: Institutional Class	Founders Financial Securities LLC	Towson	MD	13.43%
Fidelity Advisor Asset Manager 30%: Institutional Class	Wells Fargo Bank	Charlotte	NC	6.59%
Fidelity Advisor Asset Manager 40%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	25.47%
Fidelity Advisor Asset Manager 40%: Class A	First Command	Fort Worth	TX	12.97%
Fidelity Advisor Asset Manager 40%: Class A	BB & T Corporation	Charlotte	NC	9.75%
Fidelity Advisor Asset Manager 40%: Class A	First Brokerage America LLC	Clayton	MO	5.24%
Fidelity Advisor Asset Manager 40%: Class T	Hartford Life	Woodbury	MN	14.07%
Fidelity Advisor Asset Manager 40%: Class T	Fidelity Distributors Corp.	Boston	MA	12.77%
Fidelity Advisor Asset Manager 40%: Class T	Cantella & Co., Inc.	Boston	MA	10.40%
Fidelity Advisor Asset Manager 40%: Class T	AIG	Atlanta	GA	8.85%
Fidelity Advisor Asset Manager 40%: Class T	Capital Analysts, Inc.	Cincinnati	OH	7.94%
Fidelity Advisor Asset Manager 40%: Class T	Raymond James & Associates, Inc.	Port Charlotte	FL	7.34%
Fidelity Advisor Asset Manager 40%: Class T	LPL Financial	San Diego	CA	6.08%
Fidelity Advisor Asset Manager 40%: Class B	Fidelity Distributors Corp.	Boston	MA	53.39%
Fidelity Advisor Asset Manager 40%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	11.96%
Fidelity Advisor Asset Manager 40%: Class B	AXA Financial	New York	NY	7.30%
Fidelity Advisor Asset Manager 40%: Class B	Citizens Financial Group, Inc.	Boston	MA	6.49%
Fidelity Advisor Asset Manager 40%: Class B	Wells Fargo Bank	Charlotte	NC	5.59%
Fidelity Advisor Asset Manager 40%: Class C	Fidelity Distributors Corp.	Boston	MA	39.94%
Fidelity Advisor Asset Manager 40%: Class C	Ameriprise Financial Corporation	Lavista	NE	8.23%
Fidelity Advisor Asset Manager 40%: Class C	LPL Financial	San Diego	CA	5.81%
Fidelity Advisor Asset Manager 40%: Institutional Class	Fidelity Distributors Corp.	Boston	MA	81.65%
Fidelity Advisor Asset Manager 40%: Institutional Class	PFIC Securities Corp.	Franklin	TN	6.37%
Fidelity Asset Manager 40%*	FIMM LLC	Boston	MA	14.46%
Fidelity Advisor Asset Manager 50%: Class A	Regions Financial Corporation	Birmingham	AL	22.28%
Fidelity Advisor Asset Manager 50%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	18.13%
Fidelity Advisor Asset Manager 50%: Class A	Wells Fargo Bank	Charlotte	NC	5.64%
Fidelity Advisor Asset Manager 50%: Class A	Citigroup, Inc.	New York	NY	5.03%
Fidelity Advisor Asset Manager 50%: Class T	Oak Tree Securities	Livermore	CA	17.40%
Fidelity Advisor Asset Manager 50%: Class T	Ameriprise Financial Corporation	Lavista	NE	5.89%
Fidelity Advisor Asset Manager 50%: Class T	Cuna Mutual Group	Waverly	IA	5.20%
Fidelity Advisor Asset Manager 50%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	18.39%
Fidelity Advisor Asset Manager 50%: Class B	Merrill Lynch	Jacksonville	FL	12.44%
Fidelity Advisor Asset Manager 50%: Class C	Merrill Lynch	Jacksonville	FL	26.04%
Fidelity Advisor Asset Manager 50%: Class C	Ameriprise Financial Corporation	Lavista	NE	12.62%
Fidelity Advisor Asset Manager 50%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	11.18%
Fidelity Advisor Asset Manager 50%: Institutional Class	NRP Financial, Inc	Bryan	OH	33.61%
Fidelity Advisor Asset Manager 50%: Institutional Class	Wells Fargo Bank	Redwood City	CA	30.05%
Fidelity Advisor Asset Manager 50%: Institutional Class	LPL Financial	San Diego	CA	19.79%
Fidelity Advisor Asset Manager 50%: Institutional Class	ING	El Segundo	CA	8.19%
Fidelity Advisor Asset Manager 60%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	25.44%
Fidelity Advisor Asset Manager 60%: Class A	First Command	Fort Worth	TX	20.84%
Fidelity Advisor Asset Manager 60%: Class A	Commonwealth Financial Network	Waltham	MA	6.51%
Fidelity Advisor Asset Manager 60%: Class T	Citigroup, Inc.	New York	NY	25.37%
Fidelity Advisor Asset Manager 60%: Class T	1st Global Capital Corp.	Dallas	TX	13.92%
Fidelity Advisor Asset Manager 60%: Class T	UBS AG	Weehawken	NJ	10.60%
Fidelity Advisor Asset Manager 60%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	25.57%
Fidelity Advisor Asset Manager 60%: Class B	Commonwealth Financial Network	Waltham	MA	8.12%
Fidelity Advisor Asset Manager 60%: Class B	BankAmerica Corp.	Charlotte	NC	5.92%
Fidelity Advisor Asset Manager 60%: Class B	MetLife	New York	NY	5.92%
Fidelity Advisor Asset Manager 60%: Class B	AIG	Atlanta	GA	5.89%
Fidelity Advisor Asset Manager 60%: Class B	Ameriprise Financial Corporation	Lavista	NE	5.44%
Fidelity Advisor Asset Manager 60%: Class C	Ameriprise Financial Corporation	Lavista	NE	10.35%
Fidelity Advisor Asset Manager 60%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	6.39%
Fidelity Advisor Asset Manager 60%: Class C	PNC Financial Services Group	Pittsburgh	PA	6.04%
Fidelity Advisor Asset Manager 60%: Class C	ING	Denver	CO	5.88%
Fidelity Advisor Asset Manager 60%: Class C	TFS Securities Inc.	Lincroft	NJ	5.10%
Fidelity Advisor Asset Manager 60%: Institutional Class	Wells Fargo Bank	Charlotte	NC	34.80%
Fidelity Advisor Asset Manager 60%: Institutional Class	Fidelity Distributors Corp.	Boston	MA	30.25%
Fidelity Advisor Asset Manager 60%: Institutional Class	Security State Bank	Centralia	WA	15.94%
Fidelity Advisor Asset Manager 60%: Institutional Class	Cambridge Investment Research, Inc.	Fairfield	IA	9.33%
Fidelity Advisor Asset Manager 70%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	11.55%
Fidelity Advisor Asset Manager 70%: Class A	Regions Financial Corporation	Birmingham	AL	10.28%
Fidelity Advisor Asset Manager 70%: Class T	Wells Fargo Bank	Charlotte	NC	8.07%
Fidelity Advisor Asset Manager 70%: Class T	ADP	Roseland	NJ	7.13%
Fidelity Advisor Asset Manager 70%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	8.74%
Fidelity Advisor Asset Manager 70%: Class B	Ameriprise Financial Corporation	Lavista	NE	6.36%
Fidelity Advisor Asset Manager 70%: Class B	BankAmerica Corp.	Charlotte	NC	6.27%
Fidelity Advisor Asset Manager 70%: Class C	H. Beck, Inc.	Rockville	MD	9.50%
Fidelity Advisor Asset Manager 70%: Class C	Merrill Lynch	Jacksonville	FL	6.14%
Fidelity Advisor Asset Manager 70%: Class C	Citigroup, Inc.	New York	NY	5.59%
Fidelity Advisor Asset Manager 70%: Class C	Ameriprise Financial Corporation	Lavista	NE	5.34%
Fidelity Advisor Asset Manager 70%: Institutional Class	Wells Fargo Bank	Charlotte	NC	47.51%
Fidelity Advisor Asset Manager 70%: Institutional Class	Citigroup, Inc.	New York	NY	17.23%
Fidelity Advisor Asset Manager 70%: Institutional Class	Merrill Lynch	Jacksonville	FL	12.17%
Fidelity Advisor Asset Manager 70%: Institutional Class	ING	Denver	CO	6.52%
Fidelity Advisor Asset Manager 85%: Class A	Citigroup, Inc.	New York	NY	20.01%
Fidelity Advisor Asset Manager 85%: Class A	First Command	Fort Worth	TX	17.07%
Fidelity Advisor Asset Manager 85%: Class A	Ameriprise Financial Corporation	Minneapolis	MN	17.03%
Fidelity Advisor Asset Manager 85%: Class A	Regions Financial Corporation	Birmingham	AL	6.42%
Fidelity Advisor Asset Manager 85%: Class T	Wells Fargo Bank	Irving	TX	13.02%
Fidelity Advisor Asset Manager 85%: Class T	Wells Fargo Bank	San Francisco	CA	8.06%
Fidelity Advisor Asset Manager 85%: Class T	UBS AG	Weehawken	NJ	6.85%
Fidelity Advisor Asset Manager 85%: Class T	1st Global Capital Corp.	Dallas	TX	5.88%
Fidelity Advisor Asset Manager 85%: Class T	Wells Fargo Bank	Charlotte	NC	5.53%
Fidelity Advisor Asset Manager 85%: Class B	Ameriprise Financial Corporation	Minneapolis	MN	14.50%
Fidelity Advisor Asset Manager 85%: Class B	Investacorp, Inc.	Miami Lakes	FL	7.38%
Fidelity Advisor Asset Manager 85%: Class B	Ameriprise Financial Corporation	Lavista	NE	5.62%
Fidelity Advisor Asset Manager 85%: Class C	Investors Security Company, Inc.	Suffolk	VA	12.80%
Fidelity Advisor Asset Manager 85%: Class C	Ameriprise Financial Corporation	Minneapolis	MN	9.67%
Fidelity Advisor Asset Manager 85%: Class C	Merrill Lynch	Jacksonville	FL	7.49%
Fidelity Advisor Asset Manager 85%: Class C	Investment Planners, Inc.	Decatur	IL	6.50%
Fidelity Advisor Asset Manager 85%: Class C	LPL Financial	San Diego	CA	5.11%
Fidelity Advisor Asset Manager 85%: Institutional Class	Financial Telesis, Inc.	San Rafael	CA	36.94%
Fidelity Advisor Asset Manager 85%: Institutional Class	Wells Fargo Bank	Redwood City	CA	19.17%
Fidelity Advisor Asset Manager 85%: Institutional Class	NRP Financial, Inc	Bryan	OH	11.48%
Fidelity Advisor Asset Manager 85%: Institutional Class	ING	Denver	CO	9.80%
Fidelity Advisor Asset Manager 85%: Institutional Class	First Command	Fort Worth	TX	5.09%

* The ownership information shown above is for a class of shares of the fund.


CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Inc. (FMR Japan), Fidelity Research & Analysis Company (FRAC), and FMR Co., Inc. (FMRC). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FIL Limited, a Bermuda company formed in 1968, is the ultimate parent company of FIL Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L). Edward C. Johnson 3d, Abigail P. Johnson, other Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL Limited. At present, the primary business activities of FIL Limited and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FIMM, FMRC, FMR U.K., FMR H.K., FMR Japan, FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for Asset Manager 20%, Asset Manager 30%, and Asset Manager 40%.

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-	6.3400		50.2188
6	-	9.3100		100.1869
9	-	12.2800		150.1736
12	-	15.2500		200.1652
15	-	18.2200		250.1587
18	-	21.2000		300.1536
21	-	24.1900		350.1494
24	-	30.1800		400.1459
30	-	36.1750		450.1427
36	-	42.1700		500.1399
42	-	48.1650		550.1372
48	-	66.1600		600.1349
66	-	84.1550		650.1328
84	-	120.1500		700.1309
120	-	156.1450		750.1291
156	-	192.1400		800.1275
192	-	228.1350		850.1260
228	-	264.1300		900.1246
264	-	300.1275		950.1233
300	-	336.1250		1,000.1220
336	-	372.1225		1,050.1209
372	-	408.1200		1,100.1197
408	-	444.1175		1,150.1187
444	-	480.1150		1,200.1177
480	-	516.1125		1,250.1167
516	-	587.1100		1,300.1158
587	-	646.1080		1,350.1149
646	-	711.1060		1,400.1141
711	-	782.1040		1,450.1132
782	-	860.1020		1,500.1125
860	-	946.1000		1,550.1117
946	-	1,041.0980		1,600.1110
1,041	-	1,145.0960		1,650.1103
1,145	-	1,260.0940		1,700.1096
1,260	-	1,386.0920		1,750.1089
1,386	-	1,525.0900		1,800.1083
1,525	-	1,677.0880		1,850.1077
1,677	-	1,845.0860		1,900.1070
Over		1,845.0840		1,950.1065
				2,000.1059

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,261 billion of group net assets - the approximate level for September 2009 - was 0.1165%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,261 billion.

The following is the fee schedule for Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85%.

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-	6.4900		50.3823
6	-	9.4600		100.3512
9	-	12.4300		150.3371
12	-	15.4000		200.3284
15	-	18.3850		250.3219
18	-	21.3700		300.3163
21	-	24.3600		350.3113
24	-	30.3500		400.3067
30	-	36.3450		450.3024
36	-	42.3400		500.2982
42	-	48.3350		550.2942
48	-	66.3250		600.2904
66	-	84.3200		650.2870
84	-	102.3150		700.2838
102	-	138.3100		750.2809
138	-	174.3050		800.2782
174	-	210.3000		850.2756
210	-	246.2950		900.2732
246	-	282.2900		950.2710
282	-	318.2850		1,000.2689
318	-	354.2800		1,050.2669
354	-	390.2750		1,100.2649
390	-	426.2700		1,150.2631
426	-	462.2650		1,200.2614
462	-	498.2600		1,250.2597
498	-	534.2550		1,300.2581
534	-	587.2500		1,350.2566
587	-	646.2463		1,400.2551
646	-	711.2426		1,450.2536
711	-	782.2389		1,500.2523
782	-	860.2352		1,550.2510
860	-	946.2315		1,600.2497
946	-	1,041.2278		1,650.2484
1,041	-	1,145.2241		1,700.2472
1,145	-	1,260.2204		1,750.2460
1,260	-	1,386.2167		1,800.2449
1,386	-	1,525.2130		1,850.2438
1,525	-	1,677.2093		1,900.2427
1,677	-	1,845.2056		1,950.2417
Over		1,845.2019		2,000.2407

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,261 billion of group net assets - the approximate level for September 2009 - was 0.2594%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,261 billion.

Asset Manager 20%'s, Asset Manager 30%'s, Asset Manager 40%'s, Asset Manager 50%'s, Asset Manager 60%'s, Asset Manager 70%'s, and Asset Manager 85%'s individual fund fee rates are 0.30%, 0.30%, 0.30%, 0.25%, 0.30%, 0.30%, and 0.30%, respectively. Based on the average group net assets of the funds advised by FMR for September 2009, each fund's annual management fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Asset Manager 20%	0.1165%	+	0.3000%	=	0.4165%
Asset Manager 30%	0.1165%	+	0.3000%	=	0.4165%
Asset Manager 40%	0.1165%	+	0.3000%	=	0.4165%
Asset Manager 50%	0.2594%	+	0.2500%	=	0.5094%
Asset Manager 60%	0.2594%	+	0.3000%	=	0.5594%
Asset Manager 70%	0.2594%	+	0.3000%	=	0.5594%
Asset Manager 85%	0.2594%	+	0.3000%	=	0.5594%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended September 30	Management Fees Paid to FMR
Asset Manager 20%	2009	$ 8,288,972
	2008	$ 10,330,950
	2007	$ 9,714,406
Asset Manager 30%	2009	$ 168,728
	2008A	$ 102,657
	2007A	--
Asset Manager 40%	2009	$ 112,805
	2008A	$ 60,461
	2007A	--
Asset Manager 50%	2009	$ 27,008,211
	2008	$ 39,492,324
	2007	$ 46,603,257
Asset Manager 60%	2009	$ 193,551
	2008A	$ 82,594
	2007A	--
Asset Manager 70%	2009	$ 11,390,699
	2008	$ 15,716,293
	2007	$ 17,966,623
Asset Manager 85%	2009	$ 2,271,513
	2008	$ 3,095,396
	2007	$ 2,899,593

A Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for each fund. Under the terms of the sub-advisory agreements, FMR, and not the funds, pays FIMM's fees.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States. Under the terms of the master international research agreement, FMR, and not the funds, pays FIIA. Under the terms of the sub-research agreements, FIIA, and not the funds, pays FIIA(U.K.)L and FIJ.

Sub-Adviser - FRAC. On behalf of each fund, FMR, FMRC, FIMM, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. Under the terms of the research agreement, FMR, FMRC, and FIMM, and not the funds, agree, in the aggregate, to pay FRAC.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Geoff Stein is the portfolio manager of Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85%, and receives compensation for his services. As of September 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of the portfolio manager's bonus is based on his overall contribution to management of FMR.

The portion of the portfolio manager's bonus that is linked to the investment performance of Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85% is based on each fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates each fund's assets among the stock, bond, and short-term/money market asset classes, which are represented by the components of the Asset Manager 20% Composite Index, the Asset Manager 30% Composite Index, the Asset Manager 40% Composite Index, the Asset Manager 50% Composite Index, the Asset Manager 60% Composite Index, the Asset Manager 70% Composite Index, and the Asset Manager 85% Composite Index. The components of each index are described in the table below. The portfolio manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Fund	Composite Benchmark Index	Composite components' relative weightings in each fund's neutral mix*
Asset Manager 20%	Asset Manager 20% Composite Index	20% Dow Jones U.S. Total Stock Market IndexSM 50% Barclays Capital U.S. Aggregate Bond Index 30% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 30%	Asset Manager 30% Composite Index	30% Dow Jones U.S. Total Stock Market Index 50% Barclays Capital U.S. Aggregate Bond Index 20% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 40%	Asset Manager 40% Composite Index	35% Dow Jones U.S. Total Stock Market Index 5% MSCI® EAFE® Index (net MA tax) 45% Barclays Capital U.S. Aggregate Bond Index 15% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 50%	Asset Manager 50% Composite Index	45% Dow Jones U.S. Total Stock Market Index 5% MSCI EAFE Index (net MA tax) 40% Barclays Capital U.S. Aggregate Bond Index 10% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 60%	Asset Manager 60% Composite Index	50% Dow Jones U.S. Total Stock Market Index 10% MSCI EAFE Index (net MA tax) 35% Barclays Capital U.S. Aggregate Bond Index 5% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 70%	Asset Manager 70% Composite Index	60% Dow Jones U.S. Total Stock Market Index 10% MSCI EAFE Index (net MA tax) 25% Barclays Capital U.S. Aggregate Bond Index 5% Barclays Capital U.S. 3-Month Treasury Bill Index
Asset Manager 85%	Asset Manager 85% Composite Index	70% Dow Jones U.S. Total Stock Market Index 15% MSCI EAFE Index (net MA tax) 15% Barclays Capital U.S. Aggregate Bond Index

* Effective October 2009, the relative weightings of the components of each fund's composite index were adjusted, as described in the funds' prospectus.

The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stein as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,526	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Asset Manager 20% ($2,353 (in millions) assets managed), Asset Manager 30% ($72 (in millions) assets managed), Asset Manager 40% ($45 (in millions) assets managed), Asset Manager 50% ($6,059 (in millions) assets managed), Asset Manager 60% ($65 (in millions) assets managed), Asset Manager 70% ($2,433 (in millions) assets managed), and Asset Manager 85% ($568 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2009, the dollar range of shares of Asset Manager 20% beneficially owned by Mr. Stein was $100,001 - $500,000, the dollar range of shares of Asset Manager 30% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 40% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 50% beneficially owned by Mr. Stein was $100,001 - $500,000, the dollar range of shares of Asset Manager 60% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 70% beneficially owned by Mr. Stein was none, and the dollar range of shares of Asset Manager 85% beneficially owned by Mr. Stein was $50,001 - $100,000.

The portfolio manager has allocated assets of each fund to certain central funds. As of the date of this SAI, the stock and bond asset classes of each fund are invested in the following central funds:

Central Fund	Portfolio Manager(s)
Stock Class:
Consumer Discretionary Central Fund	John Harris
Consumer Staples Central Fund	Robert Lee
Emerging Markets Equity Central Fund	Colin Chickles and Alicia Frank
Energy Central Fund	John Dowd
Financials Central Fund	Benjamin Hesse
Health Care Central Fund	Edward Yoon
Industrials Central Fund	Tobias Welo
Information Technology Central Fund	Yun-Min Chai
International Equity Central Fund	Matt Torrey, Jeffrey Stevens, and Paul Walsh
Materials Central Fund	Tobias Welo
Telecom Services Central Fund	Kristina Salen
Utilities Central Fund	Douglas Simmons
Bond Class:
Tactical Income Central Fund	Jeffrey Moore
High Income Central Fund 1	Matthew Conti
Floating Rate Central Fund	Eric Mollenhauer

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. In the event an Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® stock index.

H. Small-Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not comprised of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large-Capitalization Company, 15% for a Small-Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

4. Awards to non-employee directors are subject to management discretion.

5. In the case of stock awards, the restriction period is less than three years for non-performance-based awards, and less than one year for performance-based awards.

FMR will consider approving an equity award plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (Large-Capitalization Company) and 10% (Small- or Micro-Capitalization Company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting").

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds which are held exclusively by Fidelity Funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.


Sales Charge Revenue

CDSC Revenue

Fund

Fiscal Year Ended

Amount Paid to FDC

Amount Retained by FDC

Amount Paid to FDC

Amount Retained by FDC

Asset Manager 20% - Class A	September 30, 2009	$ 42,601	$ 21,202	--	--
	2008	$ 44,110	$ 24,014	--	--
	2007A	$ 11,724	$ 7,469	--	--
Asset Manager 20% - Class T	September 30, 2009	$ 21,527	$ 4,939	--	--
	2008	$ 10,593	$ 3,692	--	--
	2007A	$ 8,313	$ 2,267	--	--
Asset Manager 20% - Class B	September 30, 2009	--	--	$ 4,495	$ 4,495
	2008	--	--	$ 2,543	$ 2,543
	2007A	--	--	$ 477	$ 477
Asset Manager 20% - Class C	September 30, 2009	--	--	$ 1,667	$ 1,667
	2008	--	--	$ 1,199	$ 1,199
	2007A	--	--	$ 4	$ 4
Asset Manager 30% - Class A	September 30, 2009	$ 20,095	$ 7,922	--	--
	2008B	$ 10,090	$ 1,961	--	--
	2007B	--	--	--	--
Asset Manager 30% - Class T	September 30, 2009	$ 5,407	$ 1,591	$ 16	$ 16
	2008B	$ 2,138	$ 429	$ 46	$ 46
	2007B	--	--	--	--
Asset Manager 30% - Class B	September 30, 2009	--	--	$ 103	$ 103
	2008B	--	--	--	--
	2007B	--	--	--	--
Asset Manager 30% - Class C	September 30, 2009	--	--	$ 109	$ 109
	2008B	--	--	$ 824	$ 824
	2007B	--	--	--	--
Asset Manager 40% - Class A	September 30, 2009	$ 19,811	$ 5,816	--	--
	2008B	$ 9,618	$ 3,663	--	--
	2007B	--	--	--	--
Asset Manager 40% - Class T	September 30, 2009	$ 9,070	$ 3,206	--	--
	2008B	$ 1,169	$ 234	--	--
	2007B	--	--	--	--
Asset Manager 40% - Class B	September 30, 2009	--	--	$ 665	$ 665
	2008B	--	--	$ 95	$ 95
	2007B	--	--	--	--
Asset Manager 40% - Class C	September 30, 2009	--	--	$ 327	$ 327
	2008B	--	--	--	--
	2007B	--	--	--	--
Asset Manager 50% - Class A	September 30, 2009	$ 45,913	$ 20,279	$ 2,000	$ 2,000
	2008	$ 70,201	$ 30,625	--	--
	2007A	$ 28,733	$ 11,618	--	--
Asset Manager 50% - Class T	September 30, 2009	$ 15,633	$ 5,098	--	--
	2008	$ 14,474	$ 4,653	--	--
	2007A	$ 20,357	$ 6,077	$ 4	$ 4
Asset Manager 50% - Class B	September 30, 2009	--	--	$ 7,545	$ 7,545
	2008	--	--	$ 2,586	$ 2,586
	2007A	--	--	$ 162	$ 162
Asset Manager 50% - Class C	September 30, 2009	--	--	$ 3,234	$ 3,234
	2008	--	--	$ 1,428	$ 1,428
	2007A	--	--	$ 594	$ 594
Asset Manager 60% - Class A	September 30, 2009	$ 43,034	$ 11,714	--	--
	2008B	$ 10,724	$ 4,205	--	--
	2007B	--	--	--	--
Asset Manager 60% - Class T	September 30, 2009	$ 15,450	$ 4,574	--	--
	2008B	$ 5,993	$ 1,339	--	--
	2007B	--	--	--	--
Asset Manager 60% - Class B	September 30, 2009	--	--	$ 1,130	$ 1,130
	2008B	--	--	--	--
	2007B	--	--	--	--
Asset Manager 60% - Class C	September 30, 2009	--	--	$ 981	$ 981
	2008B	--	--	$ 208	$ 208
	2007B	--	--	--	--
Asset Manager 70% - Class A	September 30, 2009	$ 85,019	$ 23,085	$ 566	$ 566
	2008C	$ 650	$ 615	--	--
	2007C	--	--	--	--
Asset Manager 70% - Class T	September 30, 2009	$ 51,188	$ 11,239	--	--
	2008C	$ 389	$ 273	--	--
	2007C	--	--	--	--
Asset Manager 70% - Class B	September 30, 2009	--	--	$ 46,808	$ 46,808
	2008C	--	--	$ 182	$ 182
	2007C	--	--	--	--
Asset Manager 70% - Class C	September 30, 2009	--	--	$ 2,881	$ 2,881
	2008C	--	--	--	--
	2007C	--	--	--	--
Asset Manager 85% - Class A	September 30, 2009	$ 70,717	$ 22,099	--	--
	2008	$ 89,687	$ 33,337	--	--
	2007A	$ 46,058	$ 19,654	--	--
Asset Manager 85% - Class T	September 30, 2009	$ 16,146	$ 3,260	$ 3	$ 3
	2008	$ 23,853	$ 8,775	$ 37	$ 37
	2007A	$ 6,814	$ 2,469	--	--
Asset Manager 85% - Class B	September 30, 2009	--	--	$ 5,076	$ 5,076
	2008	--	--	$ 3,631	$ 3,631
	2007A	--	--	$ 432	$ 432
Asset Manager 85% - Class C	September 30, 2009	--	--	$ 1,165	$ 1,165
	2008	--	--	$ 2,666	$ 2,666
	2007A	--	--	$ 133	$ 133

A The class commenced operations on October 2, 2006.

B The class commenced operations on October 9, 2007.

C The class commenced operations on September 23, 2008.

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, and Institutional Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, and Institutional Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Class A, Class T, Class B, and Class C of each fund is described in the prospectus for that class.

CLASS A DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class A shares of each fund for the fiscal year ended September 30, 2009.

Fund

Distribution Fees Paid to FDC

Distribution Fees Paid by FDC to Intermediaries

Distribution Fees Retained by FDC*

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC*

Asset Manager 20%	--	--	--	$ 35,451	$ 27,304	$ 8,147
Asset Manager 30%	--	--	--	$ 4,966	$ 4,613	$ 353
Asset Manager 40%	--	--	--	$ 8,469	$ 6,431	$ 2,038
Asset Manager 50%	--	--	--	$ 35,783	$ 27,079	$ 8,704
Asset Manager 60%	--	--	--	$ 9,474	$ 7,421	$ 2,053
Asset Manager 70%	--	--	--	$ 184,712	$ 169,848	$ 14,864
Asset Manager 85%	--	--	--	$ 37,197	$ 34,065	$ 3,132

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

CLASS T DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class T shares of each fund for the fiscal year ended September 30, 2009.

Fund

Distribution Fees Paid to FDC

Distribution Fees Paid by FDC to Intermediaries

Distribution Fees Retained by FDC*

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC*

Asset Manager 20%	$ 15,839	$ 15,839	--	$ 15,839	$ 15,839	--
Asset Manager 30%	$ 3,212	$ 3,165	$ 47	$ 3,212	$ 3,165	$ 47
Asset Manager 40%	$ 4,448	$ 2,608	$ 1,840	$ 4,448	$ 2,608	$ 1,840
Asset Manager 50%	$ 16,088	$ 16,088	--	$ 16,088	$ 16,088	--
Asset Manager 60%	$ 5,631	$ 5,163	$ 468	$ 5,631	$ 5,163	$ 468
Asset Manager 70%	$ 99,470	$ 99,133	$ 337	$ 99,470	$ 99,133	$ 337
Asset Manager 85%	$ 9,556	$ 9,556	--	$ 9,556	$ 9,556	--

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

CLASS B DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class B shares of each fund for the fiscal year ended September 30, 2009.

Fund

Distribution Fees Paid to FDC

Distribution Fees Paid by FDC to Intermediaries

Distribution Fees Retained by FDC**

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC*

Asset Manager 20%	$ 16,404	--	$ 16,404	$ 5,468	$ 5,465	$ 3
Asset Manager 30%	$ 3,922	--	$ 3,922	$ 1,308	$ 1,212	$ 96
Asset Manager 40%	$ 8,411	--	$ 8,411	$ 2,804	$ 596	$ 2,208
Asset Manager 50%	$ 16,103	--	$ 16,103	$ 5,367	$ 5,367	--
Asset Manager 60%	$ 8,153	--	$ 8,153	$ 2,716	$ 1,979	$ 737
Asset Manager 70%	$ 126,186	--	$ 126,186	$ 42,061	$ 42,003	$ 58
Asset Manager 85%	$ 16,781	--	$ 16,781	$ 5,594	$ 5,594	--

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

** These amounts are retained by FDC for use in its capacity as distributor.

CLASS C DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class C shares of each fund for the fiscal year ended September 30, 2009.

Fund

Distribution Fees Paid to FDC

Distribution Fees Paid by FDC to Intermediaries

Distribution Fees Retained by FDC*

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC*

Asset Manager 20%	$ 39,837	$ 21,914	$ 17,923	$ 13,278	$ 7,304	$ 5,974
Asset Manager 30%	$ 12,248	$ 5,184	$ 7,064	$ 4,082	$ 1,728	$ 2,354
Asset Manager 40%	$ 9,313	$ 1,755	$ 7,558	$ 3,105	$ 587	$ 2,518
Asset Manager 50%	$ 40,384	$ 26,862	$ 13,522	$ 13,461	$ 8,955	$ 4,506
Asset Manager 60%	$ 10,730	$ 5,073	$ 5,657	$ 3,577	$ 1,691	$ 1,886
Asset Manager 70%	$ 219,096	$ 196,015	$ 23,081	$ 73,033	$ 65,338	$ 7,695
Asset Manager 85%	$ 36,248	$ 23,159	$ 13,089	$ 12,081	$ 7,718	$ 4,363

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under each Class A, Class T, Class B, and Class C Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Class A, Class T, Class B, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, including affiliates of FDC, shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for each class of each fund.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee with respect to each position in a fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of each class's average daily net assets. The position fees are subject to increase based on postage rate changes.

For Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85%, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, and in each Advisor Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QTP's or Advisor Freedom Fund's assets that is invested in a fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are owned by intermediaries for the benefit of their customers. Since a fund often does not maintain an account for shareholders in those instances, some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for Asset Manager 85% are 0.0389% of the first $1 billion of average net assets, 0.0275% of average net assets between $1 billion and $4 billion, 0.0041% of average net assets between $4 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for Asset Manager 20%, Asset Manager 30%, and Asset Manager 40% are 0.0415% of the first $500 million of average net assets, 0.0301% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for Asset Manager 50%, Asset Manager 60%, and Asset Manager 70% are 0.0492% of the first $500 million of average net assets, 0.0353% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2009	2008	2007
Asset Manager 20%	$ 651,792	$ 806,153	$ 751,515
Asset Manager 30%	$ 16,708	$ 10,257A	--
Asset Manager 40%	$ 11,167	$ 6,045A	--
Asset Manager 50%	$ 1,376,748	$ 1,481,060	$ 1,522,507
Asset Manager 60%	$ 14,351	$ 7,292A	--
Asset Manager 70%	$ 781,924	$ 1,065,938	$ 1,190,264
Asset Manager 85%	$ 156,628	$ 209,879	$ 196,720

A Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% commenced operations on October 9, 2007.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended September 30, 2009, 2008, and 2007, Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% did not pay FSC for securities lending.

Payments made by Asset Manager 50%, Asset Manager 70%, and Asset Manager 85% to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2009	2008	2007
Asset Manager 50%	$ 0	$ 135	$ 859
Asset Manager 70%	$ 0	$ 91	$ 551
Asset Manager 85%	$ 0	$ 55	$ 395

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% are funds of Fidelity Charles Street Trust, an open-end management investment company created under an initial declaration of trust dated July 7, 1981. On September 27, 2006, Fidelity Asset Manager 20% changed its name from Fidelity Asset Manager: Income to Fidelity Asset Manager 20%, Fidelity Asset Manager 50% changed its name from Fidelity Asset Manager to Fidelity Asset Manager 50%, Fidelity Asset Manager 70% changed its name from Fidelity Asset Manager: Growth to Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% changed its name from Fidelity Asset Manager: Aggressive to Fidelity Asset Manager 85%. Currently, there are nine funds offered in Fidelity Charles Street Trust: Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, Fidelity Global Balanced Fund, and Fidelity Series Broad Market Opportunities Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for Asset Manager 30%, Asset Manager 40%, and Asset Manager 60% and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for Asset Manager 20%, Asset Manager 50%, Asset Manager 70%, and Asset Manager 85% and provides other audit related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended September 30, 2009, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings, including its top ten holdings, monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's® Rating Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); Fitch Inc. and certain affiliates (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity Advisor Asset Manager, Fidelity Asset Manager, Fidelity Investments & (Pyramid) Design, and Fidelity are registered trademarks of FMR LLC.


The third party marks appearing above are the marks of their respective owners.

Fund/Ticker

Fidelity® Series Broad Market Opportunities Fund (formerly Fidelity Broad Market Opportunities Fund)/FBMAX

Shares of the fund are available for purchase only by mutual funds for which FMR or an affiliate serves as investment manager.

Prospectus

November 28, 2009

Contents

Fund Summary	<Click Here>
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Account Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information About the Index

Prospectus

Fund Summary

Fund:
Fidelity® Series Broad Market Opportunities Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	2.09%
Total annual fund operating expensesA	2.65%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 268
3 years	$ 823
5 years	$ 1,405
10 years	$ 2,983

Prospectus

Fund Summary - continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Prospectus

  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index has characteristics relevant to the fund's investment strategies. The index description appears in the Additional Information About the Index section of the prospectus. Past performance is not necessarily an indication of future performance.

Prospectus

Fund Summary - continued

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Year

2008

	-42.79%


During the period shown in the chart:

Returns

Quarter ended

Highest Quarter Return	-0.54%	June 30, 2008
Lowest Quarter Return	-24.32%	December 31, 2008
Year-to-Date Return	35.81%	September 30, 2009

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2008

Past 1 year

Life of fundA

Fidelity Series Broad Market Opportunities Fund
Return Before Taxes	-42.79%	-31.47%
Return After Taxes on Distributions	-42.84%	-31.53%
Return After Taxes on Distributions and Sale of Fund Shares	-27.75%	-26.44%
Dow Jones U.S. Total Stock Market IndexSM (reflects no deduction for fees, expenses, or taxes)	-37.23%	-27.78%

A From August 21, 2007.

Prospectus

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other affiliates of FMR serve as sub-advisers for the fund.

Portfolio Manager(s)

Christopher Sharpe and Geoff Stein have served as lead co-managers of the fund since June 2009.

Yun-Min Chai, John Dowd, John Harris, Benjamin Hesse, Robert Lee, Kristina Salen, Douglas Simmons, Tobias Welo, and Edward Yoon have served as co-managers of the fund since November 2009.

Purchase and Sale of Shares

The fund offers its shares only to certain other mutual funds managed by FMR or an affiliate.

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

If you purchase the fund through an intermediary, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with FMR or Fidelity Distributors Corporation (FDC)), the fund, FMR, FDC, and/or their affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital appreciation.

Principal Investment Strategies

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the Dow Jones U.S. Total Stock Market Index, a broadly diversified measure of the performance of substantially all equity securities of U.S. headquartered companies. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Prospectus

Fund Basics - continued

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

There is additional risk for the fund with respect to aggregation of holdings of underlying sector central funds, which may result in the fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying sector central funds and any indirect concentration is a result of the underlying sector central funds pursuing their own investment objectives.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

Prospectus

Fund Basics - continued

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital appreciation.

Prospectus

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The assets of the fund consist primarily of shares of the underlying sector central funds, which are valued at their respective NAVs. Underlying sector central fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying sector central fund or if the value of a security held by an underlying sector central fund has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying sector central fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying sector central fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security 's valuation may differ depending on the method used for determining value. Fair valuation of an underlying sector central fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Because the fund is offered for investment only to certain other mutual funds managed by FMR or an affiliate, the potential for excessive or short-term disruptive purchases and sales is reduced. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and the fund accommodates frequent trading.

The fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions, but is offered for investment only to certain other mutual funds managed by FMR or an affiliate, which in turn have in place FMR's policies and procedures concerning frequent trading. The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus.

Buying Shares

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your order is received in proper form.

Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

All wires must be received in proper form by Fidelity at the fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase or you could be liable for any losses or fees the fund or Fidelity has incurred or for interest and penalties.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of the fund is its NAV.

Prospectus

Shareholder Information - continued

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

When you place an order to sell shares, note the following:

  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Account Policies

Fidelity will send monthly account statements detailing fund balances and all transactions completed during the prior month.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Your dividends and capital gain distributions will be paid in cash or, at your election, automatically reinvested in additional shares of the fund.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Prospectus

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo 105-0001, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.

Prospectus

  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Christopher Sharpe is lead co-manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoff Stein is lead co-manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

Yun-Min Chai is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

John Dowd is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Dowd has served as an equity research analyst and portfolio manager. Previously, he was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Benjamin Hesse is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Hesse has served as a research analyst and portfolio manager. Previously, he was a research analyst intern at Credit Suisse Asset Management in New York.

John M. Harris is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Harris has served as a research analyst and portfolio manager. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2006.

Robert Lee is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. He is also a member of FMR's Multi-Manager Group.

Kristina Salen is co-manager of the fund, which she has managed since November 2009. She also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Ms. Salen has worked as a research analyst and portfolio manager. Previously, she was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

Prospectus

Fund Services - continued

Douglas Simmons is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. He is also a member of FMR's Multi-Manager Group.

Tobias W. Welo is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. Previously, he worked as a research analyst and assistant portfolio manager for BlackRock.

Edward Yoon is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Yoon has served as a research analyst and portfolio manager. Previously, he worked for JP Morgan Asset Management as a research analyst and co-fund manager from 2002 until 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Ms. Salen and Messrs. Chai, Dowd, Harris, Hesse, Lee, Sharpe, Stein, Simmons, Welo, and Yoon.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2009, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended September 30, 2009, was 0.56% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

Prospectus

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended September 30, 2009.

FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease the fund's expenses and boost its performance.

Effective August 21, 2007, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

As of September 30, 2009, 100% of the fund's total outstanding shares was held by mutual funds managed by FMR or an FMR affiliate.

Fund Distribution

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the period of the fund's operations. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended September 30,

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.07	.01
Net realized and unrealized gain (loss)	.16 G	(2.91)	.73
Total from investment operations	.21	(2.84)	.74
Distributions from net investment income	(.04)	(.03)	-
Net asset value, end of period	$ 8.04	$ 7.87	$ 10.74
Total Return B, C	2.78%	(26.51)%	7.40%
Ratios to Average Net Assets E, I
Expenses before reductions	2.64%	2.35%	11.66% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99%	.99%	1.00% A
Net investment income (loss)	.86%	.76%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,130	$ 4,134	$ 1,618
Portfolio turnover rate F	54%	21%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 21, 2007 (commencement of operations) to September 30, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Prospectus

Appendix - continued

Additional Information About the Index

Dow Jones U.S. Total Stock Market IndexSM is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data. The Dow Jones Wilshire 5000 Composite IndexSM was discontinued on March 31, 2009 and succeeded by the Dow Jones U.S. Total Stock Market Index, which is identical in all aspects to the former index, including historical data.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.


For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03221

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.848234.104 BMO-pro-1109

Fidelity® Series Broad Market Opportunities Fund (formerly Fidelity Broad Market Opportunities Fund) (FBMAX)

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated November 28, 2009, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

PAGE

Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contract	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

BMO-ptb-1109
1.848235.104

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental limitations discussed above:

For the fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying Fidelity equity sector central funds (sector central funds) in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying sector central fund are set forth in its SAI.

In accordance with the fund's investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying sector central fund. As described in its prospectus, each underlying sector central fund will invest more than 25% of its total assets in its respective industry.

Investment Practices of the Fund and the Underlying Sector Central Funds

FMR allocates the fund's assets among underlying sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market. A sector central fund may invest in the same or other types of investments or its adviser, FMR Co., Inc. (FMRC), may employ strategies other than those discussed in this SAI. Except as otherwise stated, references on the following pages to "the fund" or "a fund"may relate to Fidelity Series Broad Market Opportunities Fund, one or more sector central funds, or both, and references to "the adviser" or "an adviser" may relate to FMR or FMRC or both.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies the adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. The adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of each fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, FMR may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the adviser.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Funds' Rights as an Investor. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when the adviser determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. the adviser will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM Index (S&P 500®) Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes."

The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI may be changed as regulatory agencies permit.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes."

The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI may be changed as regulatory agencies permit.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness.

Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, the adviser determines the liquidity of a fund's investments and, through reports from the adviser, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's® Investors Service, Inc.), or is unrated but considered to be of equivalent quality by the adviser.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, the adviser's research and credit analysis are an especially important part of managing securities of this type. The adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the adviser. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR LLC.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Loans will be made only to parties deemed by the adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the fund. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of the fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute the fund's portfolio transactions, FMR considers factors deemed relevant in the context of a particular trade and in regard to FMR's overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best qualitative execution, FMR may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's own research activities in providing investment advice to the fund.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's Decision-Making Process. Before causing the fund to pay a particular level of compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR, viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. While FMR may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR nor the fund incurs an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom the fund trades have agreed to participate in brokerage commission recapture.

Affiliated Transactions

FMR may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided FMR determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases adherence to these procedures could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended September 30, 2009 and 2008, the fund's portfolio turnover rates were 54% and 21%, respectively. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

For the fiscal years ended September 30, 2009, 2008, and 2007, the fund paid no brokerage commissions.

During the fiscal year ended September 30, 2009, the fund paid no brokerage commissions to firms for providing research or brokerage services. For the twelve-month period ending September 30, 2009, $2,077 of the fund's brokerage commissions were allocated to the fund by the central funds in which the fund has invested for research or brokerage services.

VALUATION

The fund's NAV is the value of a single share. The NAV of the fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The assets of the fund consist primarily of shares of the underlying sector central funds, which are valued at their respective NAVs.

Valuation of Underlying Sector Central Funds Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

The fund may invest a substantial amount of its assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including the fund, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Dividends. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met), or may be exempt from state and local taxation to the extent that they are derived from certain U.S. Government securities and meet certain requirements.

Capital Gain Distributions. The fund's long-term capital gain distributions, including amounts attributable to an underlying sector central fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

As of September 30, 2009, the fund had an aggregate capital loss carryforward of approximately $860,845. This loss carryforward, all of which will expire on September 30, 2017, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by the fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Standing Committees of the Fund's Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the fund, and fund shareholders and facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Wolfe currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' Chief Compliance Officer (CCO). The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended September 30, 2009, the committee held 25 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Ms. Knowles currently serving as Chair. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer (CFO), with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended September 30, 2009, the committee held five meetings.

The Governance and Nominating Committee is composed of Messrs. Wolfe (Chair) and Gamper, and Ms. Knowles. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended September 30, 2009, the committee held six meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2008.

Interested Trustees

DOLLAR RANGE OF FUND SHARES

Abigail P. Johnson

James C. Curvey

Series Broad Market Opportunities	none*	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000*	over $100,000

* As of March 31, 2009.

Independent Trustees

DOLLAR RANGE OF FUND SHARES

Albert R. Gamper, Jr.

Arthur E. Johnson

Michael E. Kenneally

Series Broad Market Opportunities	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	none
DOLLAR RANGE OF FUND SHARES

James H. Keyes

Marie L. Knowles

Kenneth L. Wolfe

Series Broad Market Opportunities	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	$50,001 - $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended September 30, 2009, or calendar year ended December 31, 2008, as applicable.

Compensation Table1

AGGREGATE COMPENSATION FROM A FUND

Albert R. Gamper, Jr.

Arthur E. Johnson[2]

Michael E. Kenneally[3]

James H. Keyes

Marie L. Knowles

Kenneth L. Wolfe


Series Broad Market Opportunities	$ 2	$ 2	$ 1	$ 2	$ 2	$ 2
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 405,583	$ 402,083	$ 62,167	$ 408,083	$ 437,500	$ 442,333

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by FMR.

2 For the period January 1, 2008 through July 31, 2008, Mr. Arthur E. Johnson served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Johnson serves as a member of the Board of Trustees.

3 For the period November 20, 2008 through December 31, 2008, Mr. Kenneally served as a Member of the Advisory Board. Effective January 1, 2009, Mr. Kenneally serves as a Member of the Board of Trustees.

A Reflects compensation received for the period January 1, 2008 through July 31, 2008 for 377 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC and Fidelity Central Investment Portfolios II LLC) and for the period August 1, 2008 through December 31, 2008 for 159 funds of 29 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2008, the Trustees accrued required deferred compensation from the funds as follows: Albert R. Gamper, Jr., $169,792; Arthur E. Johnson, $67,708; James H. Keyes, $169,792; Marie L. Knowles, $183,750; and Kenneth L. Wolfe, $185,417.


As of September 30, 2009, 100% of the fund's total outstanding shares was held by mutual funds managed by FMR or an FMR affiliate.

As of September 30, 2009, the Trustee and Officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Inc. (FMR Japan), Fidelity Research & Analysis Company (FRAC), and FMR Co., Inc. (FMRC). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FIL Limited, a Bermuda company formed in 1968, is the ultimate parent company of FIL Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L). Edward C. Johnson 3d, Abigail P. Johnson, other Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL Limited. At present, the primary business activities of FIL Limited and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FMR H.K., FMR Japan, FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-	6.4900		50.3823
6	-	9.4600		100.3512
9	-	12.4300		150.3371
12	-	15.4000		200.3284
15	-	18.3850		250.3219
18	-	21.3700		300.3163
21	-	24.3600		350.3113
24	-	30.3500		400.3067
30	-	36.3450		450.3024
36	-	42.3400		500.2982
42	-	48.3350		550.2942
48	-	66.3250		600.2904
66	-	84.3200		650.2870
84	-	102.3150		700.2838
102	-	138.3100		750.2809
138	-	174.3050		800.2782
174	-	210.3000		850.2756
210	-	246.2950		900.2732
246	-	282.2900		950.2710
282	-	318.2850		1,000.2689
318	-	354.2800		1,050.2669
354	-	390.2750		1,100.2649
390	-	426.2700		1,150.2631
426	-	462.2650		1,200.2614
462	-	498.2600		1,250.2597
498	-	534.2550		1,300.2581
534	-	587.2500		1,350.2566
587	-	646.2463		1,400.2551
646	-	711.2426		1,450.2536
711	-	782.2389		1,500.2523
782	-	860.2352		1,550.2510
860	-	946.2315		1,600.2497
946	-	1,041.2278		1,650.2484
1,041	-	1,145.2241		1,700.2472
1,145	-	1,260.2204		1,750.2460
1,260	-	1,386.2167		1,800.2449
1,386	-	1,525.2130		1,850.2438
1,525	-	1,677.2093		1,900.2427
1,677	-	1,845.2056		1,950.2417
Over		1,845.2019		2,000.2407

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,260 billion of group net assets - the approximate level for September 2009 was 0.2594%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,260 billion.

The fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for September 2009, the fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Series Broad Market Opportunities Fund	0.2594%	+	0.3000%	=	0.5594%

One-twelfth of the management fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.

For the fiscal years ended September 30, 2009, 2008, and 2007, the fund paid FMR management fees of $16,548, $19,837, and $915, respectively.

FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase the fund's returns, and repayment of the reimbursement by the fund will lower its returns.

Sub-Adviser - FMRC. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. Under the terms of the sub-advisory agreement for the fund, FMR, and not the fund, pays FMRC's fees.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States. Under the terms of the master international research agreement, FMR, and not the fund, pays FIIA. Under the terms of the sub-research agreements, FIIA, and not the fund, pays FIIA(U.K.)L and FIJ.

Sub-Adviser - FRAC. On behalf of the fund, FMR, FMRC, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. Under the terms of the research agreement, FMR and FMRC, and not the fund, agree, in the aggregate, to pay FRAC.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

Christopher Sharpe and Geoff Stein are lead co-managers of Series Broad Market Opportunities and receive compensation for their services. As of September 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each lead co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of each lead co-manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Series Broad Market Opportunities is linked to the fund's pre-tax investment performance relative to the performance of the Dow Jones U.S. Total Stock Market Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	62	130	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 117,364	$ 13,023	$ 257
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Broad Market Opportunities ($3 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2009, the dollar range of shares of Series Broad Market Opportunities beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Stein as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,526	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Broad Market Opportunities ($3 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2009, the dollar range of shares of Series Broad Market Opportunities beneficially owned by Mr. Stein was none.

The lead co-managers have allocated the fund's assets to certain central funds. The central fund portfolio managers are compensated for the management of their respective central funds, and are not separately compensated for their services to Series Broad Market Opportunities. As of the date of this SAI, the fund is invested in the following central funds:

Central Fund	Portfolio Manager
Consumer Discretionary Central Fund	John Harris
Consumer Staples Central Fund	Robert Lee
Energy Central Fund	John Dowd
Financials Central Fund	Benjamin Hesse
Health Care Central Fund	Edward Yoon
Industrials Central Fund	Tobias Welo
Information Technology Central Fund	Yun-Min Chai
Materials Central Fund	Tobias Welo
Telecom Services Central Fund	Kristina Salen
Utilities Central Fund	Douglas Simmons

Robert Lee is the portfolio manager of Consumer Staples Central Fund and receives compensation for his services. As of September 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Lee's bonus that is linked to the investment performance of Consumer Staples Central Fund is based on the fund's pre-tax investment performance measured against the MSCI US Investable Market Consumer Staples Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Yun-Min Chai is the portfolio manager of Information Technology Central Fund and receives compensation for his services. As of September 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Chai's bonus that is linked to the investment performance of Information Technology Central Fund is based on the fund's pre-tax investment performance measured against the MSCI US Investable Market Information Technology Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Lee as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,828	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 836	none	none

* Includes Consumer Staples Central Fund ($521 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2009, the dollar range of shares of Information Consumer Staples Central Fund beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Chai as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,815	none	$ 7
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Information Technology Central Fund ($1,006 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2009, the dollar range of shares of Information Technology Central Fund beneficially owned by Mr. Chai was none.

John Harris, John Dowd, Benjamin Hesse, Edward Yoon, Tobias Welo, Kristina Salen, and Douglas Simmons are sector fund managers. Each sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. Research analysts who also manage sector funds, such as the equity sector Central Funds, are referred to as sector fund managers. As of September 30, 2009, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of each sector fund manager's bonus that is linked to the investment performance of his or her fund is based on the fund's pre-tax investment performance measured against the index identified below for the fund. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Index
Consumer Discretionary Central Fund	MSCI US Investable Market Consumer Discretionary Index
Energy Central Fund	MSCI US Investable Market Energy Index
Financials Central Fund	MSCI US Investable Market Financials Index
Health Care Central Fund	MSCI US Investable Market Health Care Index
Industrials Central Fund	MSCI US Investable Market Industrials Index
Materials Central Fund	MSCI US Investable Market Materials Index
Telecom Services Central Fund	MSCI US Investable Market Telecommunications Services Index
Utilities Central Fund	MSCI US Investable Market Utilities Index

A sector fund manager's compensation plan may give rise to potential conflicts of interest. A sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a sector fund's trade allocation policies and procedures may give rise to conflicts of interest if the sector fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Harris as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 626	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Discretionary Central Fund ($517 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Dowd as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 6,446	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Central Fund ($576 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Hesse as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,201	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Financials Central Fund ($771 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Yoon as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,904	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Health Care Central Fund ($672 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Welo as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,934	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrials Central Fund ($602 (in millions) assets managed) and Materials Central Fund ($229 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Ms. Salen as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 520	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Telecom Services Central Fund ($174 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Simmons as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,959	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,226	none	none

* Includes Utilities Central Fund ($180 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

Dollar Range of Fund Shares Owned as of September 30, 2009:

Central Fund Manager	Central Fund	Dollar Range of Shares
John Harris	Consumer Discretionary Central Fund	none
John Dowd	Energy Central Fund	none
Benjamin Hesse	Financials Central Fund	none
Edward Yoon	Health Care Central Fund	none
Tobias Welo	Industrials Central Fund	none
Tobias Welo	Materials Central Fund	none
Kristina Salen	Telecom Services Central Fund	none
Douglas Simmons	Utilities Central Fund	none

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. In the event an Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® stock index.

H. Small-Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not comprised of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large-Capitalization Company, 15% for a Small-Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

4. Awards to non-employee directors are subject to management discretion.

5. In the case of stock awards, the restriction period is less than three years for non-performance-based awards, and less than one year for performance-based awards.

FMR will consider approving an equity award plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (Large-Capitalization Company) and 10% (Small- or Micro-Capitalization Company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting").

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds which are held exclusively by Fidelity Funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved a Distribution and Service Plan with respect to shares of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows shares of the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, the Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee with respect to each position in the fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets. The position fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment in any month in which the total return of the S&P 500 exceeds a positive or negative 15% from a pre-established base value.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in certain funds of funds managed by an FMR affiliate, according to the percentage of the QTP's, or a fund of funds' assets that is invested in the fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

The fund has also entered into a service agent agreement with FSC (or an agent, including an affiliate). The fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for the fund, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $1 billion of average net assets, 0.0275% of average net assets between $1 billion and $4 billion, 0.0041% of average net assets between $4 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

For the fiscal years ended September 30, 2009, 2008, and 2007, the fund paid FSC pricing and bookkeeping fees of $1,140, $1,387, and $64, respectively.

For administering the fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended September 30, 2009, 2008, and 2007, the fund did not pay FSC for securities lending.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Series Broad Market Opportunities Fund is a fund of Fidelity Charles Street Trust, an open-end management investment company created under an initial declaration of trust dated July 7, 1981. On April 1, 2009, Fidelity Series Broad Market Opportunities Fund changed its name from Fidelity Broad Market Opportunities Fund to Fidelity Series Broad Market Opportunities Fund. Currently, there are nine funds offered in the trust: Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, Fidelity Series Broad Market Opportunities Fund, and Fidelity Global Balanced Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for the fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended September 30, 2009, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

The fund will provide a full list of holdings, including its top ten holdings, monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

The fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of the fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: the fund's trustees; the fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); Fitch Inc. and certain affiliates (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

FMR, its affiliates, or the fund will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

Fidelity Charles Street Trust
Post-Effective Amendment No. 98

PART C. OTHER INFORMATION

Item 28. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated September 19, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 72.

(2) Amendment to the Declaration of Trust, dated September 19, 2007, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 87.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Management Contract, dated August 1, 2007, between Fidelity Asset Manager 50% and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 87.

(2) Management Contract, dated August 1, 2007, between Fidelity Asset Manager 85% and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 87.

(3) Management Contract, dated August 1, 2007, between Fidelity Asset Manager 70% and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 87.

(4) Management Contract, dated August 1, 2007, between Fidelity Asset Manager 20% and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 87.

(5) Management Contract, dated September 20, 2007, Contract between Fidelity Asset Manager 30% and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 87.

(6) Management Contract, dated September 20, 2007, between Fidelity Asset Manager 40% and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 87.

(7) Management Contract, dated September 20, 2007, between Fidelity Asset Manager 60% and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 87.

(8) Management Contract, dated August 1, 2007, between Fidelity Global Balanced Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 87.

(9) Management Contract, dated July 19, 2007, between Fidelity Broad Market Opportunities Fund (currently known as Fidelity Series Broad Market Opportunities Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 86.

(10) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, (FIMM) Inc., on behalf of Fidelity Asset Manager (currently known as Fidelity Asset Manager 50%), is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 73.

(11) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management and Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager (currently known as Fidelity Asset Manager 50%), is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 72.

(12) Sub-Advisory Agreement, dated September 16, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, (FIMM) Inc., on behalf of Fidelity Asset Manager: Aggressive (currently known as Fidelity Asset Manager 85%), is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 70.

(13) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management and Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager: Aggressive (currently known as Fidelity Asset Manager 85%), is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 72.

(14) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, (FIMM) Inc., on behalf of Fidelity Asset Manager: Growth (currently known as Fidelity Asset Manager 70%), is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 73.

(15) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management and Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager: Growth (currently known as Fidelity Asset Manager 70%), is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 72.

(16) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. (FIMM), on behalf of Fidelity Asset Manager: Income (currently known as Fidelity Asset Manager 20%), is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 73.

(17) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management and Research Company and FMR Co., Inc., on behalf of Fidelity Asset Manager: Income (currently known as Fidelity Asset Manager 20%), is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 72.

(18) Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager 30% is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 87.

(19) Sub-Advisory Agreement, dated September 20, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Asset Manager 30% is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 87.

(20) Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager 40% is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 87.

(21) Sub-Advisory Agreement, dated September 20, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Asset Manager 40% is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 87.

(22) Sub-Advisory Agreement, dated September 20, 2007, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of Fidelity Asset Manager 60% is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 87.

(23) Sub-Advisory Agreement, dated September 20, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Asset Manager 60% is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 87.

(24) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 88.

(25) Sub-Advisory Agreement, dated September 20, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 89.

(26) Sub-Advisory Agreement, dated September 20, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 89.

(27) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 87.

(28) Sub-Advisory Agreement, dated July 19, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Broad Market Opportunities Fund (currently known as Fidelity Series Broad Market Opportunities Fund), is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 86.

(29) Amendment to the Sub-Advisory Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Management & Research Company, on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 89.

(30) Amendment to the Sub-Advisory Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.) and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 89.

(31) Amendment to the Sub-Advisory Agreement, dated August 1, 2007, between Fidelity Investments Japan Limited and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of Fidelity Global Balanced Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 89.

(32) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(34) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 75.

(33) Schedule A, dated July 16, 2009, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(37) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 126.

(34) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(36) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 75.

(35) Schedule A, dated July 16, 2009, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(41) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 126.

(36) Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 90.

(37) Schedule A, dated September 28, 2009, to the Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(49) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 128.

(38) Amended and Restated Master International Research Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(44) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(39) Schedule A, dated September 28, 2009, to the Amended and Restated Master International Research Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of the Registrant, is incorporated herein by reference to (d)(59) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 128.

(40) Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, and Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (d)(48) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(41) Schedule A, dated August 1, 2007, to the Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, and Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (d)(49) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(42) Form of Schedule A to the Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of Fidelity Charles Street Trust on behalf of Fidelity Broad Market Opportunities Fund (currently known as Fidelity Series Broad Market Opportunities Fund) is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 83.

(43) Form of Schedule A to the Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 86.

(44) Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, and Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (d)(52) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(45) Schedule A, dated August 1, 2007, to the Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, and Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (d)(53) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(46) Form of Schedule A to the Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of Fidelity Charles Street Trust on behalf of Fidelity Broad Market Opportunities Fund (currently known as Fidelity Series Broad Market Opportunities Fund) is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 83.

(47) Form of Schedule A to the Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 86.

(48) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(49) Schedule A, dated September 28, 2009, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant is incorporated herein by reference to (d)(71) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 128.

(e) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Asset Manager (currently known as Fidelity Asset Manager 50%) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 82.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Asset Manager: Aggressive (currently known as Fidelity Asset Manager 85%) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 82.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Asset Manager: Growth (currently known as Fidelity Asset Manager 70%) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 82.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Asset Manager: Income (currently known as Fidelity Asset Manager 20%) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 82.

(5) General Distribution Agreement, dated September 20, 2007, between Fidelity Asset Manager 30% and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 87.

(6) General Distribution Agreement, dated September 20, 2007, between Fidelity Asset Manager 40% and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 87.

(7) General Distribution Agreement, dated September 20, 2007, between Fidelity Asset Manager 60% and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 87.

(8) General Distribution Agreement, dated June 29, 2007, between Fidelity Global Balanced Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 87.

(9) General Distribution Agreement, dated July 19, 2007, between Fidelity Broad Market Opportunities Fund (currently known as Fidelity Series Broad Market Opportunities Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 86.

(10) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 77.

(11) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 77.

(12) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 77.

(f) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through August 1, 2008 is incorporated herein by reference to Exhibit (f) of Fidelity Hastings Street Trust (File No. 002-11517) Post-Effective Amendment No. 121.

(g) (1) Custodian Agreement and Appendix C and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Charles Street Trust on behalf of Fidelity Global Balanced Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(2) Appendix A, dated February 2, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Charles Street Trust on behalf of Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 84.

(3) Appendix B, dated July 16, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Charles Street Trust on behalf of Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 89.

(4) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Charles Street Trust on behalf of Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 89.

(5) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(6) Appendix A, dated July 28, 2009 to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% is incorporated herein by reference to Exhibit (g)(2) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 122.

(7) Appendix B, dated April 9, 2009 to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% is incorporated herein by reference to Exhibit (g)(3) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 23.

(8) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Charles Street Trust on behalf of Fidelity Broad Market Opportunities Fund (currently known as Fidelity Series Broad Market Opportunities Fund) are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(9) Appendix A, dated September 25, 2009, to the Custodian Agreement dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Charles Street Trust on behalf of Fidelity Series Broad Market Opportunities Fund (formerly known as Fidelity Broad Market Opportunities Fund) is incorporated herein by reference to Exhibit (g)(9) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 89.

(10) Appendix B, dated April 9, 2009, to the Custodian Agreement dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Charles Street Trust on behalf of Fidelity Series Broad Market Opportunities Fund (formerly known as Fidelity Broad Market Opportunities Fund) is incorporated herein by reference to Exhibit (g)(3) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 78.

(11) Fidelity Group Repo Custodian Agreement among The Bank of New York (currently known as The Bank of New York Mellon), J.P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(12) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(13) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(14) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(15) Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(16) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(17) Schedule A-1, Part I and Part IV, dated December 2008, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(10) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 122.

(h) Not applicable.

(i) Legal Opinion of Dechert LLP, dated November 24, 2009, is filed herein as Exhibit (i).

(j) (1) Consent of Deloitte & Touche LLP, dated November 24, 2009, is filed herein as Exhibit (j)(1).

(2) Consent of PricewaterhouseCoopers LLP, dated November 24, 2009, is filed herein as Exhibit (j)(2).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager (currently known as Fidelity Asset Manager 50%) is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 71.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager: Aggressive (currently known as Fidelity Asset Manager 85%) is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 70.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager: Growth (currently known as Fidelity Asset Manager 70%) is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 71.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager: Income (currently known as Fidelity Asset Manager 20%) is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 71.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Class A is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 79.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Class T is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 79.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Class B is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 79.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Class C is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 79.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 20%: Institutional Class is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 79.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Class A is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 79.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Class T is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 79.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Class B is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 79.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Class C is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 79.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 50%: Institutional Class is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 79.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Class A is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 79.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Class T is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 79.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Class B is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 79.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Class C is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 79.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 85%: Institutional Class is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 79.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 30% is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 86.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Class A is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 86.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Class T is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 86.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Class B is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 86.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Class C is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 86.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 30%: Institutional Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 86.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 40% is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 86.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Class A is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 86.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Class T is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 86.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Class B is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 86.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Class C is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 86.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 40%: Institutional Class is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 86.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 60% is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 86.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Class A is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 86.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Class T is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 86.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Class B is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 86.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Class C is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 86.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Asset Manager 60%: Institutional Class is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 86.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund is incorporated hereby reference to Exhibit (m)(43) of Post-Effective Amendment No. 84.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Broad Market Opportunities Fund (currently known as Fidelity Series Broad Market Opportunities Fund) is incorporated herein by reference to Exhibit (m)(44) of Post Effective Amendment No. 85.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 70%: Fidelity Advisor Asset Manager 70% Class A is incorporated herein by reference to Exhibit (m)(45) of Post Effective Amendment No. 90.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 70%: Fidelity Advisor Asset Manager 70% Class T is incorporated herein by reference to Exhibit (m)(46) of Post Effective Amendment No. 90.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 70%: Fidelity Advisor Asset Manager 70% Class B is incorporated herein by reference to Exhibit (m)(47) of Post Effective Amendment No. 90.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 70%: Fidelity Advisor Asset Manager 70% Class C is incorporated herein by reference to Exhibit (m)(48) of Post Effective Amendment No. 90.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Asset Manager 70%: Fidelity Advisor Asset Manager 70% Institutional Class is incorporated herein by reference to Exhibit (m)(49) of Post Effective Amendment No. 90.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Class A is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 95.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Class T is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 95.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Class B is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 95.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Class C is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 95.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund: Fidelity Advisor Global Balanced Fund Institutional Class is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 95.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 18, 2009, on behalf of Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, and Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 86.

(2) Schedule I, dated July 16, 2009, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 18, 2009, on behalf of Fidelity Charles Street Trust on behalf of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, and Fidelity Global Balanced Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 48.

(p) (1) Code of Ethics, dated February 2009, adopted by each fund(s) and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 112.

(2) Code of Ethics, dated February 2009, adopted by FIL Limited, Fidelity Investments Japan Limited, FIL Investment Advisors, and FIL Investment Advisors (U.K.) Ltd. pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 112.

Item 29. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 31. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and a member of the Advisory Board of funds advised by FMR (2003).

Timothy J. Barrett	Assistant Treasurer of FMR, FMRC, FMR U.K., FIMM, FRAC, and Strategic Advisers, Inc. (2009).

Mary Brady

Assistant Secretary of FMR, FMRC, and Fidelity Distributors Corporation (FDC) (2008); Secretary of FMR LLC (2009), Fidelity Management & Research (Japan) Inc. (FMR Japan), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

James C. Curvey	Director of FMR (2007), FMRC (2007), and FIMM (2009); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) (2008).

Boyce I. Greer

Executive Vice President of FMR (2005); President and Director of Strategic Advisers, Inc. (2008). Previously served as Executive Vice President of FMRC (2009) and as President and Director of FIMM (2009).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

John J. Remondi

Director of FMR (2007), FMRC (2007), FRAC (2009), and FIMM (2009); Director (2006) and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer (2007) and Chief Administrative Officer (2009) of FMR LLC.

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003).

Timothy J. Barrett	Assistant Treasurer of FMR, FMRC, FMR U.K., FIMM, FRAC, and Strategic Advisers, Inc. (2009).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

James C. Curvey	Director of FMR (2007), FMRC (2007), and FIMM (2009); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

John J. Remondi

Director of FMR (2007), FMRC (2007), FRAC (2009), and FIMM (2009); Director (2006) and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer (2007) and Chief Administrative Officer (2009) of FMR LLC.

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR LLC (2003); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(3) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board (2008) and Director (2007) of FMR H.K.; President of FRAC (2006).

Mark X. Burns	Director, Executive Director, and Head of Office of FMR H.K. (2008).

Markus Eichacker	Managing Director of Research of FMR H.K. (2009).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Director (2007) and Managing Director of Research of FMR H.K. (2008).

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

Sharon Yau Wong	Director of Investment Services-Asia of FMR H.K. (2008).

Tricor Corporate Secretary Limited	Secretary of FMR H.K. (2007).

(4) FIDELITY MANAGEMENT & RESEARCH (JAPAN) INC. (FMR JAPAN)

FMR Japan provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board (2008) and Director (2007) of FMR H.K.; President of FRAC (2006).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Takeya Suzuki	Managing Director of Research, Japan of FMR Japan (2009).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Managing Director of Research of FMR H.K. (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(5) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board (2008) and Director (2007) of FMR H.K.; President of FRAC (2006).

Timothy J. Barrett	Assistant Treasurer of FMR, FMRC, FMR U.K., FIMM, FRAC, and Strategic Advisers, Inc. (2009).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

Lawrence J. Brindisi	Director, Executive Director and Executive Vice President of FMR U.K. (2007).

Robert P. Brown	Director and Managing Director of Research of FMR U.K. (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

David Hamlin	Managing Director of Research of FMR U.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

John B. McHale	Managing Director of Research of FMR U.K. (2009).

Charles S. Morrison	Executive Vice President (2009) and Director (2008) of FMR U.K.; Executive Vice President of FIMM (2009). Previously served as Managing Director of Research of FMR U.K. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Managing Director of Research of FMR H.K. (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(6) FIDELITY RESEARCH & ANALYSIS COMPANY (FRAC)

FRAC provides investment advisory services to Fidelity Management & Research Company, Fidelity Management Trust Company, FMR Co., Inc., and Fidelity Investments Money Management, Inc. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board (2008) and Director (2007) of FMR H.K.; President of FRAC (2006).

Timothy J. Barrett	Assistant Treasurer of FMR, FMRC, FMR U.K., FIMM, FRAC, and Strategic Advisers, Inc. (2009).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

John J. Remondi

Director of FMR (2007), FMRC (2007), FRAC (2009), and FIMM (2009); Director (2006) and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer (2007) and Chief Administrative Officer (2009) of FMR LLC.

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(7) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Jacques P. Perold	President and Director of FIMM (2009).

Timothy J. Barrett	Assistant Treasurer of FMR, FMRC, FMR U.K., FIMM, FRAC, and Strategic Advisers, Inc. (2009).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

James C. Curvey	Director of FMR (2007), FMRC (2007), and FIMM (2009); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Charles S. Morrison	Executive Vice President (2009) and Director (2008) of FMR U.K.; Executive Vice President of FIMM (2009). Previously served as Managing Director of Research of FMR U.K. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

John J. Remondi

Director of FMR (2007), FMRC (2007), FRAC (2009), and FIMM (2009); Director (2006) and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer (2007) and Chief Administrative Officer (2009) of FMR LLC.

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Christopher Sullivan	Executive Vice President of FIMM (2009).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(8) FIL INVESTMENT ADVISORS (FIIA)

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

David J. Saul	President (2009) and Director of FIIA.

Lori Blackwood	Chief Compliance Officer of FIIA (2008).

Brett Goodin	Director of FIIA.

Frank Mutch	Director of FIIA.

Allan Pelvang	Director and Vice President of FIIA (2006).

Rosalie Powell	Assistant Secretary of FIIA (2009); Previously served as Secretary of FIIA (2009).

Robert Stewart	Director of FIIA (2004).

Sarah Haycock Tafur	Secretary of FIIA (2009).

Natalie Trusler	Assistant Secretary of FIIA (2007).

Andrew Wells	Director of FIIA (2005).

(9) FIL INVESTMENT ADVISORS (U.K.) LTD. (FIIA(U.K.)L)

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Andrew Morris	Director (2008) and Chief Compliance Officer of FIIA(U.K.)L.

Doug Naismith	Chief Executive Officer, Chairman, and Director of FIIA(U.K.)L (2008).

Nicky Richards	Director of FIIA(U.K.)L (2006).

Andrew Steward	Director of FIIA(U.K.)L (2008). Previously served as Chief Administration Officer of FIIA(U.K.)L (2008).

FIL Administration Ltd.	Secretary of FIIA(U.K.)L.

(10) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Thomas Balk	Representative Executive Officer and Director of FIJ (2006).

John Ford	Director and Executive Officer of FIJ (2006).

Ben Giffard	Director of FIJ (2008)

Tetsuya Koizumi	Executive Officer of FIJ (2008).

Jonathan O'Brien	Director of FIJ (2006).

Timothy Orchard	Executive Officer of FIJ (2009).

Hideki Sato	Executive Officer of FIJ (2008).

Masaya Shikama	Executive Officer of FIJ (2008).

Ann Stock	Director of FIJ (2008).

Mamiko Wakabayashi	Executive Officer of FIJ (2007).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
82 Devonshire Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong, Hong Kong

Fidelity Management & Research (Japan) (FMR Japan)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
82 Devonshire Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
82 Devonshire Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
82 Devonshire Street
Boston, MA 02109

FIL Investment Advisors (FIIA)
Pembroke Hall
42 Crow Lane
Pembroke, Bermuda HM 19

FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR LLC
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 32. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Thomas G. Coogan	Director and President (2009)	None
Robert J. Biemer, Jr.	Chief Legal Officer (2009)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jane Greene	Treasurer and Controller	None
Rodger A. Lawson	Director	None
William F. Loehning	Executive Vice President	None
Mary Brady	Assistant Secretary (2008)	None
Peter D. Stahl	Assistant Secretary (2008)	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York Mellon, 1 Wall Street, New York, NY, JPMorgan Chase Bank, 270 Park Avenue, New York, NY, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Global Balanced Fund and Fidelity Series Broad Market Opportunities Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% in connection with repurchase agreement transactions.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 98 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of November 2009.

Fidelity Charles Street Trust
	By	/s/John R. Hebble
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		John R. Hebble, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/John R. Hebble		President and Treasurer	November 27, 2009
John R. Hebble		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	November 27, 2009
Christine Reynolds		(Principal Financial Officer)

/s/Abigail P. Johnson		Trustee	November 27, 2009
Abigail P. Johnson

/s/James C. Curvey	*	Trustee	November 27, 2009
James C. Curvey

/s/Albert R. Gamper	*	Trustee	November 27, 2009
Albert R. Gamper

/s/Arthur E. Johnson	*	Trustee	November 27, 2009
Arthur E. Johnson

/s/Michael E. Kenneally	*	Trustee	November 27, 2009
Michael E. Kenneally

/s/James H. Keyes	*	Trustee	November 27, 2009
James H. Keyes

/s/Marie L. Knowles	*	Trustee	November 27, 2009
Marie L. Knowles

/s/Kenneth L. Wolfe	*	Trustee	November 27, 2009
Kenneth L. Wolfe

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated February 1, 2009 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 1, 2009.

WITNESS our hands on this first day of February 2009.

/s/James C. Curvey	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/James H. Keyes
James C. Curvey		James H. Keyes
/s/Albert R. Gamper		/s/Marie L. Knowles
Albert R. Gamper		Marie L. Knowles
/s/Arthur E. Johnson		/s/Kenneth L. Wolfe
Arthur E. Johnson		Kenneth L. Wolfe
/s/Michael E. Kenneally
Michael E. Kenneally

POWER OF ATTORNEY

I, the undersigned Secretary of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

in addition to any other investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the "Funds"), hereby severally constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after May 31, 2008.

WITNESS my hand on this thirty-first day of May 2008.

/s/Scott C. Goebel
Scott C. Goebel